                                                       Registration No. 33-74184
                                                                        811-8304



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                         Post-Effective Amendment No. 12

                           INHEIRITAGE SEPARATE ACCOUNT
               OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)


                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               440 Lincoln Street
                               Worcester MA 01653
                     (Address of Principal Executive Office)


                            Mary Eldridge, Secretary
                               440 Lincoln Street
                         Worcester, Massachusetts 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

              ___ immediately upon filing pursuant to paragraph (b)
              _X_ on May 1, 2002 pursuant to paragraph (b)
              ___ 60 days after filing pursuant to paragraph (a)(1)
              ___ on (date) pursuant to paragraph (a)(1) of rule (485)
              ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before February 15, 2002.

                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS

THIS REGISTRATION STATEMENT CONTAINS TWO PROSPECTUSES: PROSPECTUS A AND PROSPECTUS B.

ITEM NO. OF
FORM N-8B-2   CAPTION IN PROSPECTUS

1             Cover Page
2             Cover Page
3             Not Applicable
4             Distribution
5             The Company, The Inheiritage Account
6             The Inheiritage Account
7             Not Applicable
8             Not Applicable
9             Legal Proceedings
10            PROSPECTUS A: Summary;  Description of the Company,  the
              Inheiritage  Account and The Underlying Funds  (Variable);  The
              Policy;  Policy  Termination and  Reinstatement;  Other Policy
              Provisions
              PROSPECTUS B: Summary;  Description of the Company,  The
              Inheiritage  Account and The Underlying  Funds  (Select);  The
              Policy;  Policy  Termination  and  Reinstatement;  Other Policy
              Provisions
11            PROSPECTUS A:  Summary; Description of the Company, the
              Inheiritage Account and The Underlying Funds (Variable);
              Investment Objectives and Policies
              PROSPECTUS B:  Summary;  The Underlying Funds (Select);
              Investment Objectives and Policies
12            PROSPECTUS A:  Summary; The Underlying Funds (Variable)
              PROSPECTUS B: Summary; The Underlying Funds (Select)
13            PROSPECTUS A: Summary; The Underlying Funds (Variable); Charges
              and Deductions
              PROSPECTUS B:  Summary; The Underlying Funds (Select);  Charges
              and Deductions
14            Summary;  Application for a Policy
15            Summary; Application for a Policy; Premium Payments; Allocation of
              Net Premiums
16            PROSPECTUS A:  The Inheiritage Account: The Underlying Funds
              (Variable); Premium  Payments; Allocation of Net Premiums
              PROSPECTUS B: The Inheiritage Account; The Underlying Funds
              (Select); Premium Payments; Allocation of Net Premiums
17            Summary; Surrender; Partial Withdrawal; Charges and Deductions;
              Policy Termination and Reinstatement
18            PROSPECTUS A:  The Inheiritage Account: The Underlying Funds
              (Variable); Premium Payments
              PROSPECTUS B: The Inheiritage Account; The Underlying Funds
              (Select); Premium Payments
19            Reports; Voting Rights
20            Not Applicable
21            Summary; Policy Loans; Other Policy Provisions
22            Other Policy Provisions
23            Not Required
24            Other Policy Provisions
25            The Company
26            Not Applicable
27            The Company
28            Directors and Principal Officers of the Company
29            The Company
30            Not Applicable

31            Not Applicable
32            Not Applicable
33            Not Applicable
34            Not Applicable
35            Distribution
36            Not Applicable
37            Not Applicable
38            Summary; Distribution
39            Summary; Distribution
40            Not Applicable
41            The Company, Distribution
42            Not Applicable
43            Not Applicable
44            Premium Payments; Policy Value and Cash Surrender Value
45            Not Applicable
46            Policy Value and Cash Surrender Value; Federal Tax Considerations
47            The Company
48            Not Applicable
49            Not Applicable
50            The Inheiritage Account
51            Cover Page; Summary; Charges and Deductions; The Policy; Policy
              Termination and Reinstatement;  Other Policy Provisions
52            Addition, Deletion or Substitution of Investments
53            Federal Tax Considerations
54            Not Applicable
55            Not Applicable
56            Not Applicable
57            Not Applicable
58            Not Applicable
59            Not Applicable

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about Allmerica Variable Inheiritage, an individual joint survivor-ship flexible premium variable life insurance policy issued by First Allmerica Financial Life Insurance Company. The Policies are funded through the Inheiritage Account, a separate investment account of the Company that is referred to as the Separate Account, and a fixed-interest account also referred to as the General Account. Life insurance coverage is provided for two Insureds, with Death Proceeds payable at death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured, and Age 85 or under with respect to the older Insured. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Core Equity Fund                          Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                         Fidelity VIP Growth Portfolio
AIT Government Bond Fund                      Fidelity VIP High Income Portfolio
AIT Money Market Fund                         Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund          Fidelity VIP II Asset Manager Portfolio
AIT Select Emerging Markets Fund              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Select Growth and Income Fund             (CLASS 2)
AIT Select Growth Fund                        FT VIP Franklin Large Cap Growth Securities Fund
AIT Select International Equity Fund          FT VIP Franklin Small Cap Fund
AIT Select Investment Grade Income Fund       INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIT Select Strategic Growth Fund              INVESCO VIF Health Sciences Fund
AIT Select Strategic Income Fund              JANUS ASPEN SERIES (SERVICE SHARES)
AIT Select Value Opportunity Fund             Janus Aspen Growth Portfolio
ALLIANCE VARIABLE PRODUCTS                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
SERIES FUND, INC. (CLASS B)                   T. Rowe Price International Stock Portfolio
Alliance Premier Growth Portfolio
DELAWARE VIP TRUST
Delaware VIP International Value Equity
Series


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

We offer a variety of variable life policies. They may offer features including investment options, fees and/or charges that are different from those in the policies offered by this Prospectus. The policies may be offered through different distributors. Upon request, your financial representative can show you information regarding other life policies offered by the Company. You can also contact us directly to find out more about these life policies.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


Correspondence may be mailed to: Allmerica Select Inheiritage, P.O. Box 8179, Boston, MA 02266-8179



                               DATED MAY 1, 2002

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................      20
INVESTMENT OBJECTIVES AND POLICIES..........................      23
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      25
THE POLICY..................................................      26
  Market Timers.............................................      26
  Applying for the Policy...................................      26
  Free-Look Period..........................................      27
  Conversion Privileges.....................................      27
  Premium Payments..........................................      28
  Incentive Funding Discount................................      29
  Guaranteed Death Benefit Rider............................      29
  Paid-Up Insurance Option..................................      30
  Allocation of Net Premiums................................      31
  Transfer Privilege........................................      31
  Death Proceeds............................................      33
  Sum Insured Options.......................................      33
  Change in Sum Insured Option..............................      35
  Change in Face Amount.....................................      36
  Policy Value and Surrender Value..........................      37
  Death Proceeds Payment Options............................      39
  Optional Insurance Benefits...............................      39
  Policy Surrender..........................................      39
  Partial Withdrawals.......................................      39
CHARGES AND DEDUCTIONS......................................      41
  Tax Expense Charge........................................      41
  Premium Expense Charge....................................      41
  Monthly Deduction from Policy Value.......................      41
  Charges Against Assets of The Separate Account............      43
  Surrender Charge..........................................      44
  Charges on Partial Withdrawals............................      46
  Transfer Charges..........................................      46
  Charge for Increase in Face Amount........................      47
  Other Administrative Charges..............................      47
POLICY LOANS................................................      47
  Repayment of Loans........................................      48
  Effect of Policy Loans....................................      48
POLICY TERMINATION AND REINSTATEMENT........................      48
  Termination...............................................      48
  Reinstatement.............................................      49
OTHER POLICY PROVISIONS.....................................      50
  Policyowner...............................................      50
  Beneficiary...............................................      50
  Incontestability..........................................      50
  Suicide...................................................      50
  Notice of First Insured to Die............................      51
  Age.......................................................      51
  Assignment................................................      51
  Postponement of Payments..................................      51

VOTING RIGHTS...............................................      51
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      52
DISTRIBUTION................................................      53
REPORTS.....................................................      54
LEGAL PROCEEDINGS...........................................      54
FURTHER INFORMATION.........................................      54
INDEPENDENT ACCOUNTANTS.....................................      54
FEDERAL TAX CONSIDERATIONS..................................      54
  The Company and The Separate Account......................      55
  Taxation of the Policies..................................      55
  Modified Endowment Contracts..............................      56
  Estate and Generation-Skipping Taxes......................      57
MORE INFORMATION ABOUT THE GENERAL ACCOUNT..................      57
  General Description.......................................      57
  General Account Value and Policy Loans....................      58
  The Policy................................................      58
  Transfers, Surrenders, and Partial Withdrawals............      58
FINANCIAL STATEMENTS........................................      59
APPENDIX A -- OPTIONAL BENEFITS.............................     A-1
APPENDIX B -- PAYMENT OPTIONS...............................     B-1
APPENDIX C -- ILLUSTRATIONS.................................     C-1
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................     E-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

ACCUMULATION UNIT: A measure of the Policyowner's interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from the Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY: First Allmerica Financial Life Insurance Company. "We," "our," "us," "the Company" refer to First Allmerica Financial Life Insurance Company in this Prospectus.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Rider is in effect, the Death Proceeds will be the greater of
(a) the Face Amount as of the Final Premium Payment Date, or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company. This Rider may not be available in all states.

DEBT: All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specifications pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states. The Net Death Benefit may be different before and after the Final Payment Date. See DEATH PROCEEDS.

GENERAL ACCOUNT: All the assets of the Company other than those held in a Separate Account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of the Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: The Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age. The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the younger Insured's attained age on Death of Last Surviving Insured, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE 1 in SUM INSURED OPTIONS -- "GUIDELINE MINIMUM SUM INSURED".

INSURANCE AMOUNT AT RISK: The Sum Insured less the Policy Value.

INSUREDS: The two persons covered under the Policy.

LOAN VALUE: The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under the Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to the Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to the Policy.

POLICYOWNER: The person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, the Policyowner may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of a separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other policy liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.


SUB-ACCOUNT: A division of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Underlying Fund.


SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.


UNDERLYING FUNDS (FUNDS): The investment portfolios of Allmerica Investment Trust, Alliance Variable Products Series Fund, Inc., Delaware VIP Trust, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II, Franklin Templeton Variable Insurance Products Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, and T. Rowe Price International Series, which are available under the Policy.


VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                          SUMMARY OF FEES AND CHARGES

POLICY FEES AND CHARGES

THERE ARE COSTS RELATED TO THE INSURANCE AND INVESTMENT FEATURES OF THE POLICY. FEES AND CHARGES TO COVER THESE COSTS ARE DEDUCTED IN SEVERAL WAYS.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM POLICY VALUE

On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.

A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.

As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

A daily charge, currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Separate Account, is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Separate Account. The rate is 0.90% for the mortality and expense risk and 0.25% for the Separate Account administrative charge. The administrative charge is eliminated after the 15th Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account."

CHARGES OF THE UNDERLYING FUNDS


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2001. The Underlying Fund information below was provided by the Underlying Funds and was not independently verified by the Company.



                                                                                   OTHER EXPENSES         TOTAL FUND
                                             MANAGEMENT FEE                          (AFTER ANY         EXPENSES (AFTER
                                               (AFTER ANY         FEES UNDER     APPLICABLE WAIVERS/     ANY WAIVERS/
UNDERLYING FUND                            VOLUNTARY WAIVERS)    12B-1 PLAN*       REIMBURSEMENTS)      REIMBURSEMENTS)
---------------                            ------------------   --------------   -------------------   -----------------
AIT Core Equity Fund (Service Shares)....   0.55%               0.15%              0.06%               0.76%(1)(2)
AIT Equity Index Fund (Service Shares)...   0.28%               0.15%              0.06%               0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares).................................   0.50%               0.15%              0.08%               0.73%(1)
AIT Money Market Fund (Service Shares)...   0.31%               0.15%              0.05%               0.51%(1)
AIT Select Aggressive Growth
 Fund (Service Shares)...................   0.83%               0.15%              0.07%               1.05%(1)(2)
AIT Select Capital Appreciation
 Fund (Service Shares)...................   0.88%               0.15%              0.06%               1.09%(1)(2)
AIT Select Emerging Markets
 Fund (Service Shares)...................   1.35%               0.15%              0.34%               1.84%(1)(2)
AIT Select Growth and Income
 Fund (Service Shares)...................   0.68%               0.15%              0.05%               0.88%(1)(2)
AIT Select Growth Fund (Service
 Shares).................................   0.79%               0.15%              0.06%               1.00%(1)(2)
AIT Select International Equity
 Fund (Service Shares)...................   0.89%               0.15%              0.12%               1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)...................   0.41%               0.15%              0.06%               0.62%(1)
AIT Select Strategic Growth
 Fund (Service Shares)...................   0.85%               0.15%              0.29%               1.29%(1)
AIT Select Strategic Income
 Fund (Service Shares)...................   0.58%               0.15%              0.39%               1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares)........................   0.87%               0.15%              0.05%               1.07%(1)(2)
Alliance Premier Growth Portfolio
 (Class B)...............................   1.00%               0.25%              0.04%               1.29%
Delaware VIP International Value Equity
 Series..................................   0.84%               0.00%              0.16%               1.00%(3)
Fidelity VIP Equity-Income Portfolio.....   0.48%               0.00%              0.10%               0.58%(4)
Fidelity VIP Growth Portfolio............   0.58%               0.00%              0.10%               0.68%(4)
Fidelity VIP High Income Portfolio.......   0.58%               0.00%              0.13%               0.71%(4)
Fidelity VIP Overseas Portfolio..........   0.73%               0.00%              0.19%               0.92%(4)
Fidelity VIP II Asset Manager
 Portfolio...............................   0.53%               0.00%              0.11%               0.64%(4)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)...............   0.75%               0.25%              0.03%               1.03%(5)(6)
FT VIP Franklin Small Cap Fund
 (Class 2)...............................   0.53%               0.25%              0.31%               1.09%(5)(7)
INVESCO VIF Health Sciences Fund.........   0.75%               0.00%              0.31%               1.06%(8)
Janus Aspen Growth Portfolio (Service
 Shares).................................   0.65%               0.25%              0.01%               0.91%(9)
T. Rowe Price International Stock
 Portfolio...............................   1.05%               0.00%              0.00%               1.05%(10)



* These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive Service Fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Policyowners. Currently the Company receives Services Fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1) Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15% of average daily net assets.



    Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.

    In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



    Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3) Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001 were 1.01% for Delaware VIP International Value Equity Series.



(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions, total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for Fidelity VIP Overseas Portfolio, 0.63% for Fidelity VIP II Asset Manager Portfolio and 0.70% for Fidelity VIP High Income Portfolio.



(5) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(6) The Fund administration fee is paid indirectly through the management fee.



(7) For the FT VIP Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.



(8) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(9) Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


(10) Management fees include ordinary, recurring operating expenses.

OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn, or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The transaction fee applies to all partial withdrawals including a Withdrawal without surrender charge (described below).

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."

TRANSFER CHARGE

The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND
DEDUCTIONS -- "Transfer Charges."

SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender of the Policy or a decrease in the Face Amount.

SURRENDER CHARGE ON THE INITIAL FACE AMOUNT

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge. Such deferred sales charge varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to
1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."

SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT

A separate surrender charge will apply to, and is calculated for, each increase in the Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age
82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.

SURRENDER CHARGES ON DECREASES IN FACE AMOUNT

In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge" and APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's Surrender Value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If the Policyowner thinks about surrendering the Policy, the lower deferred sales charges that apply during the first two years from the Date of Issue or an increase in the Face Amount should be considered.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value, less any surrender charges and less any outstanding Debt, is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. (This Rider may not be available in all states.)

If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. The Policyowner may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.

In certain circumstances, the Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any Policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

ABOUT THE POLICY

The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

    - life insurance coverage on the named Insureds,

    - Policy Value,

    - surrender rights and partial withdrawal rights,

    - loan privileges, and

    - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.

CONDITIONAL INSURANCE AGREEMENT

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance, equal to the amount of insurance, subject to the terms of the Conditional Insurance Agreement. If the application is approved, the Policy will be issued as of the date the terms of the conditional insurance are met. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.

If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF THE POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

ALLOCATION OF INITIAL PREMIUMS

Net premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than 20 Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

FREE-LOOK PERIOD

The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:

    - 45 days after the applications for the Policy are signed,

    - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in the Policy), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium by check may be delayed until the check has cleared your bank.

Where required by state law, however, the Company will refund the entire amount of premiums paid. In other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

    (1) the difference between the premium, including fees and charges paid, and any amount allocated to the Separate Account, PLUS

    (2) the value of the amounts allocated to the Separate Account, PLUS

    (3) any fees or charges imposed on the amounts allocated to the Separate Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a fixed flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."

FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums. If the Guaranteed Death Benefit Rider is in effect, however, certain minimum premium payment tests must be met. (This Rider may not be available in all states.)

The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor, has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account; and

    - provides a guaranteed death benefit.

In order to maintain the Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in the Death Benefit Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals from the Policy Value in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.

A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."

LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.

Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans." There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

POLICY LAPSE AND REINSTATEMENT

Except as otherwise provided in the optional Guaranteed Death Benefit Rider, the failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:

    - The sum of the payments you have made, MINUS any Debt, withdrawals and withdrawal charges, and

    - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) MULTIPLIED by the number of months the Policy has been in force, or the number of months which have elapsed since the last increase in the Face Amount.

The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later than the Final Premium Payment Date). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability subject to our then current underwriting standards. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.

In addition, if the Guaranteed Death Benefit Rider is in effect, the Company guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account. The Policy may lapse, however, under certain circumstances. See THE POLICY -- "Guaranteed Death Benefit Rider." (This Rider may not be available in all states.)

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Separate Account and all accumulations in the General Account credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.

DEATH PROCEEDS

The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.

Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE
POLICY -- "Death Proceeds."

The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

FLEXIBILITY TO ADJUST SUM INSURED

Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change in Face Amount."

The minimum increase in the Face Amount is $10,000, and any increase also may require additional Evidence of Insurability. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."

ADDITIONAL INSURANCE BENEFITS

You have the flexibility to add additional insurance benefits by rider. These include the Exchange Option Rider ("Split Option Rider"), Other Insured Rider, Guaranteed Death Benefit Rider, and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS. (All riders may not be available in all states.)

The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

PAID-UP INSURANCE OPTION

The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount, or make partial withdrawals. Policy Value in the Separate Account will be transferred to the General Account on the date the Company receives Written Request to exercise the option, and transfers of Policy Value back to the Separate Account will not be permitted. Riders will continue only with the consent of the Company. Surrender Value and Loan Value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option." This option may not be available in all states.

INVESTMENT OPTIONS


The Policy permits Net Premiums to be allocated either to the Company's General Account or to the Separate Account. The Separate Account currently is comprised of 29 Sub-Accounts ("Sub-Accounts"). Of these 29 Sub-Accounts, 26 are available to the Policy. You may have allocations in up to 20 Sub-Accounts at one time. Each Sub-Account invests exclusively in a corresponding Underlying Fund. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account, subject to certain limitations described under THE POLICY -- "Transfer Privilege."



The following Underlying Funds are available under the Policy:



ALLMERICA INVESTMENT TRUST                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Core Equity Fund                       Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                      Fidelity VIP Growth Portfolio
AIT Government Bond Fund                   Fidelity VIP High Income Portfolio
AIT Money Market Fund                      Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund          FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund       Fidelity VIP II Asset Manager Portfolio
AIT Select Emerging Markets Fund           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Select Growth and Income Fund          FT VIP Franklin Large Cap Growth Securities Fund
AIT Select Growth Fund                     FT VIP Franklin Small Cap Fund
AIT Select International Equity Fund       INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIT Select Investment Grade Income Fund    INVESCO VIF Health Sciences Fund
AIT Select Strategic Growth Fund           JANUS ASPEN SERIES
AIT Select Strategic Income Fund           Janus Aspen Growth Portfolio
AIT Select Value Opportunity Fund          T. ROWE PRICE INTERNATIONAL SERIES, INC.
ALLIANCE VARIABLE PRODUCTS SERIES          T. Rowe Price International Stock Portfolio
FUND, INC.
Alliance Premier Growth Portfolio
DELAWARE VIP TRUST
Delaware VIP International Value Equity
Series


Certain Funds may not be available in all states.

Each of the Underlying Funds has its own investment objectives. Certain Underlying Funds, however, have investment objectives similar to certain other Underlying Funds. The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

TAX TREATMENT

The Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest-first" rule applies to any distribution of cash that is required under
Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."

The Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test at any time during the first seven Policy years, or within seven years of a material change in the Policy. The Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 2001, the Company and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Policies are set aside in the Separate Account and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. The Separate Account consists of twenty-nine Sub-Accounts, of which twenty-six are currently offered under the Policy. You may have allocations in up to 20 Sub-Accounts at one time. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following investment companies:


    - Allmerica Investment Trust



    - Alliance Variable Products Series Fund, Inc.



    - Delaware VIP Trust


    - Fidelity Variable Insurance Products Fund

    - Fidelity Variable Insurance Products Fund II


    - Franklin Templeton Variable Insurance Products Trust


    - INVESCO Variable Investment Funds, Inc.

    - Janus Aspen Series


    - T. Rowe Price International Series, Inc.

The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle, and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public, but solely to separate accounts of life insurance companies, such as the Separate Account.

Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Separate Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Separate Account administrative charge.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and the Separate Account.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "CHARGES OF THE UNDERLYING FUNDS" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

ALLMERICA INVESTMENT TRUST


Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Policy.



Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios is currently available under the Policy: Alliance Premier Growth Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE VIP TRUST



Delaware VIP Trust ("Delaware VIP") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Delaware VIP or its separate investment series. Delaware VIP was established to serve as an investment vehicle for various separate accounts supporting variable insurance contracts. One investment portfolio ("Series") is available under the Policy: Delaware VIP International Value Equity Series. The investment adviser for the Series is Delaware International Advisers Ltd. ("DIAL"). Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay a monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Variable Insurance Products Fund"), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policy: the Fidelity VIP II Asset Manager Portfolio. The Portfolios of Fidelity VIP II, as part of their operating expenses, pay an investment management fee to FMR.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Two of its investment portfolios are available under the Policy: FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES Inc.nc.Inc.ts


Janus Aspen Series ("Janus") is an open-end, management investment company registered with the SEC. It was organized as a Delaware Business trust on May 20, 1993. Janus Capital is the investment adviser of Janus. One of its investment portfolios is available under the Policy: Janus Aspen Growth Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC.



T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Policy: T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The statements of additional information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.


AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.


ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States. This Series formerly was known as International Equity Series.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. See the Fidelity VIP prospectus.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income, while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.

INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.



JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, INC. -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment Policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Policy Value in that Sub-Account, the Company will transfer it without charge on written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) your receipt of the notice of the right to transfer. You may then change the percentages of your premium and deduction allocations.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Underlying Funds are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

If any of these substitutions or changes is made, the Company may, by endorsement, change the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                   THE POLICY


MARKET TIMERS



The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policyowners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase the Policies.



In order to prevent "market timing" activities that may harm or disadvantage other Policyowners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. The Company reserves the right to impose, without prior notice, restrictions on transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policyowners. If any of these actions are taken, the Company will notify the Market Timer of the action as soon as practicable.


APPLYING FOR THE POLICY

The Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insureds are insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for, subject to the terms of the Conditional Insurance Agreement, up to a maximum of $500,000, pending underwriting approval. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

If the application is approved, the Policy will be issued as of the date the terms of the Conditional Insurance Agreement were met. If no Conditional Insurance Agreement is in effect because the prospective Policyowner does not wish to make any payment until the Policy is issued or has paid an initial premium that is not sufficient to place the Policy in force, upon delivery of the Policy the Company will require payment of sufficient premium to place the insurance in force.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL

Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Principal Office. IF THE POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

FREE-LOOK PERIOD

The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

    - 60 days after you receive the Policy, if the Policy was purchased as a replacement in New York for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, PLUS

(2) the value of the amounts allocated to the Separate Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon canceling the increase, you will receive a credit to the Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in the Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General

Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, the Company will, at your request, issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Classes as the original Policy.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not, itself, cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted from your checking account each month, generally on the Monthly Payment Date, and applied as a premium under the Policy. The minimum payment permitted under a monthly automatic payment procedure is $50.

Premiums are not limited as to frequency and number. No premium payment, however, may be less than $100 without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

INCENTIVE FUNDING DISCOUNT

The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If, however, the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account, and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

(1) Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

(2) On each Policy anniversary, (a) must exceed (b) where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Debt which is classified as a preferred loan; and

    (b) is the sum of the minimum guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT RIDER

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the Rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy loan, or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above), or

    - any Policy change that results in a negative guideline level premium, or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option 1, if such change occurs within five Policy years of the Final Premium Payment Date, or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

PAID-UP INSURANCE OPTION

Upon Written Request, a Policyowner may exercise a Paid-Up Insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Table D, Smoker or Non-Smoker, with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

    - As described above, the Paid-Up Insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for Paid-Up Insurance at the Insureds' attained Ages. The net cash value is the cash value less any outstanding loans.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for the Policy, you may indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums pursuant to written or telephone request. If the Policyowner elects allocation changes by telephone, a properly completed authorization form must be on file before telephone requests will be honored. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE


Subject to our then current rules, you may transfer amounts among the Sub-Accounts or between a Sub-Account and the Fixed Account. We will make transfers at your Written Request or telephone request, as described below. Transfers are effected at the value next computed after receipt of the transfer order. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.)


TELEPHONE REQUESTS


You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITATIONS

The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum or maximum amount that may be transferred,

    - Minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - Minimum period between transfers, and

    - Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

    - There has been at least a ninety (90) day period since the last transfer from the Fixed Account; and

    - The amount transferred from the Fixed Account in each transfer does not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.


Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.


These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the AIT Money Market Fund to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day.

The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

DEATH PROCEEDS



The Policy provides two death benefit options: Option 1 and Option 2 (for more information, see SUM INSURED OPTIONS). The Policy provides for the payment of the Death Proceeds under the applicable death benefit option to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, due proof of such death must be received at the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds to the named Beneficiary upon due proof of the death of the last surviving Insured.


Normally, the Company will pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

Prior to the Final Premium Payment Date, the Death Proceeds are:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; PLUS

    - any additional insurance on the Insureds' lives that is provided by rider; MINUS

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of death of the last surviving Insured for Option 2 and date of death of the last surviving Insured for Option 1.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the Table below. The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

Age                                     Percentage   Age                                     Percentage
---                                     ----------   ---                                     ----------
thru 40..............................      250%      61...................................      128%
41...................................      243%      62...................................      126%
42...................................      236%      63...................................      124%
43...................................      229%      64...................................      122%
44...................................      222%      65...................................      120%
45...................................      215%      66...................................      119%
46...................................      209%      67...................................      118%
47...................................      203%      68...................................      117%
48...................................      197%      69...................................      116%
49...................................      191%      70...................................      115%
50...................................      185%      71...................................      113%
51...................................      178%      72...................................      111%
52...................................      171%      73...................................      109%
53...................................      164%      74...................................      107%
54...................................      157%      75 thru 90...........................      105%
55...................................      150%      91...................................      104%
56...................................      146%      92...................................      103%
57...................................      142%      93...................................      102%
58...................................      138%      94...................................      101%
59...................................      134%      95...................................      100%
60...................................      130%

Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under
Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. The cost of insurance included in the Monthly Deduction will be greater, however, and thus the rate at which Policy Value will accumulate will be slower under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose Option
2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, Option 1 should be selected.

ILLUSTRATIONS

For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

ILLUSTRATION OF OPTION 1

Under Option 1, a Policy with a $250,000 Face Amount generally will have a Sum Insured equal to $250,000. However, because the Sum Insured must be equal to or greater than 250% of the Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $250,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $312,500

($125,000 X 2.50); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $375,000 ($150,000 X 2.50); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $500,000 ($200,000 X 2.50).

Similarly, so long as the Policy Value exceeds $100,000, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $312,500 to $250,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 115%. The Sum Insured would not exceed the $250,000 Face Amount unless the Policy Value exceeded $217,391 (rather than $100,000), and each dollar then added to or taken from the Policy Value would change the Sum Insured by $1.15.

ILLUSTRATION OF OPTION 2

For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Policy with a Face Amount of $250,000 will generally produce a Sum Insured of $250,000 plus Policy Value. For example, a Policy with a Policy Value of $50,000 will produce a Sum Insured of $300,000 ($250,000 + $50,000); a
Policy Value of $80,000 will produce a Sum Insured of $330,000 ($250,000 + $80,000); a Policy Value of $100,000 will produce a Sum Insured of $350,000 ($250,000 + $100,000). However, the Sum Insured must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $166,666, 250% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $166,666 will increase the Sum Insured by $2.50. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $500,000
($200,000 X 2.50); a Policy Value of $250,000 will produce a Guideline Minimum Sum Insured of $625,000 ($250,000 X 2.50); and a Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $750,000 ($300,000 X 2.50).

Similarly, if the Policy Value exceeds $166,666, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $300,000 to $200,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $750,000 to $500,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 115%, so that the Sum Insured must be at least 1.15 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $250,000 unless the Policy Value exceeded $1,666,666 (rather than $166,666). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.15.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus the Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of

Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in the Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be for less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50, plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."

After increasing the Face Amount, you will have the right (a) during a Free-Look Period, to have the increase cancelled, and the charges which would not have been deducted but for the increase will be credited to the Policy, and
(b) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in a tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase,

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. For more information, see CHARGES AND DEDUCTIONS -- "Surrender Charge" and APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGE.

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, plus

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts,

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any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account; see THE POLICY -- "Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulation Units allocated to the Policy; plus

    - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

    (a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

    (b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

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
    (c) is a charge for each day in the Valuation Period equal on an annual basis to 0.90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

    (d) is the Separate Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first 15 Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

DEATH PROCEEDS PAYMENT OPTIONS

During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

POLICY SURRENDER

You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in the Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The proceeds on surrender may be paid in a lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWALS

Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances as described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.

Certain of the charges and deductions described below may be reduced for Policies issued to employees of the Company and its affiliates located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); directors of the Company and its affiliates and subsidiaries; employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The cost of insurance charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company, and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.

MONTHLY DEDUCTION FROM POLICY VALUE

Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instruction or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, however, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for

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each subsequent increase in the Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE

If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                           OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."

COST OF INSURANCE RATES

Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into Standard Premium Classes and Substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a Substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount that you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGES

Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

CHARGES AGAINST ASSETS OF THE SEPARATE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts, and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Separate Account administrative charge is imposed after the 15th Policy year.

OTHER CHARGES AND EXPENSES

Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Underlying Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Accounts to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

    (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

    (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE

A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as provided in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.

ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT

Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies whereby the Policy Value will be allocated between the initial Face Amount and the increase. Subsequent premium payments are allocated between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following

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order: (1) the most recent increase; (2) the next most recent increases successively, and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted. For more information, see APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

CHARGES ON PARTIAL WITHDRAWALS

After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn, or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company, less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the AIT Money Market Fund to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge, and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege, or reallocate Policy Value within 20 days of the Date of Issue, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount that you request, a transaction charge of $40 will be deducted from the Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase, and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. Currently, no such charges are imposed, and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of the Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Policy loans to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

Normally, the loan amount will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be cancelled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00%.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. You may change a preferred loan to a non-preferred loan at any time upon written request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). The preferred loan option may not be available in all states.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily, and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount, and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer the Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the repaid loan will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If the Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT.

EFFECT OF POLICY LOANS

Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon surrender or the death of the last surviving Insured.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued,

                                         OR

    (b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds will still be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT

If the Policy has not been surrendered and the Insureds are alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insureds are insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (1) or (2). Under (1), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (2), the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue or any increase in the Face Amount, you must pay the amount shown in (2) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is named in the application for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.

INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if either Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for the Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT

The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers, may be postponed whenever (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion. The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policy-owner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Underlying Funds, or (2) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good-faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996) and Vice President (since 1984)
  Director and Vice President         of First Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica

Charles F. Cronin                     Secretary and Counsel (since 2000) of First
  Secretary                           Allmerica; Counsel (since 1996) of First Allmerica;
                                      Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                      Director, Vice President and General Counsel (since
  Director, Vice President and        2000) of First Allmerica; Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President and Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation

Mark A. Hug                           Director (since 2001) and Vice President (since 2000)
  Director and Vice President         of First Allmerica; Senior Vice President of Life and
                                      Annuity Products (2001) for The Equitable Life
                                      Assurance Society

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Director (since 1996) and President (since 1995) of
                                      Allmerica Asset Management, Inc.

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director, President and Chief       (since 1989) of First Allmerica
  Executive Officer

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President and Chief  Vice President (since 1993) and Treasurer (1993-2000)
  Financial Officer                   of First Allmerica

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Richard M. Reilly                     Director (since 1996); Vice President (1990-2001) and
  Director and Senior Vice President  Senior Vice President (since 2001) of First
                                      Allmerica; Director (since 1990), President and Chief
                                      Executive Officer (1995-2001) of Allmerica Financial
                                      Life Insurance and Annuity Company; Director and
                                      President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director and Vice President         Allmerica; Chief Executive Officer (1996 to 1998) of
                                      Travelers Property & Casualty; Senior Vice President
                                      (1993 to 1996) of Aetna Life & Casualty Company

Gregory D. Tranter                    Director and Vice President (since 2000) of First
  Director and Vice President         Allmerica; Vice President (1996-1998) of Travelers
                                      Property & Casualty; Director of Geico Team
                                      (1983-1996) of Aetna Life & Casualty


                                  DISTRIBUTION

Allmerica Investments, Inc. ("Allmerica Investments"), an indirect subsidiary of the Company, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments or of broker-dealers which have selling agreements with Allmerica Investments.

The Company pays commissions based on a commission schedule. After the Date of Issue or an increase in the Face Amount, commissions paid to agents who are registered representatives of Allmerica Investments generally will be up to 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 3.5% of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year or 14% of renewal premiums.

Commissions and expense reimbursements paid to broker-dealers, after issue of the Policy or an increase in the Face Amount, generally will equal 90% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 4% of any additional premiums. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments for services it performs and expenses it may incur as principal underwriter and general distributor.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loans. The Owner should review the information in all statements carefully. All errors or corrections must reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Investment Companies as required by the 1940 Act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of the Inheiritage Separate Account of the Company as of December 31, 2001 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly adversely, and possibly retroactively, affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the

Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code, and files a consolidated tax return with its parent and affiliates. Because the Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company periodically will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be; if there are changes made in the federal income tax treatment of variable life insurance at the Company level; or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws, the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at Risk. So long as the Policies are life insurance contracts, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee (but see "Modified Endowment Contracts"). Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policy-owner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury Department regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a non-taxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.

POLICY LOANS

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and be taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of
(a) 5% of the total number of officers and employees of the corporation, or
(b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including the Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A policy fails to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If a policy is considered a modified endowment contract, all distributions under the policy will be taxed on an "income-first" basis. Most distributions received by a Policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the policy) will be includible in gross income to the extent that the cash surrender value of the policy exceeds the Policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates with a value less than the unified credit amount will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.

As a general rule, if an insured is the Policyowner, and death proceeds are payable to a person two or more generations younger than the Policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the Policyowner (whether or not he or she is an insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the Insured's estate (because the insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation-skipping tax exemption of $1 million. Because these rules are complex, the Policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE AND POLICY LOANS


The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.


The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account, and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. If payment is delayed for 30 days or more, however, the Company will pay interest at least equal to an effective annual yield of 3.5% for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

THE POLICY

This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy, and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Separate Account. For complete details regarding the General Account, see the Policy itself.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If the Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in the Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account. This means that the last payments allocated to General Account will be withdrawn first.

The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

                              FINANCIAL STATEMENTS

Financial statements for the Company and for the Separate Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge. CERTAIN OF THESE RIDERS MAY NOT BE AVAILABLE IN ALL STATES.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The Rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This Rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

GUARANTEED DEATH BENEFIT RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

                                   APPENDIX B
                                PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.


    Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

    Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's
               Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

          (a)  upon the death of the payee, with no further payments due
               (Life Annuity);

          (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

          (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

    Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

    Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

    Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

          (a)  in the same amount as the original amount;

          (b)  in an amount equal to 2/3 of the original amount; or

          (c)  in an amount equal to 1/2 of the original amount.


Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this Policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option.

A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period. The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                                   APPENDIX C
                                 ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which the Sum Insured and the Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a Standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.

The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown, and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the premiums paid were invested each year to earn interest (after taxes) at 5% compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value. The amounts shown also take into account the daily charge against the Separate Account for mortality and expense risks and for the Separate Account administrative charge. In both the Current Cost of Insurance Charges illustrations and the Guaranteed Cost of Insurance Charges illustrations, the Separate Account charges currently are equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Separate Account in the first fifteen Policy Years, and 0.90% thereafter.

EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 1.00% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 2001 ranged from an annual rate of 0.49% to an annual rate of 1.84% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 1.00% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for

AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001. In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



Effective May 1, 2002 through April 30, 2003, the investment advisor for the Delaware VIP International Value Equity Series, Delaware International Advisers Ltd. ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001 were 1.01% for Delaware VIP International Value Equity Series. The waiver or reimbursement does not bind the investment advisor to declare future waivers or reimbursements in the future.



For FT VIP Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT


Taking into account the Separate Account mortality and expense risk charge of 0.90%, the Separate Account administrative charge of 0.25% (for the first 15 Policy years only), and the assumed 1.00% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.15%, 3.85% and 9.85%, respectively, during the first 15 Policy years and -1.90%, 4.10% and 10.10%, respectively, thereafter.


The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Policy Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGES AND UNDERWRITING CLASSIFICATIONS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              VARIABLE INHEIRITAGE

                                    INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55

                                    INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55

                                              SPECIFIED FACE AMOUNT = $1,000,000

                                                SUM INSURED OPTION 1

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS


           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
           PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST AT  ------------------------------  ------------------------------  ------------------------------
CONTRACT    5% PER     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
  YEAR      YEAR(1)      VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT
--------  -----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
   1         10,500           0     9,352   1,000,000         0     9,929   1,000,000         0    10,506   1,000,000
   2         21,525       5,749    18,410   1,000,000     7,483    20,144   1,000,000     9,286    21,947   1,000,000
   3         33,101       8,667    27,167   1,000,000    12,144    30,644   1,000,000    15,904    34,404   1,000,000
   4         45,256      17,862    35,622   1,000,000    23,671    41,431   1,000,000    30,209    47,969   1,000,000
   5         58,019      27,121    43,771   1,000,000    35,856    52,506   1,000,000    46,091    62,741   1,000,000
   6         71,420      36,072    51,612   1,000,000    48,335    63,875   1,000,000    63,296    78,836   1,000,000
   7         85,491      44,711    59,141   1,000,000    61,108    75,538   1,000,000    81,944    96,374   1,000,000
   8        100,266      53,031    66,351   1,000,000    74,174    87,494   1,000,000   102,170   115,490   1,000,000
   9        115,779      61,019    73,229   1,000,000    87,529    99,739   1,000,000   124,116   136,326   1,000,000
   10       132,068      68,668    79,768   1,000,000   101,171   112,271   1,000,000   147,945   159,045   1,000,000
   11       149,171      76,968    85,848   1,000,000   116,098   124,978   1,000,000   174,841   183,721   1,000,000
   12       167,130      84,760    91,420   1,000,000   131,156   137,816   1,000,000   203,853   210,513   1,000,000
   13       185,986      91,998    96,438   1,000,000   146,303   150,743   1,000,000   235,161   239,601   1,000,000
   14       205,786      98,632   100,852   1,000,000   161,492   163,712   1,000,000   268,974   271,194   1,000,000
   15       226,575     104,602   104,602   1,000,000   176,667   176,667   1,000,000   305,518   305,518   1,000,000
   16       248,404     107,916   107,916   1,000,000   190,022   190,022   1,000,000   343,634   343,634   1,000,000
   17       271,324     110,371   110,371   1,000,000   203,235   203,235   1,000,000   385,180   385,180   1,000,000
   18       295,390     111,920   111,920   1,000,000   216,264   216,264   1,000,000   430,558   430,558   1,000,000
   19       320,660     112,347   112,347   1,000,000   228,921   228,921   1,000,000   480,130   480,130   1,000,000
   20       347,193     111,463   111,463   1,000,000   241,040   241,040   1,000,000   534,366   534,366   1,000,000
 Age 60      58,019      27,121    43,771   1,000,000    35,856    52,506   1,000,000    46,091    62,741   1,000,000
 Age 65     132,068      68,668    79,768   1,000,000   101,171   112,271   1,000,000   147,945   159,045   1,000,000
 Age 70     226,575     104,602   104,602   1,000,000   176,667   176,667   1,000,000   305,518   305,518   1,000,000
 Age 75     347,193     111,463   111,463   1,000,000   241,040   241,040   1,000,000   534,366   534,366   1,000,000


(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              VARIABLE INHEIRITAGE

                                    INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55

                                    INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55

                                              SPECIFIED FACE AMOUNT = $1,000,000

                                                SUM INSURED OPTION 1

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS


           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
           PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST AT  ------------------------------  ------------------------------  ------------------------------
CONTRACT    5% PER     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
  YEAR      YEAR(1)      VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT
--------  -----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
   1         10,500           0     9,348   1,000,000         0     9,925   1,000,000         0    10,502   1,000,000
   2         21,525       5,725    18,386   1,000,000     7,458    20,119   1,000,000     9,260    21,921   1,000,000
   3         33,101       8,595    27,095   1,000,000    12,068    30,568   1,000,000    15,824    34,324   1,000,000
   4         45,256      17,698    35,458   1,000,000    23,495    41,255   1,000,000    30,022    47,782   1,000,000
   5         58,019      26,800    43,450   1,000,000    35,510    52,160   1,000,000    45,718    62,368   1,000,000
   6         71,420      35,500    51,040   1,000,000    47,712    63,252   1,000,000    62,618    78,158   1,000,000
   7         85,491      43,758    58,188   1,000,000    60,060    74,490   1,000,000    80,794    95,224   1,000,000
   8        100,266      51,520    64,840   1,000,000    72,500    85,820   1,000,000   100,318   113,638   1,000,000
   9        115,779      58,711    70,921   1,000,000    84,955    97,165   1,000,000   121,249   133,459   1,000,000
   10       132,068      65,242    76,342   1,000,000    97,329   108,429   1,000,000   143,645   154,745   1,000,000
   11       149,171      72,128    81,008   1,000,000   110,630   119,510   1,000,000   168,681   177,561   1,000,000
   12       167,130      78,149    84,809   1,000,000   123,627   130,287   1,000,000   195,315   201,975   1,000,000
   13       185,986      83,194    87,634   1,000,000   136,198   140,638   1,000,000   223,636   228,076   1,000,000
   14       205,786      87,139    89,359   1,000,000   148,204   150,424   1,000,000   253,745   255,965   1,000,000
   15       226,575      89,833    89,833   1,000,000   159,479   159,479   1,000,000   285,754   285,754   1,000,000
   16       248,404      89,080    89,080   1,000,000   167,986   167,986   1,000,000   318,276   318,276   1,000,000
   17       271,324      86,480    86,480   1,000,000   175,188   175,188   1,000,000   352,982   352,982   1,000,000
   18       295,390      81,831    81,831   1,000,000   180,854   180,854   1,000,000   390,123   390,123   1,000,000
   19       320,660      74,543    74,543   1,000,000   184,395   184,395   1,000,000   429,764   429,764   1,000,000
   20       347,193      64,020    64,020   1,000,000   185,202   185,202   1,000,000   472,099   472,099   1,000,000
 Age 60      58,019      26,800    43,450   1,000,000    35,510    52,160   1,000,000    45,718    62,368   1,000,000
 Age 65     132,068      65,242    76,342   1,000,000    97,329   108,429   1,000,000   143,645   154,745   1,000,000
 Age 70     226,575      89,833    89,833   1,000,000   159,479   159,479   1,000,000   285,754   285,754   1,000,000
 Age 75     347,193      64,020    64,020   1,000,000   185,202   185,202   1,000,000   472,099   472,099   1,000,000


(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              VARIABLE INHEIRITAGE

                                    INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55

                                    INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55

                                              SPECIFIED FACE AMOUNT = $1,000,000

                                                SUM INSURED OPTION 2

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS


           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
           PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST AT  ------------------------------  ------------------------------  ------------------------------
CONTRACT    5% PER     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
  YEAR      YEAR(1)      VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT
--------  -----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
   1         10,500           0     9,352   1,009,352         0     9,929   1,009,929         0    10,505   1,010,505
   2         21,525       5,746    18,407   1,018,407     7,479    20,140   1,020,140     9,282    21,943   1,021,943
   3         33,101       8,658    27,158   1,027,158    12,132    30,632   1,030,632    15,892    34,392   1,034,392
   4         45,256      17,839    35,599   1,035,599    23,643    41,403   1,041,403    30,177    47,937   1,047,937
   5         58,019      27,076    43,726   1,043,726    35,801    52,451   1,052,451    46,024    62,674   1,062,674
   6         71,420      35,994    51,534   1,051,534    48,235    63,775   1,063,775    63,170    78,710   1,078,710
   7         85,491      44,586    59,016   1,059,016    60,942    75,372   1,075,372    81,727    96,157   1,096,157
   8        100,266      52,842    66,162   1,066,162    73,915    87,235   1,087,235   101,816   115,136   1,115,136
   9        115,779      60,747    72,957   1,072,957    87,140    99,350   1,099,350   123,564   135,774   1,135,774
   10       132,068      68,288    79,388   1,079,388   100,607   111,707   1,111,707   147,113   158,213   1,158,213
   11       149,171      76,442    85,322   1,085,322   115,290   124,170   1,124,170   173,600   182,480   1,182,480
   12       167,130      84,040    90,700   1,090,700   130,010   136,670   1,136,670   202,022   208,682   1,208,682
   13       185,986      91,029    95,469   1,095,469   144,701   149,141   1,149,141   232,498   236,938   1,236,938
   14       205,786      97,348    99,568   1,099,568   159,285   161,505   1,161,505   265,153   267,373   1,267,373
   15       226,575     102,925   102,925   1,102,925   173,672   173,672   1,173,672   300,110   300,110   1,300,110
   16       248,404     105,755   105,755   1,105,755   186,004   186,004   1,186,004   336,062   336,062   1,336,062
   17       271,324     107,618   107,618   1,107,618   197,899   197,899   1,197,899   374,672   374,672   1,374,672
   18       295,390     108,458   108,458   1,108,458   209,262   209,262   1,209,262   416,132   416,132   1,416,132
   19       320,660     108,038   108,038   1,108,038   219,806   219,806   1,219,806   460,453   460,453   1,460,453
   20       347,193     106,153   106,153   1,106,153   229,261   229,261   1,229,261   507,683   507,683   1,507,683
 Age 60      58,019      27,076    43,726   1,043,726    35,801    52,451   1,052,451    46,024    62,674   1,062,674
 Age 65     132,068      68,288    79,388   1,079,388   100,607   111,707   1,111,707   147,113   158,213   1,158,213
 Age 70     226,575     102,925   102,925   1,102,925   173,672   173,672   1,173,672   300,110   300,110   1,300,110
 Age 75     347,193     106,153   106,153   1,106,153   229,261   229,261   1,229,261   507,683   507,683   1,507,683


(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              VARIABLE INHEIRITAGE

                                    INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55

                                    INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55

                                              SPECIFIED FACE AMOUNT = $1,000,000

                                                SUM INSURED OPTION 2

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS


           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
           PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST AT  ------------------------------  ------------------------------  ------------------------------
CONTRACT    5% PER     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
  YEAR      YEAR(1)      VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT     VALUE    VALUE(2)   BENEFIT
--------  -----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
   1         10,500           0     9,348   1,009,348         0     9,924   1,009,924         0    10,501   1,010,501
   2         21,525       5,722    18,382   1,018,382     7,454    20,115   1,020,115     9,256    21,917   1,021,917
   3         33,101       8,584    27,084   1,027,084    12,054    30,554   1,030,554    15,809    34,309   1,034,309
   4         45,256      17,670    35,430   1,035,430    23,462    41,222   1,041,222    29,983    47,743   1,047,743
   5         58,019      26,742    43,392   1,043,392    35,439    52,089   1,052,089    45,633    62,283   1,062,283
   6         71,420      35,396    50,936   1,050,936    47,579    63,119   1,063,119    62,451    77,991   1,077,991
   7         85,491      43,583    58,013   1,058,013    59,829    74,259   1,074,259    80,492    94,922   1,094,922
   8        100,266      51,242    64,562   1,064,562    72,121    85,441   1,085,441    99,800   113,120   1,113,120
   9        115,779      58,289    70,499   1,070,499    84,355    96,565   1,096,565   120,399   132,609   1,132,609
   10       132,068      64,619    75,719   1,075,719    96,410   107,510   1,107,510   142,291   153,391   1,153,391
   11       149,171      71,237    80,117   1,080,117   109,263   118,143   1,118,143   166,583   175,463   1,175,463
   12       167,130      76,905    83,565   1,083,565   121,641   128,301   1,128,301   192,138   198,798   1,198,798
   13       185,986      81,500    85,940   1,085,940   133,379   137,819   1,137,819   218,927   223,367   1,223,367
   14       205,786      84,883    87,103   1,087,103   144,285   146,505   1,146,505   246,901   249,121   1,249,121
   15       226,575      86,893    86,893   1,086,893   154,132   154,132   1,154,132   275,976   275,976   1,275,976
   16       248,404      85,310    85,310   1,085,310   160,792   160,792   1,160,792   304,467   304,467   1,304,467
   17       271,324      81,722    81,722   1,081,722   165,623   165,623   1,165,623   333,668   333,668   1,333,668
   18       295,390      75,941    75,941   1,075,941   168,316   168,316   1,168,316   363,411   363,411   1,363,411
   19       320,660      67,381    67,381   1,067,381   168,137   168,137   1,168,137   393,081   393,081   1,393,081
   20       347,193      55,494    55,494   1,055,494   164,346   164,346   1,164,346   422,033   422,033   1,422,033
 Age 60      58,019      26,742    43,392   1,043,392    35,439    52,089   1,052,089    45,633    62,283   1,062,283
 Age 65     132,068      64,619    75,719   1,075,719    96,410   107,510   1,107,510   142,291   153,391   1,153,391
 Age 70     226,575      86,893    86,893   1,086,893   154,132   154,132   1,154,132   275,976   275,976   1,275,976
 Age 75     347,193      55,494    55,494   1,055,494   164,346   164,346   1,164,346   422,033   422,033   1,422,033


(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:

APPLICABLE AGE   MAXIMUM GAPS
--------------  ---------------
     5-75            1.95
      76             1.92
      77             1.81
      78             1.69
      79             1.60
      80             1.50
      81             1.40
      82             1.31

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years).

The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

Younger   Initial    Younger   Initial    Younger   Initial
 Issue   Surrender    Issue   Surrender    Issue   Surrender
  Age     Charge       Age     Charge       Age     Charge
  ---    ---------   -------  ---------   -------  ---------
   5       5.00        31        9.40       57       21.00
   6       5.00        32        9.80       58       22.00
   7       5.00        33       10.20       59       23.00
   8       5.00        34       10.60       60       24.00
   9       5.00        35       11.00       61       25.00
  10       5.00        36       11.40       62       26.00
  11       5.00        37       11.80       63       27.00
  12       5.00        38       12.20       64       28.00
  13       5.00        39       12.60       65       29.00
  14       5.00        40       13.00       66       30.00
  15       5.00        41       13.40       67       31.00
  16       5.00        42       13.80       68       32.00
  17       5.00        43       14.20       69       33.00
  18       5.00        44       14.60       70       34.00
  19       5.00        45       15.00       71       35.00
  20       5.00        46       15.40       72       35.00

Younger   Initial    Younger   Initial    Younger   Initial
 Issue   Surrender    Issue   Surrender    Issue   Surrender
  Age     Charge       Age     Charge       Age     Charge
  ---    ---------   -------  ---------   -------  ---------
  21       5.40        47       15.80       73       35.00
  22       5.80        48       16.20       74       35.00
  23       6.20        49       16.60       75       35.00
  24       6.60        50       17.00       76       35.00
  25       7.00        51       17.40       77       35.00
  26       7.40        52       17.80       78       35.00
  27       7.80        53       18.20       79       35.00
  28       8.20        54       18.60       80       35.00
  29       8.60        55       19.00
  30       9.00        56       20.00

                                    EXAMPLES

For the purposes of these examples, assume that two non-smokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

    (a) Deferred Administrative Charge                                 $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge (48% x 1.95 GAPs)                       $15,781.99

                                                                     -----------

           TOTAL                                                      $24,281.99

    Maximum Surrender Charge per Table (19.00 x 1,000)                $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

    (a) Deferred Administrative Charge                                 $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge (not to exceed 25% of Premiums received,    Varies
       up to one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)

                                                            --------------------

                                                              Sum of (a) and (b)

The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

Example 1:

Assume the Policyowner surrenders the Policy in the 10th Policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

Example 2:

Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

                                   APPENDIX E
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 1994. The Company, however, may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables I(A)) and I(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in Tables I(A) and II(A)) under a "representative" Policy that is surrendered at the end of the applicable period. For more information on charges under the Policy, see CHARGES AND DEDUCTIONS.

Performance information may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index, or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or
(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company also may advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Services ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinions of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues, and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

The Company may provide information on various topics of interest to Policyowners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar-cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.


In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective Tables, for the one-year period ended December 31, 2001. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Sub-Accounts have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                                                                          10
                                                                                                         YEARS
                                                    SUB-ACCOUNT      FOR YEAR                         OR LIFE OF
                                                     INCEPTION        ENDED               5           SUB-ACCOUNT
                                                       DATE          12/31/01           YEARS          (IF LESS)
                                                       --------  ----------------  ---------------  ---------------
AIT Core Equity Fund (Service Shares)                09/17/95            -100.00%           -2.56%            3.59%
AIT Equity Index Fund (Service Shares)               10/19/95            -100.00%            0.55%            6.28%
AIT Government Bond Fund (Service Shares)            10/19/95             -97.06%           -8.84%           -4.73%
AIT Money Market Fund (Service Shares)               11/20/95             -97.58%           -5.45%           -2.15%
AIT Select Aggressive Growth Fund (Service Shares)   08/28/95            -100.00%          -10.26%           -2.65%
AIT Select Capital Appreciation Fund (Service
Shares)                                              04/30/95            -100.00%            1.87%           10.17%
AIT Select Emerging Markets Fund (Service Shares)    02/20/98            -100.00%             N/A           -30.37%
AIT Select Growth and Income Fund (Service Shares)   09/10/95            -100.00%           -4.83%            2.04%
AIT Select Growth Fund (Service Shares)              08/28/95            -100.00%           -2.45%            3.04%
AIT Select International Equity Fund (Service
Shares)                                              05/03/94            -100.00%           -8.64%            1.44%
AIT Select Investment Grade Income Fund (Service
Shares)                                              12/15/96             -94.11%           -3.63%           -3.56%
AIT Select Strategic Growth Fund (Service Shares)    02/20/98            -100.00%             N/A           -44.37%
AIT Select Strategic Income Fund (Service Shares)    05/01/01                N/A              N/A           -97.65%
AIT Select Value Opportunity Fund (Service Shares)   09/17/95             -89.61%            3.50%            8.82%
Alliance Premier Growth Portfolio (Class B)          05/01/01                N/A              N/A           -99.72%
Delaware VIP International Value Equity Series       10/19/95            -100.00%           -7.62%           -0.59%
Fidelity VIP Equity-Income Portfolio                 08/28/95            -100.00%           -0.60%            5.03%
Fidelity VIP Growth Portfolio                        08/28/95            -100.00%            2.06%            5.10%
Fidelity VIP High Income Portfolio                   12/04/95            -100.00%          -35.47%           -9.47%
Fidelity VIP Overseas Portfolio                      09/10/95            -100.00%           -8.70%           -2.70%
Fidelity VIP II Asset Manager Portfolio              05/11/94            -100.00%           -3.13%            3.94%
FT VIP Franklin Large Cap Growth Securities Fund
(Class 2)                                            05/01/01          N/A              N/A                 -99.72%
FT VIP Franklin Small Cap Fund (Class 2)             05/01/01          N/A              N/A                 -99.72%
INVESCO VIF Health Sciences Fund                     05/01/01          N/A              N/A                 -98.85%
Janus Aspen Growth Portfolio (Service Shares)        05/01/01          N/A              N/A                 -99.72%
T. Rowe Price International Stock Portfolio          08/28/95            -100.00%          -11.69%           -4.47%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                        10
                                                                                                       YEARS
                                                    SUB-ACCOUNT     FOR YEAR                        OR LIFE OF
                                                     INCEPTION        ENDED             5           SUB-ACCOUNT
                                                       DATE         12/31/01          YEARS          (IF LESS)
                                                       --------  ---------------  --------------  ---------------
AIT Core Equity Fund (Service Shares)                09/17/95            -17.83%           6.52%            8.85%
AIT Equity Index Fund (Service Shares)               10/19/95            -13.03%           9.11%           11.35%
AIT Government Bond Fund (Service Shares)            10/19/95              3.63%           1.44%            1.86%
AIT Money Market Fund (Service Shares)               11/20/95              3.09%           4.16%            4.17%
AIT Select Aggressive Growth Fund (Service Shares)   08/28/95            -22.53%           0.32%            3.39%
AIT Select Capital Appreciation Fund (Service
Shares)                                              04/30/95             -2.27%          10.22%           14.18%
AIT Select Emerging Markets Fund (Service Shares)    02/20/98            -10.17%       N/A                 -8.47%
AIT Select Growth and Income Fund (Service Shares)   09/10/95            -12.76%           4.66%            7.47%
AIT Select Growth Fund (Service Shares)              08/28/95            -25.57%           6.61%            8.29%
AIT Select International Equity Fund (Service
Shares)                                              05/03/94            -22.42%           1.60%            5.24%
AIT Select Investment Grade Income Fund (Service
Shares)                                              12/15/96              6.70%           5.64%            5.59%
AIT Select Strategic Growth Fund (Service Shares)    02/20/98            -30.10%       N/A                -17.21%
AIT Select Strategic Income Fund (Service Shares)    05/01/01         N/A              N/A                  3.80%
AIT Select Value Opportunity Fund (Service Shares)   09/17/95             11.39%          11.60%           13.49%
Alliance Premier Growth Portfolio (Class B)          05/01/01         N/A              N/A                -14.34%
Delaware VIP International Value Equity Series       10/19/95            -13.84%           2.41%            5.36%
Fidelity VIP Equity-Income Portfolio                 08/28/95             -6.05%           8.15%           10.04%
Fidelity VIP Growth Portfolio                        08/28/95            -18.60%          10.38%           10.10%
Fidelity VIP High Income Portfolio                   12/04/95            -12.75%          -4.69%           -1.83%
Fidelity VIP Overseas Portfolio                      09/10/95            -22.07%           1.55%            3.40%
Fidelity VIP II Asset Manager Portfolio              05/11/94             -5.19%           6.05%            7.50%
FT VIP Franklin Large Cap Growth Securities Fund
(Class 2)                                            05/01/01         N/A              N/A                -12.58%
FT VIP Franklin Small Cap Fund (Class 2)             05/01/01         N/A              N/A                 -7.02%
INVESCO VIF Health Sciences Fund                     05/01/01         N/A              N/A                  1.92%
Janus Aspen Growth Portfolio (Service Shares)        05/01/01         N/A              N/A                -21.28%
T. Rowe Price International Stock Portfolio          08/28/95            -23.11%          -0.80%            1.85%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                    UNDERLYING                                        10 YEARS
                                                    PORTFOLIO       FOR YEAR                         OR LIFE OF
                                                    INCEPTION        ENDED               5              FUND
                                                       DATE         12/31/01           YEARS          (IF LESS)
                                                       -------  ----------------  ---------------  ---------------
AIT Core Equity Fund (Service Shares)*               04/29/85           -100.00%           -2.56%            7.11%
AIT Equity Index Fund (Service Shares)*              09/28/90           -100.00%            0.55%            9.43%
AIT Government Bond Fund (Service Shares)*           08/26/91            -97.06%           -8.84%            0.69%
AIT Money Market Fund (Service Shares)*              04/29/85            -97.58%           -5.45%            1.38%
AIT Select Aggressive Growth Fund (Service
Shares)*                                             08/21/92           -100.00%          -10.26%            6.14%
AIT Select Capital Appreciation Fund (Service
Shares)*                                             04/28/95           -100.00%            1.87%           10.17%
AIT Select Emerging Markets Fund (Service Shares)*   02/20/98           -100.00%       N/A                 -30.37%
AIT Select Growth and Income Fund (Service
Shares)*                                             08/21/92           -100.00%           -4.83%            6.00%
AIT Select Growth Fund (Service Shares)*             08/21/92           -100.00%           -2.45%            6.60%
AIT Select International Equity Fund (Service
Shares)*                                             05/02/94           -100.00%           -8.64%            1.45%
AIT Select Investment Grade Income Fund (Service
Shares)*                                             04/29/85            -94.11%           -3.63%            3.75%
AIT Select Strategic Growth Fund (Service Shares)*   02/20/98           -100.00%       N/A                 -44.37%
AIT Select Strategic Income Fund (Service Shares)*   07/03/00            -94.97%       N/A                 -62.59%
AIT Select Value Opportunity Fund (Service
Shares)*                                             04/30/93            -89.61%            3.50%           10.12%
Alliance Premier Growth Portfolio (Class B)*         06/26/92           -100.00%            2.84%           12.29%
Delaware VIP International Value Equity Series       10/29/92           -100.00%           -7.62%            4.10%
Fidelity VIP Equity-Income Portfolio                 10/09/86           -100.00%           -0.60%           10.72%
Fidelity VIP Growth Portfolio                        10/09/86           -100.00%            2.06%           10.40%
Fidelity VIP High Income Portfolio                   09/19/85           -100.00%          -35.47%            1.83%
Fidelity VIP Overseas Portfolio                      01/28/87           -100.00%           -8.70%            2.48%
Fidelity VIP II Asset Manager Portfolio              09/06/89           -100.00%           -3.13%            6.06%
FT VIP Franklin Large Cap Growth Securities Fund
(Class 2)*                                           05/01/96           -100.00%            1.91%            4.98%
FT VIP Franklin Small Cap Fund (Class 2)*            11/01/95           -100.00%            0.46%            6.86%
INVESCO VIF Health Sciences Fund                     05/22/97           -100.00%       N/A                   3.72%
Janus Aspen Growth Portfolio (Service Shares)*       09/13/93           -100.00%           -1.38%            7.50%
T. Rowe Price International Stock Portfolio          03/31/94           -100.00%          -11.69%           -1.59%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.


* These funds include a charge for 12b-1 fees. For periods beyond the inception dates of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5.500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                    UNDERLYING                                       10 YEARS
                                                    PORTFOLIO      FOR YEAR                         OR LIFE OF
                                                    INCEPTION        ENDED              5              FUND
                                                       DATE        12/31/01           YEARS          (IF LESS)
                                                       -------  ---------------  ---------------  ---------------
AIT Core Equity Fund (Service Shares)*               04/29/85           -17.83%            6.52%            8.99%
AIT Equity Index Fund (Service Shares)*              09/28/90           -13.03%            9.11%           11.18%
AIT Government Bond Fund (Service Shares)*           08/26/91             3.63%            1.44%            3.03%
AIT Money Market Fund (Service Shares)*              04/29/85             3.09%            4.16%            3.67%
AIT Select Aggressive Growth Fund (Service
Shares)*                                             08/21/92           -22.53%            0.32%            8.36%
AIT Select Capital Appreciation Fund (Service
Shares)*                                             04/28/95            -2.27%           10.22%           14.18%
AIT Select Emerging Markets Fund (Service Shares)*   02/20/98           -10.17%       N/A                  -8.47%
AIT Select Growth and Income Fund (Service
Shares)*                                             08/21/92           -12.76%            4.66%            8.23%
AIT Select Growth Fund (Service Shares)*             08/21/92           -25.57%            6.61%            8.79%
AIT Select International Equity Fund (Service
Shares)*                                             05/02/94           -22.42%            1.60%            5.24%
AIT Select Investment Grade Income Fund (Service
Shares)*                                             04/29/85             6.70%            5.64%            5.85%
AIT Select Strategic Growth Fund (Service Shares)*   02/20/98           -30.10%       N/A                 -17.21%
AIT Select Strategic Income Fund (Service Shares)*   07/03/00             5.81%       N/A                   7.33%
AIT Select Value Opportunity Fund (Service
Shares)*                                             04/30/93            11.39%           11.60%           12.43%
Alliance Premier Growth Portfolio (Class B)*         06/26/92           -18.36%           11.04%           14.09%
Delaware VIP International Value Equity Series       10/29/92           -13.84%            2.41%            6.56%
Fidelity VIP Equity-Income Portfolio                 10/09/86            -6.05%            8.15%           12.40%
Fidelity VIP Growth Portfolio                        10/09/86           -18.60%           10.38%           12.10%
Fidelity VIP High Income Portfolio                   09/19/85           -12.75%           -4.69%            4.08%
Fidelity VIP Overseas Portfolio                      01/28/87           -22.07%            1.55%            4.68%
Fidelity VIP II Asset Manager Portfolio              09/06/89            -5.19%            6.05%            8.01%
FT VIP Franklin Large Cap Growth Securities Fund
(Class 2)*                                           05/01/96           -13.07%           10.25%           11.29%
FT VIP Franklin Small Cap Fund (Class 2)*            11/01/95           -16.31%            9.03%           11.91%
INVESCO VIF Health Sciences Fund                     05/22/97           -13.59%       N/A                  13.46%
Janus Aspen Growth Portfolio (Service Shares)*       09/13/93           -25.77%            7.50%           10.22%
T. Rowe Price International Stock Portfolio          03/31/94           -23.11%           -0.80%            2.47%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.


* These funds include a charge for 12b-1 fees. For periods beyond the inception dates of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Policyowners of the Inheiritage Separate Account of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Inheiritage Separate Account of First Allmerica Financial Life Insurance Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                    AIT          AIT          AIT
                                                  AIT        AIT        AIT        SELECT       SELECT      SELECT       AIT
                                                 CORE      EQUITY      MONEY     AGGRESSIVE    CAPITAL     EMERGING     SELECT
                                                EQUITY      INDEX      MARKET      GROWTH    APPRECIATION   MARKETS     GROWTH
                                               ---------  ---------  ----------  ----------  ------------  ---------  ----------
ASSETS:
Investments in shares of Allmerica Investment
  Trust......................................  $ 531,170  $ 749,451  $2,189,186  $ 961,822     $ 874,679   $  55,728  $1,059,256
Investments in shares of AIM Variable
  Insurance Funds............................         --         --          --         --            --          --          --
Investments in shares of Alliance Variable
  Products Series Fund, Inc..................         --         --          --         --            --          --          --
Investments in shares of Delaware Group
  Premium Fund...............................         --         --          --         --            --          --          --
Investments in shares of Fidelity Variable
  Insurance Products Fund (VIP)..............         --         --          --         --            --          --          --
Investments in shares of Fidelity Variable
  Insurance Products Fund II (VIP II)........         --         --          --         --            --          --          --
Investment in shares of Franklin Templeton
  Insurance Products Trust...................         --         --          --         --            --          --          --
Investment in shares of INVESCO Variable
  Investment Funds, Inc......................         --         --          --         --            --          --          --
Investment in shares of Janus Aspen
  Series (Service Shares)....................         --         --          --         --            --          --          --
Investment in shares of T. Rowe Price
  International Series, Inc..................         --         --          --         --            --          --          --
                                               ---------  ---------  ----------  ---------     ---------   ---------  ----------
  Total assets...............................    531,170    749,451   2,189,186    961,822       874,679      55,728   1,059,256
LIABILITIES:                                          --         --          --         --            --          --          --
                                               ---------  ---------  ----------  ---------     ---------   ---------  ----------
  Net assets.................................  $ 531,170  $ 749,451  $2,189,186  $ 961,822     $ 874,679   $  55,728  $1,059,256
                                               =========  =========  ==========  =========     =========   =========  ==========
NET ASSET DISTRIBUTION BY CATEGORY:
  Variable life policies.....................  $ 531,170  $ 749,451  $2,189,186  $ 961,822     $ 874,679   $  55,728  $1,059,256
  Value of investment by First Allmerica
    Financial Life
    Insurance Company (Sponsor)..............         --         --          --         --            --          --          --
                                               ---------  ---------  ----------  ---------     ---------   ---------  ----------
                                               $ 531,170  $ 749,451  $2,189,186  $ 961,822     $ 874,679   $  55,728  $1,059,256
                                               =========  =========  ==========  =========     =========   =========  ==========
Units outstanding, December 31, 2001.........    311,686    384,887   1,705,889    778,479       360,832      78,434     639,092
Net asset value per unit, December 31,
  2001.......................................  $1.704185  $1.947199  $ 1.283311  $1.235514     $2.424064   $0.710508  $ 1.657437

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                       AIT           AIT            AIT              AIT           AIT        AIT         AIT
                                      SELECT       SELECT          SELECT          SELECT        SELECT     SELECT      SELECT
                                      GROWTH    INTERNATIONAL    INVESTMENT      INVESTMENT     STRATEGIC  STRATEGIC     VALUE
                                    AND INCOME     EQUITY      GRADE INCOME**  GRADE INCOME***   GROWTH     INCOME    OPPORTUNITY
                                    ----------  -------------  --------------  ---------------  ---------  ---------  -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust................  $ 797,401     $ 706,340       $  54,744       $ 159,048     $ 114,340  $   6,571   $ 835,093
Investments in shares of AIM
  Variable Insurance Funds........         --            --              --              --            --         --          --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc................         --            --              --              --            --         --          --
Investments in shares of Delaware
  Group Premium Fund..............         --            --              --              --            --         --          --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  (VIP)...........................         --            --              --              --            --         --          --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  II (VIP II).....................         --            --              --              --            --         --          --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust...........................         --            --              --              --            --         --          --
Investment in shares of INVESCO
  Variable Investment
  Funds, Inc......................         --            --              --              --            --         --          --
Investment in shares of Janus
  Aspen Series (Service Shares)...         --            --              --              --            --         --          --
Investment in shares of T. Rowe
  Price International
  Series, Inc.....................         --            --              --              --            --         --          --
                                    ---------     ---------       ---------       ---------     ---------  ---------   ---------
  Total assets....................    797,401       706,340          54,744         159,048       114,340      6,571     835,093
LIABILITIES:                               --            --              --              --            --         --          --
                                    ---------     ---------       ---------       ---------     ---------  ---------   ---------
  Net assets......................  $ 797,401     $ 706,340       $  54,744       $ 159,048     $ 114,340  $   6,571   $ 835,093
                                    =========     =========       =========       =========     =========  =========   =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies..........  $ 797,401     $ 706,340       $  54,744       $ 159,048     $ 114,340  $   4,496   $ 835,093
  Value of investment by First
    Allmerica Financial Life
    Insurance Company (Sponsor)...         --            --              --              --            --      2,075          --
                                    ---------     ---------       ---------       ---------     ---------  ---------   ---------
                                    $ 797,401     $ 706,340       $  54,744       $ 159,048     $ 114,340  $   6,571   $ 835,093
                                    =========     =========       =========       =========     =========  =========   =========
Units outstanding, December 31,
  2001............................    506,255       477,510          41,608         138,519       237,079      6,333     376,864
Net asset value per unit,
  December 31, 2001...............  $1.575098     $1.479217       $1.315715       $1.148201     $0.482287  $1.037505   $2.215898

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                      ALLIANCE   ALLIANCE
                                          AIM V.I.     GROWTH     PREMIER       DGPF         FIDELITY      FIDELITY    FIDELITY
                                         AGGRESSIVE  AND INCOME   GROWTH    INTERNATIONAL       VIP          VIP          VIP
                                           GROWTH     CLASS B     CLASS B      EQUITY      EQUITY-INCOME    GROWTH    HIGH INCOME
                                         ----------  ----------  ---------  -------------  -------------  ----------  -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.....................  $      --   $      --   $      --    $      --     $       --    $       --   $      --
Investments in shares of AIM Variable
  Insurance Funds......................      1,726          --          --           --             --            --          --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc.....................         --       4,147      18,162           --             --            --          --
Investments in shares of Delaware Group
  Premium Fund.........................         --          --          --      175,850             --            --          --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  (VIP)................................         --          --          --           --      1,037,271     1,507,353     260,843
Investments in shares of Fidelity
  Variable Insurance Products Fund II
  (VIP II).............................         --          --          --           --             --            --          --
Investment in shares of Franklin
  Templeton Insurance Products Trust...         --          --          --           --             --            --          --
Investment in shares of INVESCO
  Variable Investment Funds, Inc.......         --          --          --           --             --            --          --
Investment in shares of Janus Aspen
  Series (Service Shares)..............         --          --          --           --             --            --          --
Investment in shares of T. Rowe Price
  International Series, Inc............         --          --          --           --             --            --          --
                                         ---------   ---------   ---------    ---------     ----------    ----------   ---------
  Total assets.........................      1,726       4,147      18,162      175,850      1,037,271     1,507,353     260,843
LIABILITIES:                                    --          --          --           --             --            --          --
                                         ---------   ---------   ---------    ---------     ----------    ----------   ---------
  Net assets...........................  $   1,726   $   4,147   $  18,162    $ 175,850     $1,037,271    $1,507,353   $ 260,843
                                         =========   =========   =========    =========     ==========    ==========   =========
NET ASSET DISTRIBUTION BY CATEGORY:
  Variable life policies...............  $      --   $   2,293   $  16,449    $ 175,850     $1,037,271    $1,507,353   $ 260,843
  Value of investment by First
    Allmerica Financial Life Insurance
    Company (Sponsor)..................      1,726       1,854       1,713           --             --            --          --
                                         ---------   ---------   ---------    ---------     ----------    ----------   ---------
                                         $   1,726   $   4,147   $  18,162    $ 175,850     $1,037,271    $1,507,353   $ 260,843
                                         =========   =========   =========    =========     ==========    ==========   =========
Units outstanding, December 31, 2001...      2,000       4,472      21,203      127,217        565,530       818,947     291,740
Net asset value per unit, December 31,
  2001.................................  $0.862898   $0.927400   $0.856593    $1.382289     $ 1.834156    $ 1.840599   $0.894095

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                            FT VIP
                                                FIDELITY   FRANKLIN    FT VIP     FT VIP     INVESCO   JANUS ASPEN     T. ROWE
                                     FIDELITY    VIP II    LARGE CAP  FRANKLIN    MUTUAL       VIF       GROWTH         PRICE
                                        VIP       ASSET     GROWTH    SMALL CAP   SHARES     HEALTH      SERVICE    INTERNATIONAL
                                     OVERSEAS    MANAGER    CLASS 2    CLASS 2    CLASS 2   SCIENCES     SHARES         STOCK
                                     ---------  ---------  ---------  ---------  ---------  ---------  -----------  -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $      --  $      --  $     --   $     --   $      --  $      --   $      --     $      --
Investments in shares of AIM
  Variable Insurance Funds.........         --         --        --         --          --         --          --            --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc.................         --         --        --         --          --         --          --            --
Investments in shares of Delaware
  Group Premium Fund...............         --         --        --         --          --         --          --            --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  (VIP)............................     59,254         --        --         --          --         --          --            --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  II (VIP II)......................         --      4,336        --         --          --         --          --            --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust............................         --         --    10,799     80,322       1,969         --          --            --
Investment in shares of INVESCO
  Variable Investment
  Funds, Inc.......................         --         --        --         --          --     32,617          --            --
Investment in shares of Janus Aspen
  Series (Service Shares)..........         --         --        --         --          --         --      18,793            --
Investment in shares of T. Rowe
  Price International
  Series, Inc......................         --         --        --         --          --         --          --       242,935
                                     ---------  ---------  ---------  ---------  ---------  ---------   ---------     ---------
  Total assets.....................     59,254      4,336    10,799     80,322       1,969     32,617      18,793       242,935
LIABILITIES:                                --         --        --         --          --         --          --            --
                                     ---------  ---------  ---------  ---------  ---------  ---------   ---------     ---------
  Net assets.......................  $  59,254  $   4,336  $ 10,799   $ 80,322   $   1,969  $  32,617   $  18,793     $ 242,935
                                     =========  =========  =========  =========  =========  =========   =========     =========
NET ASSET DISTRIBUTION BY CATEGORY:
  Variable life policies...........  $  59,254  $   4,336  $  9,051   $ 78,462   $      --  $  30,579   $  17,218     $ 242,935
  Value of investment by First
    Allmerica Financial Life
    Insurance Company (Sponsor)....         --         --     1,748      1,860       1,969      2,038       1,575            --
                                     ---------  ---------  ---------  ---------  ---------  ---------   ---------     ---------
                                     $  59,254  $   4,336  $ 10,799   $ 80,322   $   1,969  $  32,617   $  18,793     $ 242,935
                                     =========  =========  =========  =========  =========  =========   =========     =========
Units outstanding, December 31,
  2001.............................     47,983      2,496    12,353     86,387       2,000     32,004      23,872       216,315
Net asset value per unit,
  December 31, 2001................  $1.234889  $1.737246  $0.874218  $0.929790  $0.984634  $1.019172   $0.787235     $1.123058

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                        AIT                             AIT                           AIT
                                    CORE EQUITY                     EQUITY INDEX                 MONEY MARKET
                                 FOR THE YEAR ENDED              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                    DECEMBER 31,                    DECEMBER 31,                 DECEMBER 31,
                           ------------------------------  ------------------------------  -------------------------
                             2001       2000       1999      2001       2000       1999     2001     2000     1999
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
INVESTMENT INCOME:
  Dividends..............  $   4,301  $   3,987  $  3,478  $   7,209  $   6,628  $  5,780  $55,951  $62,277  $35,732
EXPENSES:
  Mortality and expense
    risk fees............      5,461      6,510     4,866      6,487      6,560     5,510   12,351    9,061    6,362
  Administrative expense
    fees.................      1,517      1,836     1,373      1,802      1,850     1,554    3,431    2,556    1,794
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Total expenses.......      6,978      8,346     6,239      8,289      8,410     7,064   15,782   11,617    8,156
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Net investment income
      (loss).............     (2,677)    (4,359)   (2,761)    (1,080)    (1,782)   (1,284)  40,169   50,660   27,576
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...    162,482     72,815    47,919     39,423     72,854       931       --       --       --
  Net realized gain
    (loss) from sales of
    investments..........    (48,790)     3,098     1,090     (2,467)     5,485    11,229       --       --       --
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Net realized gain
      (loss).............    113,692     75,913    49,009     36,956     78,339    12,160       --       --       --
  Net unrealized gain
    (loss)...............   (237,385)  (149,335)   95,154   (133,479)  (156,054)   97,115       --       --       --
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Net realized and
      unrealized gain
      (loss).............   (123,693)   (73,422)  144,163    (96,523)   (77,715)  109,275       --       --       --
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Net increase
      (decrease) in net
      assets from
      operations.........  $(126,370) $ (77,781) $141,402  $ (97,603) $ (79,497) $107,991  $40,169  $50,660  $27,576
                           =========  =========  ========  =========  =========  ========  =======  =======  =======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                     AIT SELECT                    AIT SELECT                 AIT SELECT
                                 AGGRESSIVE GROWTH            CAPITAL APPRECIATION         EMERGING MARKETS
                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                    DECEMBER 31,                  DECEMBER 31,               DECEMBER 31,
                           ------------------------------  --------------------------  ------------------------
                             2001       2000       1999      2001     2000     1999      2001      2000    1999
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
INVESTMENT INCOME:
  Dividends..............  $      --  $      --  $     --  $     --  $    --  $    --  $     --  $    145  $  6
EXPENSES:
  Mortality and expense
    risk fees............      8,786     10,395     5,576     7,114    5,867    2,992       603       749     7
  Administrative expense
    fees.................      2,440      2,932     1,572     1,976    1,627      829       168       208     2
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Total expenses.......     11,226     13,327     7,148     9,090    7,494    3,821       771       957     9
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Net investment income
      (loss).............    (11,226)   (13,327)   (7,148)   (9,090)  (7,494)  (3,821)     (771)     (812)   (3)
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...    240,000    221,442        --    62,332   21,660      471        --     2,277    --
  Net realized gain
    (loss) from sales of
    investments..........   (119,829)     6,581   141,447    20,108   12,130    7,839   (29,032)   (4,049)  242
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Net realized gain
      (loss).............    120,171    228,023   141,447    82,440   33,790    8,310   (29,032)   (1,772)  242
  Net unrealized gain
    (loss)...............   (365,640)  (575,918)   97,392   (83,020)    (584)  80,636    33,846   (44,853)  732
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Net realized and
      unrealized gain
      (loss).............   (245,469)  (347,895)  238,839      (580)  33,206   88,946     4,814   (46,625)  974
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Net increase
      (decrease) in net
      assets from
      operations.........  $(256,695) $(361,222) $231,691  $ (9,670) $25,712  $85,125  $  4,043  $(47,437) $971
                           =========  =========  ========  ========  =======  =======  ========  ========  ====

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                     AIT SELECT                     AIT SELECT                      AIT SELECT
                                       GROWTH                    GROWTH AND INCOME             INTERNATIONAL EQUITY
                                 FOR THE YEAR ENDED             FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                    DECEMBER 31,                   DECEMBER 31,                    DECEMBER 31,
                           ------------------------------  -----------------------------  ------------------------------
                             2001       2000       1999      2001       2000      1999      2001       2000       1999
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
INVESTMENT INCOME:
  Dividends..............  $      --  $      --  $    462  $   4,406  $   4,705  $ 3,652  $  11,349  $   3,179  $     --
EXPENSES:
  Mortality and expense
    risk fees............     10,146     11,569     7,907      7,009      5,663    2,929      7,481      5,979     4,315
  Administrative expense
    fees.................      2,818      3,262     2,230      1,947      1,598      826      2,078      1,686     1,217
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Total expenses.......     12,964     14,831    10,137      8,956      7,261    3,755      9,559      7,665     5,532
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Net investment income
      (loss).............    (12,964)   (14,831)   (9,675)    (4,550)    (2,556)    (103)     1,790     (4,486)   (5,532)
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     62,031    154,986    29,333         --    106,486   22,406    132,055     21,708        --
  Net realized gain
    (loss) from sales of
    investments..........    (77,447)    14,671   104,346    (31,763)    (1,344)   6,116   (284,515)    11,282   156,072
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Net realized gain
      (loss).............    (15,416)   169,657   133,679    (31,763)   105,142   28,522   (152,460)    32,990   156,072
  Net unrealized gain
    (loss)...............   (313,817)  (428,265)  130,171    (65,478)  (189,901)  27,538     70,004   (101,661)   40,758
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Net realized and
      unrealized gain
      (loss).............   (329,233)  (258,608)  263,850    (97,241)   (84,759)  56,060    (82,456)   (68,671)  196,830
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........  $(342,197) $(273,439) $254,175  $(101,791) $ (87,315) $55,957  $ (80,666) $ (73,157) $191,298
                           =========  =========  ========  =========  =========  =======  =========  =========  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                             AIT SELECT                   AIT SELECT                    AIT SELECT
                                     INVESTMENT GRADE INCOME**   INVESTMENT GRADE INCOME***(A)       STRATEGIC GROWTH
                                         FOR THE YEAR ENDED           FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                            DECEMBER 31,                 DECEMBER 31,                  DECEMBER 31,
                                     --------------------------  -----------------------------  --------------------------
                                      2001     2000      1999      2001      2000      1999       2001      2000     1999
                                     -------  -------  --------  --------  --------  ---------  --------  --------  ------
INVESTMENT INCOME:
  Dividends........................  $3,032   $2,836   $ 2,450    $8,120    $5,833    $ 3,225   $     --  $      6  $  250
EXPENSES:
  Mortality and expense risk
    fees...........................     468      382       338     1,228       738        436        861     1,075     218
  Administrative expense fees......     130      108        96       341       205        120        239       298      61
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Total expenses.................     598      490       434     1,569       943        556      1,100     1,373     279
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Net investment income (loss)...   2,434    2,346     2,016     6,551     4,890      2,669     (1,100)   (1,367)    (29)
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............      --       --        32        --        --        368         --     4,077      --
  Net realized gain (loss) from
    sales of investments...........       3      (77)      (99)      603       (44)    (3,256)    (1,829)       (4)      2
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Net realized gain (loss).......       3      (77)      (67)      603       (44)    (2,888)    (1,829)    4,073       2
  Net unrealized gain (loss).......     868    1,516    (2,718)    1,291     2,922     (1,379)   (31,271)  (65,305)  9,597
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Net realized and unrealized
      gain (loss)..................     871    1,439    (2,785)    1,894     2,878     (4,267)   (33,100)  (61,232)  9,599
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Net increase (decrease) in net
      assets from operations.......  $3,305   $3,785   $  (769)   $8,445    $7,768    $(1,598)  $(34,200) $(62,599) $9,570
                                     ======   ======   =======    ======    ======    =======   ========  ========  ======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(A)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                             AIT SELECT                                         ALLIANCE
                              AIT SELECT                 VALUE OPPORTUNITY                   AIM V.I.       GROWTH AND INCOME
                           STRATEGIC INCOME              FOR THE YEAR ENDED              AGGRESSIVE GROWTH       CLASS B
                               FOR THE                      DECEMBER 31,                      FOR THE            FOR THE
                            PERIOD 5/1/01*   ------------------------------------------   PERIOD 5/1/01*     PERIOD 5/1/01*
                             TO 12/31/01         2001          2000           1999          TO 12/31/01        TO 12/31/01
                           ----------------  ------------  -------------  -------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............        $ 95          $ 4,361       $  1,754       $      2           $  --              $  11
EXPENSES:
  Mortality and expense
    risk fees............          18            6,287          4,504          3,498              11                 19
  Administrative expense
    fees.................           5            1,746          1,271            986               3                  6
                                 ----          -------       --------       --------           -----              -----
    Total expenses.......          23            8,033          5,775          4,484              14                 25
                                 ----          -------       --------       --------           -----              -----
    Net investment income
      (loss).............          72           (3,672)        (4,021)        (4,482)            (14)               (14)
                                 ----          -------       --------       --------           -----              -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         107           73,654          4,584         22,469              --                 81
  Net realized gain
    (loss) from sales of
    investments..........           2            5,899          1,567         (5,213)             (2)              (249)
                                 ----          -------       --------       --------           -----              -----
    Net realized gain
      (loss).............         109           79,553          6,151         17,256              (2)              (168)
  Net unrealized gain
    (loss)...............         (77)           3,961        129,731        (32,247)           (258)               (89)
                                 ----          -------       --------       --------           -----              -----
    Net realized and
      unrealized gain
      (loss).............          32           83,514        135,882        (14,991)           (260)              (257)
                                 ----          -------       --------       --------           -----              -----
    Net increase
      (decrease) in net
      assets from
      operations.........        $104          $79,842       $131,861       $(19,473)          $(274)             $(271)
                                 ====          =======       ========       ========           =====              =====

                              ALLIANCE
                           PREMIER GROWTH
                              CLASS B
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............     $    --
EXPENSES:
  Mortality and expense
    risk fees............          44
  Administrative expense
    fees.................          12
                              -------
    Total expenses.......          56
                              -------
    Net investment income
      (loss).............         (56)
                              -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         400
  Net realized gain
    (loss) from sales of
    investments..........         (17)
                              -------
    Net realized gain
      (loss).............         383
  Net unrealized gain
    (loss)...............      (1,524)
                              -------
    Net realized and
      unrealized gain
      (loss).............      (1,141)
                              -------
    Net increase
      (decrease) in net
      assets from
      operations.........     $(1,197)
                              =======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                              DGPF INTERNATIONAL             FIDELITY VIP                   FIDELITY VIP
                                    EQUITY                   EQUITY-INCOME                     GROWTH
                              FOR THE YEAR ENDED          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                 DECEMBER 31,                DECEMBER 31,                   DECEMBER 31,
                           -------------------------  ---------------------------  ------------------------------
                            2001     2000     1999      2001      2000     1999      2001       2000       1999
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
INVESTMENT INCOME:
  Dividends..............  $ 4,687  $ 3,863  $ 3,577  $  17,007  $15,820  $10,713  $   1,188  $   1,654  $  1,316
EXPENSES:
  Mortality and expense
    risk fees............    2,017    1,687    1,534      9,352    8,336    7,359     13,843     15,706     8,648
  Administrative expense
    fees.................      560      476      432      2,598    2,351    2,075      3,846      4,430     2,439
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Total expenses.......    2,577    2,163    1,966     11,950   10,687    9,434     17,689     20,136    11,087
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Net investment income
      (loss).............    2,110    1,700    1,611      5,057    5,133    1,279    (16,501)   (18,482)   (9,771)
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...   14,051    3,167      261     47,783   59,599   23,681    111,638    164,600    82,759
  Net realized gain
    (loss) from sales of
    investments..........   51,253   16,899   23,884    (23,509)  (1,380)   8,419    (76,270)    31,088    13,335
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Net realized gain
      (loss).............   65,304   20,066   24,145     24,274   58,219   32,100     35,368    195,688    96,094
  Net unrealized gain
    (loss)...............   (7,657)  (1,419)   4,184   (100,778)     361    3,380   (359,815)  (428,383)  244,343
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Net realized and
      unrealized gain
      (loss).............   57,647   18,647   28,329    (76,504)  58,580   35,480   (324,447)  (232,695)  340,437
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........  $59,757  $20,347  $29,940  $ (71,447) $63,713  $36,759  $(340,948) $(251,177) $330,666
                           =======  =======  =======  =========  =======  =======  =========  =========  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                   FIDELITY VIP                 FIDELITY VIP              FIDELITY VIP II
                                   HIGH INCOME                    OVERSEAS                 ASSET MANAGER
                                FOR THE YEAR ENDED           FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   DECEMBER 31,                 DECEMBER 31,                DECEMBER 31,
                           ----------------------------  ---------------------------  ------------------------
                             2001       2000     1999      2001      2000     1999     2001     2000     1999
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
INVESTMENT INCOME:
  Dividends..............  $ 155,129  $ 18,024  $21,882  $  3,206  $ 10,620  $   357  $ 1,717  $ 1,267  $1,589
EXPENSES:
  Mortality and expense
    risk fees............      3,085     2,615    2,766       953     1,103      788      241      374     445
  Administrative expense
    fees.................        857       738      780       264       306      218       67      105     126
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Total expenses.......      3,942     3,353    3,546     1,217     1,409    1,006      308      479     571
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Net investment income
      (loss).............    151,187    14,671   18,336     1,989     9,211     (649)   1,409      788   1,018
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --        --      818     5,068    66,877      575      644    2,984   2,013
  Net realized gain
    (loss) from sales of
    investments..........   (183,118)  (68,145)  10,465   (18,829)  (13,562)  64,810   (4,916)       3   1,251
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Net realized gain
      (loss).............   (183,118)  (68,145)  11,283   (13,761)   53,315   65,385   (4,272)   2,987   3,264
  Net unrealized gain
    (loss)...............     18,806   (22,193)   3,242    17,890   (23,648)   5,864      798   (5,963)   (305)
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Net realized and
      unrealized gain
      (loss).............   (164,312)  (90,338)  14,525     4,129    29,667   71,249   (3,474)  (2,976)  2,959
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Net increase
      (decrease) in net
      assets from
      operations.........  $ (13,125) $(75,667) $32,861  $  6,118  $ 38,878  $70,600  $(2,065) $(2,188) $3,977
                           =========  ========  =======  ========  ========  =======  =======  =======  ======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                         FT VIP           FT VIP
                        FRANKLIN         FRANKLIN         FT VIP                        JANUS ASPEN           T. ROWE PRICE
                        LARGE CAP       SMALL CAP     MUTUAL SHARES     INVESCO VIF        GROWTH          INTERNATIONAL STOCK
                     GROWTH CLASS 2      CLASS 2         CLASS 2      HEALTH SCIENCES  SERVICE SHARES       FOR THE YEAR ENDED
                         FOR THE         FOR THE         FOR THE          FOR THE         FOR THE              DECEMBER 31,
                     PERIOD 5/1/01*   PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*   PERIOD 5/1/01*  ----------------------------
                       TO 12/31/01     TO 12/31/01     TO 12/31/01      TO 12/31/01     TO 12/31/01      2001      2000      1999
                     ---------------  --------------  --------------  ---------------  --------------  --------  --------  --------
INVESTMENT INCOME:
  Dividends........       $   6           $  28           $  36            $ 109            $ --       $  4,992  $  1,851  $  1,032
EXPENSES:
  Mortality and
    expense risk
    fees...........          16             144              12              116              22          2,360     4,778     2,360
  Administrative
    expense fees...           5              40               3               32               6            655     1,347       665
                          -----           -----           -----            -----            ----       --------  --------  --------
    Total
      expenses.....          21             184              15              148              28          3,015     6,125     3,025
                          -----           -----           -----            -----            ----       --------  --------  --------
    Net investment
      income
      (loss).......         (15)           (156)             21              (39)            (28)         1,977    (4,274)   (1,993)
                          -----           -----           -----            -----            ----       --------  --------  --------
REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions
    from portfolio
    sponsors.......         415              --             122               --               3             --     8,887     3,242
  Net realized gain
    (loss) from
    sales of
    investments....          (8)            (16)             (1)             (25)             (2)        17,614   231,607   138,003
                          -----           -----           -----            -----            ----       --------  --------  --------
    Net realized
      gain
      (loss).......         407             (16)            121              (25)              1         17,614   240,494   141,245
  Net unrealized
    gain (loss)....        (740)            940            (173)             (80)            (48)       (70,552)   (3,811)   (2,134)
                          -----           -----           -----            -----            ----       --------  --------  --------
    Net realized
      and
      unrealized
      gain
      (loss).......        (333)            924             (52)            (105)            (47)       (52,938)  236,683   139,111
                          -----           -----           -----            -----            ----       --------  --------  --------
    Net increase
      (decrease) in
      net assets
      from
      operations...       $(348)          $ 768           $ (31)           $(144)           $(75)      $(50,961) $232,409  $137,118
                          =====           =====           =====            =====            ====       ========  ========  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        AIT                             AIT                               AIT
                                    CORE EQUITY                     EQUITY INDEX                     MONEY MARKET
                                     YEAR ENDED                      YEAR ENDED                       YEAR ENDED
                                    DECEMBER 31,                    DECEMBER 31,                     DECEMBER 31,
                           ------------------------------  ------------------------------  ---------------------------------
                             2001       2000       1999      2001       2000       1999       2001        2000       1999
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  (2,677) $  (4,359) $ (2,761) $  (1,080) $  (1,782) $ (1,284) $   40,169  $   50,660  $  27,576
    Net realized gain
      (loss).............    113,692     75,913    49,009     36,956     78,339    12,160          --          --         --
    Net unrealized gain
      (loss).............   (237,385)  (149,335)   95,154   (133,479)  (156,054)   97,115          --          --         --
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
    Net increase
      (decrease) in net
      assets from
      operations.........   (126,370)   (77,781)  141,402    (97,603)   (79,497)  107,991      40,169      50,660     27,576
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     46,756     54,470    45,890    118,596     77,253    96,260     356,787     910,624    579,645
    Terminations.........     (1,510)      (246)       --         --         --   (10,329)    (30,025)    (69,710)        --
    Insurance and other
      charges............    (11,458)    (8,474)   (5,414)   (29,280)   (24,703)  (22,231)    (25,862)    (16,462)   (17,721)
    Transfers between
      sub-accounts
      (including fixed
      account), net......    (90,219)    45,010    79,873     20,164     80,982     5,537     343,408      90,971   (749,317)
    Other transfers from
      (to) the General
      Account............         (9)    (6,445)      (27)   (10,106)    (3,101)      (20)     21,354     (11,858)       145
    Net increase
      (decrease) in
      investment by
      Sponsor............         --         --        --         --         --        --          --          --         --
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    (56,440)    84,315   120,322     99,374    130,431    69,217     665,662     903,565   (187,248)
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
    Net increase
      (decrease) in net
      assets.............   (182,810)     6,534   261,724      1,771     50,934   177,208     705,831     954,225   (159,672)
  NET ASSETS:
    Beginning of year....    713,980    707,446   445,722    747,680    696,746   519,538   1,483,355     529,130    688,802
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
    End of year..........  $ 531,170  $ 713,980  $707,446  $ 749,451  $ 747,680  $696,746  $2,189,186  $1,483,355  $ 529,130
                           =========  =========  ========  =========  =========  ========  ==========  ==========  =========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                      AIT SELECT                      AIT SELECT                   AIT SELECT
                                  AGGRESSIVE GROWTH              CAPITAL APPRECIATION           EMERGING MARKETS
                                      YEAR ENDED                      YEAR ENDED                   YEAR ENDED
                                     DECEMBER 31,                    DECEMBER 31,                 DECEMBER 31,
                           --------------------------------  ----------------------------  --------------------------
                              2001        2000       1999      2001      2000      1999      2001      2000     1999
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  (11,226) $  (13,327) $ (7,148) $ (9,090) $ (7,494) $ (3,821) $   (771) $   (812) $   (3)
    Net realized gain
      (loss).............     120,171     228,023   141,447    82,440    33,790     8,310   (29,032)   (1,772)    242
    Net unrealized gain
      (loss).............    (365,640)   (575,918)   97,392   (83,020)     (584)   80,636    33,846   (44,853)    732
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
    Net increase
      (decrease) in net
      assets from
      operations.........    (256,695)   (361,222)  231,691    (9,670)   25,712    85,125     4,043   (47,437)    971
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     215,824     223,759   108,617   134,969   214,259   142,149    10,142    45,836     449
    Terminations.........      (6,001)     (1,434)   (7,928)   (5,136)   (1,126)   (7,560)     (884)       --      --
    Insurance and other
      charges............     (13,364)    (10,178)   (3,783)  (10,719)   (6,976)   (2,229)     (295)     (144)     (2)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     (35,693)    283,369    73,759   (15,460)  109,701   (20,742)  (45,135)   84,918   2,774
    Other transfers from
      (to) the General
      Account............      (3,793)     (6,099)      498      (125)   (5,679)       35       (58)      583     (28)
    Net increase
      (decrease) in
      investment by
      Sponsor............          --          --        --        --        --        --        --       (21)     --
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     156,973     489,417   171,163   103,529   310,179   111,653   (36,230)  131,172   3,193
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
    Net increase
      (decrease) in net
      assets.............     (99,722)    128,195   402,854    93,859   335,891   196,778   (32,187)   83,735   4,164
  NET ASSETS:
    Beginning of year....   1,061,544     933,349   530,495   780,820   444,929   248,151    87,915     4,180      16
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
    End of year..........  $  961,822  $1,061,544  $933,349  $874,679  $780,820  $444,929  $ 55,728  $ 87,915  $4,180
                           ==========  ==========  ========  ========  ========  ========  ========  ========  ======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       AIT SELECT                        AIT SELECT                      AIT SELECT
                                         GROWTH                      GROWTH AND INCOME              INTERNATIONAL EQUITY
                                       YEAR ENDED                        YEAR ENDED                      YEAR ENDED
                                      DECEMBER 31,                      DECEMBER 31,                    DECEMBER 31,
                           ----------------------------------  ------------------------------  ------------------------------
                              2001        2000        1999       2001       2000       1999      2001       2000       1999
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  (12,964) $  (14,831) $   (9,675) $  (4,550) $  (2,556) $   (103) $   1,790  $  (4,486) $ (5,532)
    Net realized gain
      (loss).............     (15,416)    169,657     133,679    (31,763)   105,142    28,522   (152,460)    32,990   156,072
    Net unrealized gain
      (loss).............    (313,817)   (428,265)    130,171    (65,478)  (189,901)   27,538     70,004   (101,661)   40,758
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........    (342,197)   (273,439)    254,175   (101,791)   (87,315)   55,957    (80,666)   (73,157)  191,298
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     226,833     308,705     254,938    253,340    295,701   182,895    135,452    185,068   104,903
    Terminations.........      (5,882)     (2,725)         --     (2,348)        --        --     (3,428)    (1,176)   (3,774)
    Insurance and other
      charges............     (21,611)    (16,150)     (7,389)   (18,321)   (13,012)   (4,731)   (13,065)    (9,733)   (3,582)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     (64,240)    106,296     (40,047)   (76,739)    71,075    26,179    (84,206)   156,800   (72,333)
    Other transfers from
      (to) the General
      Account............         539       1,680         486       (216)      (672)     (300)   (10,935)   (10,596)    8,590
    Net increase
      (decrease) in
      investment by
      Sponsor............          --          --          --         --         --        --         --         --        --
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     135,639     397,806     207,988    155,716    353,092   204,043     23,818    320,363    33,804
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets.............    (206,558)    124,367     462,163     53,925    265,777   260,000    (56,848)   247,206   225,102
  NET ASSETS:
    Beginning of year....   1,265,814   1,141,447     679,284    743,476    477,699   217,699    763,188    515,982   290,880
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
    End of year..........  $1,059,256  $1,265,814  $1,141,447  $ 797,401  $ 743,476  $477,699  $ 706,340  $ 763,188  $515,982
                           ==========  ==========  ==========  =========  =========  ========  =========  =========  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                  AIT SELECT                    AIT SELECT                    AIT SELECT
                           INVESTMENT GRADE INCOME**  INVESTMENT GRADE INCOME***(A)        STRATEGIC GROWTH
                                  YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                           -------------------------  ------------------------------  ---------------------------
                            2001     2000     1999      2001       2000       1999      2001      2000     1999
                           -------  -------  -------  ---------  ---------  --------  --------  --------  -------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $ 2,434  $ 2,346  $ 2,016  $  6,551   $  4,890   $ 2,669   $ (1,100) $ (1,367) $   (29)
    Net realized gain
      (loss).............        3      (77)     (67)      603        (44)   (2,888)    (1,829)    4,073        2
    Net unrealized gain
      (loss).............      868    1,516   (2,718)    1,291      2,922    (1,379)   (31,271)  (65,305)   9,597
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
    Net increase
      (decrease) in net
      assets from
      operations.........    3,305    3,785     (769)    8,445      7,768    (1,598)   (34,200)  (62,599)   9,570
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    5,126    5,126    5,178    33,484     44,741    40,078     34,141    77,000   77,690
    Terminations.........       --       --       --        --         --        --         --        --       --
    Insurance and other
      charges............     (242)    (149)    (244)   (6,098)    (2,909)     (507)      (209)     (103)     (30)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     (496)    (452)   3,472    11,805       (995)   12,738     10,320       687    2,400
    Other transfers from
      (to) the General
      Account............      (28)      --        7        10          2       (28)      (180)       --     (145)
    Net increase
      (decrease) in
      investment by
      Sponsor............       --       --       --        --         --        --         --       (21)      --
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    4,360    4,525    8,413    39,201     40,839    52,281     44,072    77,563   79,915
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
    Net increase
      (decrease) in net
      assets.............    7,665    8,310    7,644    47,646     48,607    50,683      9,872    14,964   89,485
  NET ASSETS:
    Beginning of year....   47,079   38,769   31,125   111,402     62,795    12,112    104,468    89,504       19
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
    End of year..........  $54,744  $47,079  $38,769  $159,048   $111,402   $62,795   $114,340  $104,468  $89,504
                           =======  =======  =======  ========   ========   =======   ========  ========  =======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(A)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      AIT SELECT                                  ALLIANCE          ALLIANCE
                              AIT SELECT          VALUE OPPORTUNITY            AIM V.I.       GROWTH AND INCOME  PREMIER GROWTH
                           STRATEGIC INCOME           YEAR ENDED           AGGRESSIVE GROWTH       CLASS B          CLASS B
                             PERIOD FROM             DECEMBER 31,             PERIOD FROM        PERIOD FROM      PERIOD FROM
                              5/1/01* TO     ----------------------------     5/1/01* TO         5/1/01* TO        5/1/01* TO
                               12/31/01        2001      2000      1999        12/31/01           12/31/01          12/31/01
                           ----------------  --------  --------  --------  -----------------  -----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............       $   72       $ (3,672) $ (4,021) $ (4,482)      $  (14)            $  (14)          $   (56)
    Net realized gain
      (loss).............          109         79,553     6,151    17,256           (2)              (168)              383
    Net unrealized gain
      (loss).............          (77)         3,961   129,731   (32,247)        (258)               (89)           (1,524)
                                ------       --------  --------  --------       ------             ------           -------
    Net increase
      (decrease) in net
      assets from
      operations.........          104         79,842   131,861   (19,473)        (274)              (271)           (1,197)
                                ------       --------  --------  --------       ------             ------           -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........        3,246         81,784    84,093    68,396           --                 --                --
    Terminations.........           --             --        --    (3,875)          --                 --                --
    Insurance and other
      charges............           (7)       (12,954)   (5,533)   (3,905)          --                (11)              (56)
    Transfers between
      sub-accounts
      (including fixed
      account), net......        1,226         82,532      (715)   19,133           --              2,429            17,415
    Other transfers from
      (to) the General
      Account............            2         (5,897)  (10,752)      (68)          --                 --                --
    Net increase
      (decrease) in
      investment by
      Sponsor............        2,000             --        --        --        2,000              2,000             2,000
                                ------       --------  --------  --------       ------             ------           -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......        6,467        145,465    67,093    79,681        2,000              4,418            19,359
                                ------       --------  --------  --------       ------             ------           -------
    Net increase
      (decrease) in net
      assets.............        6,571        225,307   198,954    60,208        1,726              4,147            18,162
  NET ASSETS:
    Beginning of year....           --        609,786   410,832   350,624           --                 --                --
                                ------       --------  --------  --------       ------             ------           -------
    End of year..........       $6,571       $835,093  $609,786  $410,832       $1,726             $4,147           $18,162
                                ======       ========  ========  ========       ======             ======           =======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                DGPF INTERNATIONAL                 FIDELITY VIP                       FIDELITY VIP
                                      EQUITY                      EQUITY-INCOME                          GROWTH
                                    YEAR ENDED                      YEAR ENDED                         YEAR ENDED
                                   DECEMBER 31,                    DECEMBER 31,                       DECEMBER 31,
                           ----------------------------  --------------------------------  ----------------------------------
                             2001      2000      1999       2001        2000       1999       2001        2000        1999
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  2,110  $  1,700  $  1,611  $    5,057  $    5,133  $  1,279  $  (16,501) $  (18,482) $   (9,771)
    Net realized gain
      (loss).............    65,304    20,066    24,145      24,274      58,219    32,100      35,368     195,688      96,094
    Net unrealized gain
      (loss).............    (7,657)   (1,419)    4,184    (100,778)        361     3,380    (359,815)   (428,383)    244,343
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets from
      operations.........    59,757    20,347    29,940     (71,447)     63,713    36,759    (340,948)   (251,177)    330,666
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     9,631    30,105    15,904     213,257     214,664   194,975     323,472     349,571     233,999
    Terminations.........        --      (161)       --      (2,968)     (2,420)       --      (6,637)     (1,075)    (10,430)
    Insurance and other
      charges............    (2,226)   (1,636)   (1,174)    (18,783)    (13,023)   (6,536)    (28,573)    (20,859)    (10,091)
    Transfers between
      sub-accounts
      (including fixed
      account), net......   (88,622)   (3,446)  (37,928)    (88,924)   (187,393)   32,043    (156,558)    157,145     260,774
    Other transfers from
      (to) the General
      Account............        (4)   (8,424)      535       1,271        (125)       71     (11,174)    (14,865)    (15,395)
    Net increase
      (decrease) in
      investment by
      Sponsor............        --        --        --          --          --        --          --          --          --
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   (81,221)   16,438   (22,663)    103,853      11,703   220,553     120,530     469,917     458,857
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets.............   (21,464)   36,785     7,277      32,406      75,416   257,312    (220,418)    218,740     789,523
  NET ASSETS:
    Beginning of year....   197,314   160,529   153,252   1,004,865     929,449   672,137   1,727,771   1,509,031     719,508
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
    End of year..........  $175,850  $197,314  $160,529  $1,037,271  $1,004,865  $929,449  $1,507,353  $1,727,771  $1,509,031
                           ========  ========  ========  ==========  ==========  ========  ==========  ==========  ==========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                   FIDELITY VIP                   FIDELITY VIP                 FIDELITY VIP II
                                    HIGH INCOME                     OVERSEAS                    ASSET MANAGER
                                    YEAR ENDED                     YEAR ENDED                    YEAR ENDED
                                   DECEMBER 31,                   DECEMBER 31,                  DECEMBER 31,
                           -----------------------------  -----------------------------  ---------------------------
                             2001       2000      1999      2001      2000       1999      2001     2000      1999
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $ 151,187  $ 14,671  $ 18,336  $  1,989  $   9,211  $   (649) $  1,409  $   788  $  1,018
    Net realized gain
      (loss).............   (183,118)  (68,145)   11,283   (13,761)    53,315    65,385    (4,272)   2,987     3,264
    Net unrealized gain
      (loss).............     18,806   (22,193)    3,242    17,890    (23,648)    5,864       798   (5,963)     (305)
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........    (13,125)  (75,667)   32,861     6,118     38,878    70,600    (2,065)  (2,188)    3,977
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     39,488    58,500    76,856    13,696     21,383     8,753     3,584    6,145     7,105
    Terminations.........     (1,749)     (335)       --        --         --        --        --       --        --
    Insurance and other
      charges............     (5,201)   (3,416)   (2,908)     (739)      (693)     (431)     (460)    (604)     (555)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     (9,349)    4,374   (22,878)  (34,864)  (717,007)  637,408   (39,251)      --   (18,560)
    Other transfers from
      (to) the General
      Account............     (2,722)   (2,408)   (6,662)       --         --    (6,379)       --       --        --
    Net increase
      (decrease) in
      investment by
      Sponsor............         --        --        --        --         --        --        --       --        --
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     20,467    56,715    44,408   (21,907)  (696,317)  639,351   (36,127)   5,541   (12,010)
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
    Net increase
      (decrease) in net
      assets.............      7,342   (18,952)   77,269   (15,789)  (657,439)  709,951   (38,192)   3,353    (8,033)
  NET ASSETS:
    Beginning of year....    253,501   272,453   195,184    75,043    732,482    22,531    42,528   39,175    47,208
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
    End of year..........  $ 260,843  $253,501  $272,453  $ 59,254  $  75,043  $732,482  $  4,336  $42,528  $ 39,175
                           =========  ========  ========  ========  =========  ========  ========  =======  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                           FT VIP         FT VIP
                          FRANKLIN       FRANKLIN       FT VIP                        JANUS ASPEN            T. ROWE PRICE
                          LARGE CAP      SMALL CAP   MUTUAL SHARES    INVESCO VIF        GROWTH           INTERNATIONAL STOCK
                       GROWTH CLASS 2     CLASS 2       CLASS 2     HEALTH SCIENCES  SERVICE SHARES            YEAR ENDED
                         PERIOD FROM    PERIOD FROM   PERIOD FROM     PERIOD FROM     PERIOD FROM             DECEMBER 31,
                         5/1/01* TO     5/1/01* TO    5/1/01* TO      5/1/01* TO       5/1/01* TO    ------------------------------
                          12/31/01       12/31/01      12/31/01        12/31/01         12/31/01       2001      2000       1999
                       ---------------  -----------  -------------  ---------------  --------------  --------  ---------  ---------
INCREASE (DECREASE)
  IN NET ASSETS:
  FROM OPERATIONS:
    Net investment
      income
      (loss).........      $   (15)       $  (156)      $   21          $   (39)        $   (28)     $  1,977  $  (4,274) $  (1,993)
    Net realized gain
      (loss).........          407            (16)         121              (25)              1        17,614    240,494    141,245
    Net unrealized
      gain (loss)....         (740)           940         (173)             (80)            (48)      (70,552)    (3,811)    (2,134)
                           -------        -------       ------          -------         -------      --------  ---------  ---------
    Net increase
      (decrease) in
      net assets from
      operations.....         (348)           768          (31)            (144)            (75)      (50,961)   232,409    137,118
                           -------        -------       ------          -------         -------      --------  ---------  ---------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.....           --          1,440           --            1,440             281        47,742     67,696     48,692
    Terminations.....           --             --           --               --              --        (2,863)    (1,183)        --
    Insurance and
      other
      charges........          (44)           (98)          --              (85)            (41)       (4,306)    (3,645)    (1,269)
    Transfers between
      sub-accounts
      (including
      fixed account),
      net............        9,191         76,217           --           29,414          16,628       (19,974)  (254,067)  (115,089)
    Other transfers
      from (to) the
      General
      Account........           --             (5)          --               (8)             --       (10,108)   (10,720)        27
    Net increase
      (decrease) in
      investment by
      Sponsor........        2,000          2,000        2,000            2,000           2,000            --         --         --
                           -------        -------       ------          -------         -------      --------  ---------  ---------
    Net increase
      (decrease) in
      net assets from
      policy
      transactions...       11,147         79,554        2,000           32,761          18,868        10,491   (201,919)   (67,639)
                           -------        -------       ------          -------         -------      --------  ---------  ---------
    Net increase
      (decrease) in
      net assets.....       10,799         80,322        1,969           32,617          18,793       (40,470)    30,490     69,479
  NET ASSETS:
    Beginning of
      year...........           --             --           --               --              --       283,405    252,915    183,436
                           -------        -------       ------          -------         -------      --------  ---------  ---------
    End of year......      $10,799        $80,322       $1,969          $32,617         $18,793      $242,935  $ 283,405  $ 252,915
                           =======        =======       ======          =======         =======      ========  =========  =========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Inheiritage Account ("the Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on May 1, 1995 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain flexible premium variable life insurance policies ("the Policies") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers thirty Sub-Accounts of which twenty-nine had investment activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                          INVESTMENT MANAGER
----------                                          ------------------
Allmerica Investment Trust ("AIT")                  Allmerica Financial Investment Management
                                                    Services, Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")           A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.        Alliance Capital Management, L.P.
(Class B) ("Alliance B")
Delaware Group Premium Fund ("DGPF")                Delaware International Advisors Ltd.
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Franklin Templeton Variable Insurance Products      Franklin Mutual Advisors, LLC
Trust (Class 2) ("FT VIP")
INVESCO Variable Investment Funds, Inc.             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares)                 Janus Capital
("Janus Aspen")
T Rowe Price International Series, Inc.             T Rowe Price International
("T Rowe Price")

    The Fund Groups listed above are open-end, diversified, management investment companies registered under the 1940 Act. AFIMS is an indirect wholly owned subsidiary of FAFLIC.

    There are two Sub-Accounts with the name Select Investment Grade Income Fund in the Inheiritage separate account, one offered in the Variable Inheiritage product and one offered in the Select Inheiritage product.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

    FEDERAL INCOME TAXES -- The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

    Under the provisions of Section 817(h) of IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                      PORTFOLIO INFORMATION
                                                                ---------------------------------
                                                                                        NET ASSET
                                                                NUMBER OF   AGGREGATE     VALUE
  INVESTMENT PORTFOLIO                                            SHARES       COST     PER SHARE
  --------------------                                          ----------  ----------  ---------
  AIT Core Equity.............................................    325,273   $  793,559   $ 1.633
  AIT Equity Index............................................    276,041      850,240     2.715
  AIT Money Market............................................  2,189,186    2,189,186     1.000
  AIT Select Aggressive Growth................................    768,842    1,761,034     1.251
  AIT Select Capital Appreciation.............................    450,866      874,165     1.940
  AIT Select Emerging Markets.................................     77,724       66,008     0.717
  AIT Select Growth and Income................................    636,394      994,335     1.253

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS (CONTINUED)

                                                                      PORTFOLIO INFORMATION
                                                                ---------------------------------
                                                                                        NET ASSET
                                                                NUMBER OF   AGGREGATE     VALUE
  INVESTMENT PORTFOLIO                                            SHARES       COST     PER SHARE
  --------------------                                          ----------  ----------  ---------
  AIT Select Growth...........................................    672,116   $1,583,313   $ 1.576
  AIT Select International Equity.............................    634,628      697,457     1.113
  AIT Select Investment Grade Income**........................     49,497       54,837     1.106
  AIT Select Investment Grade Income***.......................    143,805      156,288     1.106
  AIT Select Strategic Growth.................................    236,729      201,320     0.483
  AIT Select Strategic Income.................................      6,306        6,648     1.042
  AIT Select Value Opportunity................................    422,832      738,634     1.975
  AIM V.I. Aggressive Growth..................................        160        1,984    10.810
  Alliance Growth and Income Class B..........................        188        4,236    22.030
  Alliance Premier Growth Class B.............................        726       19,686    25.000
  DGPF International Equity...................................     12,651      172,940    13.900
  Fidelity VIP Equity-Income..................................     45,594    1,053,069    22.750
  Fidelity VIP Growth.........................................     44,848    1,920,561    33.610
  Fidelity VIP High Income....................................     40,693      260,430     6.410
  Fidelity VIP Overseas.......................................      4,269       57,516    13.880
  Fidelity VIP II Asset Manager...............................        299        4,878    14.510
  FT VIP Franklin Large Cap Growth Class 2....................        748       11,539    14.430
  FT VIP Franklin Small Cap Class 2...........................      4,500       79,382    17.850
  FT VIP Mutual Shares Class 2................................        140        2,142    14.030
  INVESCO VIF Health Sciences.................................      1,792       32,697    18.200
  Janus Aspen Growth Service Shares...........................        951       18,841    19.760
  T. Rowe Price International Stock...........................     21,180      308,949    11.470

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

    FAFLIC deducts a daily charge against the net asset value in each Sub-Account, at an annual rate of 0.90%, for mortality and expense risks assumed by FAFLIC in relation to the variable portion of the Policies. This charge may be increased or decreased, subject to compliance with applicable state and federal requirements; but, it may not exceed 0.90% on an annual basis. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC.

    During the first fifteen Policy years, FAFLIC makes an administrative charge against the daily net asset value in each Sub-Account, at an annual rate of 0.25%, to help defray administrative expenses actually incurred in administering the Separate Account and the Sub-accounts.

    On the date of issue and for each Monthly Payment Date thereafter, until the Final Premium Payment Date, FAFLIC makes deductions from Policy Value as compensation for providing insurance benefits (which vary by policy) and any additional benefits added by optional riders. FAFLIC also deducts an administrative charge of $6 per month, until the Final Premium Payment Date, as reimbursement for expenses incurred in administration of the Policy. The policyowner may instruct FAFLIC to deduct this monthly charge from one

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

specific Sub-Account. In the absence of specific instructions FAFLIC will make a pro-rata allocation among the Sub-Accounts in the Policy.

    During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

    Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of FAFLIC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

  INVESTMENT PORTFOLIO                                           PURCHASES      SALES
  --------------------                                          -----------  -----------
  AIT Core Equity.............................................  $   232,354  $   128,989
  AIT Equity Index............................................      180,248       42,531
  AIT Money Market............................................   48,723,105   48,017,274
  AIT Select Aggressive Growth................................      516,542      130,795
  AIT Select Capital Appreciation.............................      487,028      330,257
  AIT Select Emerging Markets.................................    2,207,110    2,244,111
  AIT Select Growth and Income................................      267,527      116,361
  AIT Select Growth...........................................      347,324      162,618
  AIT Select International Equity.............................   21,740,002   21,582,339
  AIT Select Investment Grade Income**........................        8,103        1,309
  AIT Select Investment Grade Income***.......................       66,224       20,472
  AIT Select Strategic Growth.................................       45,489        2,517
  AIT Select Strategic Income.................................        6,741           95
  AIT Select Value Opportunity................................      267,807       52,360
  AIM V.I. Aggressive Growth..................................        2,000           14
  Alliance Growth and Income Class B..........................        7,780        3,295
  Alliance Premier Growth Class B.............................       19,815          112
  DGPF International Equity...................................    8,888,137    8,953,197
  Fidelity VIP Equity-Income..................................      541,299      384,606
  Fidelity VIP Growth.........................................      434,430      218,763
  Fidelity VIP High Income....................................    9,363,728    9,192,074
  Fidelity VIP Overseas.......................................    9,349,779    9,364,629
  Fidelity VIP II Asset Manager...............................        5,525       39,599
  FT VIP Franklin Large Cap Growth Class 2....................       11,612           65
  FT VIP Franklin Small Cap Class 2...........................       79,679          281

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

  INVESTMENT PORTFOLIO                                           PURCHASES      SALES
  --------------------                                          -----------  -----------
  FT VIP Mutual Shares Class 2................................  $     2,158  $        15
  INVESCO VIF Health Sciences.................................       36,254        3,532
  Janus Aspen Growth Service Shares...........................       19,031          188
  T. Rowe Price International Stock...........................    4,411,845    4,399,377

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

NOTE 6 -- FINANCIAL HIGHLIGHTS

    A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  ------------------------------------
                                                              INVESTMENT*
                                          UNIT                  INCOME     EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS     RATIO     RATIO**    RETURN***
                             ---------  --------  ----------  -----------  -------  --------------
  AIT Core Equity
  2001                         311,686  1.704185  $ 531,170        0.71%     1.15%          -17.83%
  AIT Equity Index
  2001                         384,887  1.947199    749,451        1.00      1.15           -13.03
  AIT Money Market
  2001                       1,705,889  1.283311  2,189,186        4.14      1.15             3.09
  AIT Select Aggressive
  Growth
  2001                         778,479  1.235514    961,822         N/A      1.15           -22.53
  AIT Select Capital
  Appreciation
  2001                         360,832  2.424064    874,679         N/A      1.15            -2.27
  AIT Select Emerging
  Markets
  2001                          78,434  0.710508     55,728         N/A      1.15           -10.17
  AIT Select Growth and
  Income
  2001                         506,255  1.575098    797,401        0.57      1.15           -12.76
  AIT Select Growth
  2001                         639,092  1.657437  1,059,256         N/A      1.15           -25.57
  AIT Select International
  Equity
  2001                         477,510  1.479217    706,340        1.38      1.15           -22.42
  AIT Select Investment
  Grade Income(a)
  2001                          41,608  1.315715     54,744        5.86      1.15             6.70
  AIT Select Investment
  Grade Income(b)
  2001                         138,519  1.148201    159,048        5.99      1.15             6.70
  AIT Select Strategic
  Growth
  2001                         237,079  0.482287    114,340         N/A      1.15           -30.10
  AIT Select Strategic
  Income
  2001                           6,333  1.037505      6,571        4.85      1.15             3.75(c)
  AIT Select Value
  Opportunity
  2001                         376,864  2.215898    835,093        0.63      1.15            11.39
  AIM V.I. Aggressive
  Growth
  2001                           2,000  0.862898      1,726         N/A      1.15           -13.71(c)
  Alliance Growth and
  Income Class B
  2001                           4,472  0.927400      4,147        0.50      1.15            -7.26(c)
  Alliance Premier Growth
  Class B
  2001                          21,203  0.856593     18,162         N/A      1.15           -14.34(c)
  DGPF International Equity
  2001                         127,217  1.382289    175,850        2.00      1.15           -13.84
  Fidelity VIP
  Equity-Income
  2001                         565,530  1.834156  1,037,271        1.64      1.15            -6.05
  Fidelity VIP Growth
  2001                         818,947  1.840599  1,507,353        0.08      1.15           -18.60
  Fidelity VIP High Income
  2001                         291,740  0.894095    260,843       46.14      1.15           -12.75
  Fidelity VIP Overseas
  2001                          47,983  1.234889     59,254        3.04      1.15           -22.07
  Fidelity VIP II Asset
  Manager
  2001                           2,496  1.737246      4,336        6.40      1.15            -5.19

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  ------------------------------------
                                                              INVESTMENT*
                                          UNIT                  INCOME     EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS     RATIO     RATIO**    RETURN***
                             ---------  --------  ----------  -----------  -------  --------------
  FT VIP Franklin Large Cap
  Growth Class 2
  2001                          12,353  0.874218  $  10,799        0.33%     1.15%          -12.58%(c)
  FT VIP Franklin Small Cap
  Class 2
  2001                          86,387  0.929790     80,322        0.17      1.15            -7.02(c)
  FT VIP Mutual Shares
  Class 2
  2001                           2,000  0.984634      1,969        2.73      1.15            -1.54(c)
  Invesco VIF Health
  Sciences
  2001                          32,004  1.019172     32,617        0.85      1.15             1.92(c)
  Janus Aspen Growth
  Service Shares
  2001                          23,872  0.787235     18,793         N/A      1.15           -21.28(c)
  T. Rowe Price
  International Stock
  2001                         216,315  1.123058    242,935        1.86      1.15           -23.11

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a)  Available only in Variable Inheiritage. See Note 1.
(b)  Available only in Select Inheiritage. See Note 1.
(c)  Start date of 05/01/01.

NOTE 7 -- SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    Effective July 1, 2000, pursuant to a Substitution Order approved by the Security and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund (SIF), which was only offered in the Variable Inheiritage product. The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. On this date, 76,077 shares of Select Income Fund (valued at $72,334) were substituted for 69,003 shares of the Select Investment Grade Income Fund (valued at $72,334), at the ratio of .907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a policyowner of Inheiritage held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS
                          ALLMERICA SELECT INHEIRITAGE


This Prospectus provides important information about Allmerica Select Inheiritage, an individual joint survivorship flexible premium variable life insurance policy issued by First Allmerica Financial Life Insurance Company. The policies are funded through the Inheiritage Account, a separate investment account of the Company that is referred to as the Separate Account. Life insurance coverage is provided for two Insureds, with Death Proceeds payable at death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured, and Age 85 or under with respect to the older Insured. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.



The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Underlying Funds:



ALLMERICA INVESTMENT TRUST (SERVICE             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
SHARES)                                         Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                           Fidelity VIP Growth Portfolio
AIT Money Market Fund                           Fidelity VIP High Income Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
AIT Select Emerging Markets Fund                TRUST (CLASS 2)
AIT Select Growth and Income Fund               FT VIP Franklin Small Cap Fund
AIT Select Growth Fund                          FT VIP Mutual Shares Securities Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund         INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIT Select Strategic Growth Fund                INVESCO VIF Health Sciences Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund               JANUS ASPEN SERIES (SERVICE SHARES)
AIM VARIABLE INSURANCE FUNDS                    Janus Aspen Growth Portfolio
AIM V.I. Aggressive Growth Fund                 T. ROWE PRICE INTERNATIONAL SERIES, INC.
ALLIANCE VARIABLE PRODUCTS SERIES               T. Rowe Price International Stock Portfolio
FUND, INC. (CLASS B)
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

We offer a variety of variable life policies. They may offer features including investment options, fees and/or charges that are different from those in the policies offered by this Prospectus. The policies may be offered through different distributors. Upon request, your financial representative can show you information regarding other life policies offered by the Company. You can also contact us directly to find out more about these life policies.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


Correspondence may be mailed to: Allmerica Select Inheiritage, P.O. Box 8179, Boston, MA 02266-8179



                               DATED MAY 1, 2002

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................      19
INVESTMENT OBJECTIVES AND POLICIES..........................      22
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      24
THE POLICY..................................................      25
  Market Timers.............................................      25
  Applying for the Policy...................................      25
  Free-Look Period..........................................      26
  Conversion Privileges.....................................      26
  Premium Payments..........................................      27
  Incentive Funding Discount................................      28
  Guaranteed Death Benefit Rider............................      28
  Paid-Up Insurance Option..................................      29
  Allocation of Net Premiums................................      30
  Transfer Privilege........................................      30
  Death Proceeds............................................      31
  Sum Insured Options.......................................      32
  Change in Sum Insured Option..............................      34
  Change in Face Amount.....................................      35
  Policy Value and Surrender Value..........................      36
  Death Proceeds Payment Options............................      38
  Optional Insurance Benefits...............................      38
  Policy Surrender..........................................      38
  Partial Withdrawals.......................................      38
CHARGES AND DEDUCTIONS......................................      40
  Tax Expense Charge........................................      40
  Premium Expense Charge....................................      40
  Monthly Deduction from Policy Value.......................      40
  Charges Against Assets of the Separate Account............      42
  Surrender Charge..........................................      43
  Charges on Partial Withdrawals............................      45
  Transfer Charges..........................................      45
  Charge for Increase in Face Amount........................      46
  Other Administrative Charges..............................      46
POLICY LOANS................................................      46
  Repayment of Loans........................................      47
  Effect of Policy Loans....................................      47
POLICY TERMINATION AND REINSTATEMENT........................      47
  Termination...............................................      47
  Reinstatement.............................................      48
OTHER POLICY PROVISIONS.....................................      49
  Policyowner...............................................      49
  Beneficiary...............................................      49
  Incontestability..........................................      49
  Suicide...................................................      49
  Notice of First Insured to Die............................      50
  Age.......................................................      50
  Assignment................................................      50
  Postponement of Payments..................................      50

VOTING RIGHTS...............................................      50
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      51
DISTRIBUTION................................................      52
REPORTS.....................................................      53
LEGAL PROCEEDINGS...........................................      53
FURTHER INFORMATION.........................................      53
INDEPENDENT ACCOUNTANTS.....................................      53
FEDERAL TAX CONSIDERATIONS..................................      54
  The Company and The Separate Account......................      54
  Taxation of the Policies..................................      54
  Modified Endowment Contracts..............................      55
  Estate and Generation-Skipping Taxes......................      56
MORE INFORMATION ABOUT THE GENERAL ACCOUNT..................      56
  General Description.......................................      57
  General Account Value and Policy Loans....................      57
  The Policy................................................      57
  Transfers, Surrenders, and Partial Withdrawals............      58
FINANCIAL STATEMENTS........................................      58
APPENDIX A -- OPTIONAL BENEFITS.............................     A-1
APPENDIX B -- PAYMENT OPTIONS...............................     B-1
APPENDIX C -- ILLUSTRATIONS.................................     C-1
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................     E-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

ACCUMULATION UNIT: A measure of the Policyowner's interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from the Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY: First Allmerica Financial Life Insurance Company. "We", "our", "us," and "the Company" refer to First Allmerica Financial Life Insurance Company in this Prospectus.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Rider is in effect, the Death Proceeds will be the greater of
(a) the Face Amount as of the Final Premium Payment Date, or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company. This Rider may not be available in all states.

DEBT: All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specifications pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states. The Net Death Benefit may be different before and after the Final Payment Date. See THE
POLICY -- "DEATH PROCEEDS".

GENERAL ACCOUNT: All the assets of the Company other than those held in a Separate Account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of the Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: The Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.

The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the younger Insured's attained age on Death of Last Surviving Insured, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE 1 in SUM INSURED OPTIONS -- "GUIDELINE MINIMUM SUM INSURED".

INSURANCE AMOUNT AT RISK: The Sum Insured less the Policy Value.

INSUREDS: The two persons covered under the Policy.

LOAN VALUE: The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under the Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to the Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to the Policy.

POLICYOWNER: The person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, the Policyowner may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of a separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other policy liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.


SUB-ACCOUNT: A division of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Underlying Fund.


SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.


UNDERLYING FUNDS ("FUNDS"): The investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO"), Janus Aspen
Series ("Janus"), T. Rowe Price International Series ("T. Rowe Price"), which are available under the Policy.


VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                          SUMMARY OF FEES AND CHARGES

POLICY FEES AND CHARGES

THERE ARE COSTS RELATED TO THE INSURANCE AND INVESTMENT FEATURES OF THE POLICY. FEES AND CHARGES TO COVER THESE COSTS ARE DEDUCTED IN SEVERAL WAYS.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM POLICY VALUE

On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.

A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.

As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

A daily charge, currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Separate Account, is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Separate Account. The rate is 0.90% for the mortality and expense risk and 0.25% for the Separate Account administrative charge. The administrative charge is eliminated after the 15th Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account."

CHARGES OF THE UNDERLYING INVESTMENT COMPANIES


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2001. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                     FEES          OTHER           TOTAL FUND
                                                MANAGEMENT FEE      UNDER     EXPENSES (AFTER    EXPENSES (AFTER
                                                  (AFTER ANY        12B-1      ANY WAIVERS/       ANY WAIVERS/
UNDERLYING FUND                               VOLUNTARY WAIVERS)    PLAN*     REIMBURSEMENTS)    REIMBURSEMENTS)
---------------                               ------------------   --------   ---------------   -----------------
AIT Equity Index Fund (Service Shares)......         0.28%          0.15%          0.06%        0.49%(1)(2)
AIT Money Market Fund (Service Shares)......         0.31%          0.15%          0.05%        0.51%(1)
AIT Select Aggressive Growth Fund (Service
 Shares)....................................         0.83%          0.15%          0.07%        1.05%(1)(2)
AIT Select Capital Appreciation
 Fund (Service Shares)......................         0.88%          0.15%          0.06%        1.09%(1)(2)
AIT Select Emerging Markets Fund (Service
 Shares)....................................         1.35%          0.15%          0.34%        1.84%(1)(2)
AIT Select Growth and Income Fund (Service
 Shares)....................................         0.68%          0.15%          0.05%        0.88%(1)(2)
AIT Select Growth Fund (Service Shares).....         0.79%          0.15%          0.06%        1.00%(1)(2)
AIT Select International Equity
 Fund (Service Shares)......................         0.89%          0.15%          0.12%        1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)......................         0.41%          0.15%          0.06%        0.62%(1)
AIT Select Strategic Growth Fund (Service
 Shares)....................................         0.85%          0.15%          0.29%        1.29%(1)
AIT Select Strategic Income Fund (Service
 Shares)....................................         0.58%          0.15%          0.39%        1.12%(1)
AIT Select Value Opportunity Fund (Service
 Shares)....................................         0.87%          0.15%          0.05%        1.07%(1)(2)
AIM V.I. Aggressive Growth Fund.............         0.80%          0.00%          0.41%        1.21%(3)
Alliance Growth and Income Portfolio
 (Class B)..................................         0.63%          0.25%          0.04%        0.92%
Alliance Premier Growth Portfolio
 (Class B)..................................         1.00%          0.25%          0.04%        1.29%
Fidelity VIP Equity-Income Portfolio........         0.48%          0.00%          0.10%        0.58%(4)
Fidelity VIP Growth Portfolio...............         0.58%          0.00%          0.10%        0.68%(4)
Fidelity VIP High Income Portfolio..........         0.58%          0.00%          0.13%        0.71%(4)
FT VIP Franklin Small Cap Fund (Class 2)....         0.53%          0.25%          0.31%        1.09%(5)(6)
FT VIP Mutual Shares Securities Fund
 (Class 2)..................................         0.60%          0.25%          0.19%        1.04%(5)
INVESCO VIF Health Sciences Fund............         0.75%          0.00%          0.31%        1.06%(7)
Janus Aspen Growth Portfolio (Service
 Shares)....................................         0.65%          0.25%          0.01%        0.91%(8)
T. Rowe Price International Stock
 Portfolio..................................         1.05%          0.00%          0.00%        1.05%(9)



* These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive Service Fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Policy Owners. Currently the Company receives Services Fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1) Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15% of average daily net assets.



    Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund and AIT Select Strategic Growth Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund and AIT Select Investment Grade Income Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



    In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

    Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions, total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.70% for Fidelity VIP High Income Portfolio.



(5) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(6) For FT VIP Franklin Small Cap Fund the managers had agreed in advance to make estimated reductions of 0.08%, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.



(7) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(8) Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(9) Management fees include ordinary, recurring operating expenses.


OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn, or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."

TRANSFER CHARGE

The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND
DEDUCTIONS -- "Transfer Charges."

SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender of the Policy or a decrease in the Face Amount.

SURRENDER CHARGE ON THE INITIAL FACE AMOUNT

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge. Such deferred sales charge varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to
1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."

SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT

A separate surrender charge will apply to, and is calculated for, each increase in the Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.

SURRENDER CHARGES ON DECREASES IN FACE AMOUNT

In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If the Policyowner thinks about surrendering the Policy, the lower deferred sales charges that apply during the first two years from the Date of Issue or an increase in the Face Amount should be considered.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value, less any surrender charges and less any outstanding Debt, is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states.

If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. The Policyowner may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.

In certain circumstances, the Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any Policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

ABOUT THE POLICY

The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

    - life insurance coverage on the named Insureds,

    - Policy Value,

    - surrender rights and partial withdrawal rights,

    - loan privileges, and

    - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.

CONDITIONAL INSURANCE AGREEMENT

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance equal to the amount of insurance applied for, subject to the terms of the Conditional Insurance Agreement. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.

If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF THE POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

ALLOCATION OF INITIAL PREMIUMS

Net premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than 20 Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

FREE-LOOK PERIOD

The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:

    - 45 days after the applications for the Policy are signed,

    - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in the Policy), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing Policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

    (1) the difference between the premium, including fees and charges paid, and any amount allocated to the Separate Account, PLUS

    (2) the value of the amounts allocated to the Separate Account, PLUS

    (3) any fees or charges imposed on the amounts allocated to the Separate Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a Fixed flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."

FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums. If the Guaranteed Death Benefit Rider is in effect, however, certain minimum premium payment tests must be met. (This Rider may not be available in all states.)

The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor, has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE:

    - guarantees that the Policy will not lapse regardless of the investment performance of the Separate Account; and

    - provides a guaranteed death benefit.

In order to maintain the Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in the Death Benefit Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals from the Policy Value in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.

A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."

LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.

Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans." Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION MAY NOT BE AVAILABLE IN ALL STATES.

POLICY LAPSE AND REINSTATEMENT

Except as otherwise provided in the optional Guaranteed Death Benefit Rider, the failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:

    - the sum of the payments you have made, minus any Debt, withdrawals and withdrawal charges, and

    - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) multiplied by the number of months the Policy has been in force, or the number of months which have elapsed since the last increase in the Face Amount.

The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later than the Final Premium Payment Date). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability subject to our then current underwriting standards. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.

In addition, if the Guaranteed Death Benefit Rider is in effect, the Company guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account. The Policy may lapse, however, under certain circumstances. See THE POLICY -- "Guaranteed Death Benefit Rider." (This Rider may not be available in all states.)

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Separate Account and all accumulations in the General Account credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.

DEATH PROCEEDS

The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.

Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE
POLICY -- "Death Proceeds." The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

FLEXIBILITY TO ADJUST SUM INSURED

Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change in Face Amount." The minimum increase in the Face Amount is $10,000, and any increase also may require additional Evidence of Insurability. The increase is subject to a "free-look" period and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."

ADDITIONAL INSURANCE BENEFITS

You have the flexibility to add additional insurance benefits by rider. These include the Split Option Rider, Other Insured Rider, Guaranteed Death Benefit Rider, and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS. (All riders may not be available in all states.)

The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

PAID-UP INSURANCE OPTION

The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount, or make partial withdrawals. Policy Value in the Separate Account will be transferred to the General Account on the date the Company receives Written Request to exercise the option, and transfers of Policy Value back to the Separate Account will not be permitted. Riders will continue only with the consent of the Company. Surrender Value and Loan Value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option." This option may not be available in all states.

INVESTMENT OPTIONS


You have a choice of twenty-three Sub-Accounts, each investing in a corresponding Underlying Fund. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Policy also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate your money among the Sub-Accounts and the Fixed Account to meet your investment needs.



The Underlying Funds and their investment managers are as follows:



UNDERLYING FUND                                MANAGER
---------------                                -------
AIT Equity Index Fund                          Allmerica Asset Management, Inc.
AIT Money Market Fund                          Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund              Massachusetts Financial Services Company and
                                               Jennison Associates LLC
AIT Select Capital Appreciation Fund           T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund               Schroder Investment Management North America
                                               Inc.
AIT Select Growth and Income Fund              J. P. Morgan Investment Management Inc.
AIT Select Growth Fund                         Putnam Investment Management, LLC
AIT Select International Equity Fund           Bank of Ireland Asset Management (U.S.)
                                               Limited
AIT Select Investment Grade Income Fund        Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund               TCW Investment Management Company
AIT Select Strategic Income Fund               Western Asset Management Company
AIT Select Value Opportunity Fund              Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                A I M Advisors, Inc.
Alliance Growth and Income Portfolio           Alliance Capital Management, L.P.
Alliance Premier Growth Portfolio              Alliance Capital Management, L.P.
Fidelity VIP Equity-Income Portfolio           Fidelity Management and Research Company
Fidelity VIP Growth Portfolio                  Fidelity Management and Research Company
Fidelity VIP High Income Portfolio             Fidelity Management and Research Company
FT VIP Franklin Small Cap Fund                 Franklin Advisers, Inc.
FT VIP Mutual Shares Securities Fund           Franklin Mutual Advisers, LLC
INVESCO VIF Heath Sciences Fund                INVESCO Funds Group, Inc.
Janus Aspen Growth Portfolio                   Janus Capital
T. Rowe Price International Stock Portfolio    T. Rowe Price International, Inc.


In some states, insurance regulations may restrict the availability of particular Underlying Funds.

TAX TREATMENT

The Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest-first" rule applies to any distribution of cash that is required under
Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."

The Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test at any time during the first seven Policy years, or within seven years of a material change in the Policy. The Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 2001, the Company and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 (Principal Office ).


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Policies are set aside in the Separate Account and are kept separate from the general assets of the Company. Under Delaware law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. The Separate Account has twenty-nine Sub-Accounts, of which twenty-three are currently offered under the Policy. You may have allocations in up to 20 Sub-Accounts at one time. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust, the AIM Variable Insurance Funds, the Alliance Variable Products Series Fund, Inc., the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series or the T. Rowe Price International Series, Inc. ("Underlying Funds").

The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public but solely to separate accounts of life insurance companies, such as the Separate Account.

Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Separate Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Separate Account administrative charge.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and Separate Account.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "CHARGES OF THE UNDERLYING INVESTMENT COMPANIES" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

ALLMERICA INVESTMENT TRUST


Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Twelve investment portfolios ("Funds") of AIT are currently available under the Policy.



Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


AIM VARIABLE INSURANCE FUNDS


AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976 and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Policy: Alliance Growth and Income Portfolio and Alliance Premier Growth Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981, and is registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Policies: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay a monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES Inc.nc.Inc.ts


Janus Aspen Series ("Janus") is an open-end, management investment company registered with the SEC. It was organized as a Delaware Business trust on May 20, 1993. Janus Capital is the investment adviser of Janus. One of its investment portfolios is available under the Policy: Janus Aspen Growth Portfolio.



T. ROWE PRICE INTERNATIONAL SERIES, INC.



T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Policy: T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of the Funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE UNDERLYING FUNDS THAT ACCOMPANY THIS PROSPECTUS. THE PROSPECTUSES OF THE UNDERLYING FUNDS CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the Funds are available on request. The investment objectives of the Funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.


AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high-yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income, while also considering growth of capital.


FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. A part of the Fund's assets is not required to be invested in the sector.



JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, INC. -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Fund, we will notify you of the change. If you have Policy Value allocated to that Fund, you may, without charge, reallocate the Policy Value to another Fund or to the General Account. We must receive your Written Request within 60 days of the latest of the:

    - Effective date of the change in the investment policy, or

    - Receipt of the notice of your right to transfer.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios/Funds of AIM, Alliance, Fidelity VIP, Franklin Templeton, INVESCO, Janus Aspen and of T. Rowe Price are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

If any of these substitutions or changes is made, the Company may, by endorsement, change the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                   THE POLICY


MARKET TIMERS



The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policyowners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase the Policies.



In order to prevent "market timing" activities that may harm or disadvantage other Policyowners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. The Company reserves the right to impose, without prior notice, restrictions on transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policyowners. If any of these actions are taken, the Company will notify the market timer as soon as practicable.


APPLYING FOR THE POLICY

The Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insureds are insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for, subject to the conditions of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL

Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the Company's General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Company's Principal Office. IF THE POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

FREE-LOOK PERIOD

The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing Policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, PLUS

(2) the value of the amounts allocated to the Separate Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon cancelling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in the Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, the Company will, at your request, issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Classes as the original Policy.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not, itself, cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted from your checking account each month, generally on the Monthly Payment Date, and applied as a premium under the Policy. The minimum payment permitted under a monthly automatic payment procedure is $50.

Premiums are not limited as to frequency and number. No premium payment, however, may be less than $100 without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

INCENTIVE FUNDING DISCOUNT

The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount may not be available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If, however, the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account, and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

(1) Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

(2) On each Policy anniversary, (a) must exceed (b) where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Debt which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the Rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy loan, or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above), or

    - any Policy change that results in a negative guideline level premium, or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option 1, if such change occurs within five Policy years of the Final Premium Payment Date, or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

PAID-UP INSURANCE OPTION

Upon Written Request, a Policyowner may exercise a Paid-Up Insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Table D, Smoker or Non-Smoker with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING
POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

    - As described above, the Paid-Up Insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for Paid-Up Insurance at the Insureds' attained Ages. The net cash value is the cash value less any outstanding loans.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for the Policy, you may indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE


Subject to our then current rules, you may transfer amounts among the Sub-Accounts or between a Sub-Account and the Fixed Account. We will make transfers at your Written Request or telephone request, as described below. Transfers are effected at the value next computed after receipt of the transfer order. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.)


TELEPHONE REQUESTS


You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITATIONS

The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum or maximum amount that may be transferred,

    - Minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - Minimum period between transfers, and

    - Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

    - There has been at least a ninety (90) day period since the last transfer from the Fixed Account; and

    - The amount transferred from the Fixed Account in each transfer does not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.


Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.


These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the AIT Money Market Fund to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day.

The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.


DEATH PROCEEDS



The Policy provides two death benefit options: Option 1 and Option 2 (for more information, see SUM INSURED OPTIONS). The Policy provides for the payment of the Death Proceeds under the applicable death benefit option to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, due proof of such death must be received at the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds of the Policy to the named Beneficiary upon due proof of the death of the last surviving Insured.


Normally, the Company will pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

Prior to the Final Premium Payment Date, the Death Proceeds are:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; PLUS

    - any additional insurance on the Insureds' lives that is provided by rider; MINUS

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value. Where permitted by state law, the amount of Death Proceeds payable will be determined as of the date the Company receives due proof of death of the last surviving Insured for Option 2 and date of death of the last surviving Insured for Option 1.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the Table below.

The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

   AGE      PERCENTAGE       AGE        PERCENTAGE
   ---      ----------   ------------   ----------
 Thru 40      250%            61          128%
    41        243%            62          126%
    42        236%            63          124%
    43        229%            64          122%
    44        222%            65          120%
    45        215%            66          119%
    46        209%            67          118%
    47        203%            68          117%
    48        197%            69          116%
    49        191%            70          115%
    50        185%            71          113%
    51        178%            72          111%
    52        171%            73          109%
    53        164%            74          107%
    54        157%        75 thru 90      105%
    55        150%            91          104%
    56        146%            92          103%
    57        142%            93          102%
    58        138%            94          101%
    59        134%            95          100%
    60        130%

Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. The cost of insurance included in the Monthly Deduction will be greater, however, and thus the rate at which Policy Value will accumulate will be slower under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose Option
2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, Option 1 should be selected.

ILLUSTRATIONS

For purposes of this illustration, assume that the younger Insured is under the Age of 40, and that there is no outstanding Debt.

ILLUSTRATION OF OPTION 1

Under Option 1, a Policy with a $250,000 Face Amount generally will have a Sum Insured equal to $250,000. However, because the Sum Insured must be equal to or greater than 250% of the Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $300,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $312,000

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($125,000 X 2.50); Policy Value of $150,000 will produce a Guideline Minimum Sum
Insured of $375,000 ($150,000 X 2.50); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $500,000 ($200,000 X 2.50).

Similarly, so long as the Policy Value exceeds $100,000, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $312,500 to $250,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 115%. The Sum Insured would not exceed the $250,000 Face Amount unless the Policy Value exceeded $217,391 (rather than $100,000), and each dollar then added to or taken from the Policy Value would change the Sum Insured by $1.15.

ILLUSTRATION OF OPTION 2

For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Policy with a Face Amount of $250,000 will generally produce a Sum Insured of $250,000 plus Policy Value. For example, a Policy with a Policy Value of $50,000 will produce a Sum Insured of $300,000 ($250,000 + $50,000); a
Policy Value of $80,000 will produce a Sum Insured of $330,000 ($250,000 + $80,000); a Policy Value of $100,000 will produce a Sum Insured of $350,000 ($250,000 + $100,000). However, the Sum Insured must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $100,000, 250% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $2.50. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $500,000
($200,000 X 2.50); a Policy Value of $250,000 will produce a Guideline Minimum Sum Insured of $625,000 ($250,000 X 2.50); and a Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $750,000 ($300,000 X 2.50).

Similarly, if the Policy Value exceeds $100,000, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $200,000 to $150,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $500,000 to $375,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 115%, so that the Sum Insured must be at least 1.15 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $250,000 unless the Policy Value exceeded $217,391 (rather than $100,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.15.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus the Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of

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Insurability. The effective date of any such change will be the Monthly Payment
Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in the Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be for less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50, plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."

After increasing the Face Amount, you will have the right (a) during a Free-Look Period, to have the increase cancelled, and the charges which would not have been deducted but for the increase will be credited to the Policy, and
(b) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in a tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, PLUS

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account; see THE POLICY -- "Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulation Units allocated to the Policy; PLUS

    - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

    (a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

    (b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (c) is a charge for each day in the Valuation Period equal on an annual basis to 0.90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

    (d) is the Separate Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first 15 Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

DEATH PROCEEDS PAYMENT OPTIONS

During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

POLICY SURRENDER

You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in the Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The proceeds on surrender may be paid in a lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWALS

Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

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
A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances as described in OTHER POLICY PROVISIONS -- "Postponement of Payments." For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.

Certain of the charges and deductions described below may be reduced for Policies issued to employees of the Company and its affiliates located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); directors of the Company and its affiliates and subsidiaries; employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica
Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The cost of insurance charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.

MONTHLY DEDUCTION FROM POLICY VALUE

Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instruction or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, however, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for

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each subsequent increase in the Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE

If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                           OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."

COST OF INSURANCE RATES

Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.

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The Premium Class of an Insured will affect the cost of insurance rates. The
Company currently places Insureds into Standard Premium Classes and Substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a Substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount that you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGES

Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

CHARGES AGAINST ASSETS OF THE SEPARATE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts, and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Separate Account administrative charge is imposed after the 15th Policy year.

OTHER CHARGES AND EXPENSES

Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Underlying Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Accounts to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

    (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

    (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual

Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE

A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as provided in APPENDIX
D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.

ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT

Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies whereby the Policy Value will be allocated between the initial Face Amount and the increase. Subsequent premium payments are allocated between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:
(1) the most recent increase; (2) the next most recent increases successively, and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

CHARGES ON PARTIAL WITHDRAWALS

After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000. A transaction charge, which is the smaller of 2% of the amount withdrawn, or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge. The Company does not expect to make a profit on this charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company, less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component.

The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the AIT Money Market Fund to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge, and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege, or reallocate Policy Value within 20 days of the Date of Issue, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount that you request, a transaction charge of $40 will be deducted from the Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase, and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. Currently, no such charges are imposed, and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of the Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Policy loans to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

Normally, the loan amount will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be cancelled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00%.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Policy. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). The preferred loan option may not be available in all states.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily, and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount, and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer the Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the repaid loan will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If the Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.

EFFECT OF POLICY LOANS

Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon surrender or the death of the last surviving Insured.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued,

                                         OR

    (b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds will still be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT

If the Policy has not been surrendered and the Insureds are alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insureds are insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (1) or (2). Under (1), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (2), the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue or any increase in the Face Amount, you must pay the amount shown in (2) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is named in the application for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.

INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if either Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for the Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT

The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers, may be postponed whenever (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion. The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policy-owner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Underlying Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good-faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.


                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY



NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996) and Vice President (since 1984)
  Director and Vice President         of First Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica

Charles F. Cronin                     Secretary and Counsel (since 2000) of First
  Secretary                           Allmerica; Counsel (since 1996) of First Allmerica;
                                      Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                      Director, Vice President and General Counsel (since
  Director, Vice President and        2000) of First Allmerica; Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President and Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation

Mark A. Hug                           Director (since 2001) and Vice President (since 2000)
  Director and Vice President         of First Allmerica; Senior Vice President of Life and
                                      Annuity Products (2001) for The Equitable Life
                                      Assurance Society

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and        and Vice President (since 1991) of First Allmerica;
  Chief Investment Officer            Director (since 1996) and President (since 1995) of
                                      Allmerica Asset Management, Inc.

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director, President and             (since 1989) of First Allmerica
  Chief Executive Officer

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President and        Vice President (since 1993) and Treasurer (1993-2000)
  Chief Financial Officer             of First Allmerica

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Richard M. Reilly                     Director (since 1996); Vice President (1990-2001) and
  Director and Senior Vice President  Senior Vice President (since 2001) of First
                                      Allmerica; Director (since 1990), President and Chief
                                      Executive Officer (1995-2001) of Allmerica Financial
                                      Life Insurance and Annuity Company; Director and
                                      President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director and Vice President         Allmerica; Chief Executive Officer (1996 to 1998) of
                                      Travelers Property & Casualty; Senior Vice President
                                      (1993 to 1996) of Aetna Life & Casualty Company

Gregory D. Tranter                    Director and Vice President (since 2000) of First
  Director and Vice President         Allmerica; Vice President (1996-1998) of Travelers
                                      Property & Casualty; Director of Geico Team
                                      (1983-1996) of Aetna Life & Casualty


                                  DISTRIBUTION

Allmerica Investments, Inc. ("Allmerica Investments"), an indirect subsidiary of First Allmerica, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments or of broker-dealers which have selling agreements with Allmerica Investments.

The Company pays commissions based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions paid to agents who are registered representatives of Allmerica Investments generally will be up to 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 3.5% of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year or 14% of renewal premiums.

Commissions and expense allowances paid to broker-dealers, after issue of the Policy or an increase in the Face Amount, generally will equal 90% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 4% of any additional premiums. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments for services it performs and expenses it may incur as principal underwriter and general distributor.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments, changes in the specified Face Amount, changes in the Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s). The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Funds as required by the 1940 act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of the Inheiritage Separate Account of the Company as of December 31, 2001 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly adversely, and possibly retroactively, affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code, and files a consolidated tax return with its parent and affiliates. Because the Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company periodically will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be; if there are changes made in the federal income tax treatment of variable life insurance at the Company level; or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws, the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at Risk. So long as the Policies are life insurance contracts, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee (but see "Modified Endowment Contracts"). Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policyowner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury Department regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a non-taxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.

POLICY LOANS

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and be taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable withdrawal from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of
(a) 5% of the total number of officers and employees of the corporation, or
(b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including the Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A policy fails to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years or within seven years of a material change in the policy exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Contract, there may be adverse tax consequences. Please consult your tax adviser.

If a policy is considered a modified endowment contract, all distributions under the policy will be taxed on an "income-first" basis. Most distributions received by a policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the policy) will be includible in gross income to the extent that the cash surrender value of the policy exceeds the policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the policyowner's basis in the policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates with a value less than the unified credit amount will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.


As a general rule, if an insured is the policyowner, and death proceeds are payable to a person two or more generations younger than the policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the policyowner (whether or not he or she is an insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the insured's estate (because the insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation-skipping tax exemption of $1 million. Because these rules are complex, the Policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the

Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE AND POLICY LOANS


The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.


The Company may, at its sole discretion, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account, and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. If payment is delayed for 30 days or more, however, the Company will pay interest at least equal to an effective annual yield of 3.5% for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

THE POLICY

This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy, and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Separate Account. For complete details regarding the General Account, see the Policy itself.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If the Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in the Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account. This means that the last payments allocated to General Account will be withdrawn first.

The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

                              FINANCIAL STATEMENTS

Financial statements for the Company and for the Separate Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your Representative should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge. CERTAIN OF THESE RIDERS MAY NOT BE AVAILABLE IN ALL STATES.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The Rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This Rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

GUARANTEED DEATH BENEFIT RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

                                   APPENDIX B
                                PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

    Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

    Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's
               Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

          (a)  upon the death of the payee, with no further payments due
               (Life Annuity);

          (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

          (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

    Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

    Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

    Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

          (a)  in the same amount as the original amount;

          (b)  in an amount equal to 2/3 of the original amount; or

          (c)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this Policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option.

A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period. The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                                   APPENDIX C
                                 ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which the Sum Insured and the Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a Standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.

The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown, and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if the premiums paid were invested each year to earn interest (after taxes) at 5% compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value. The amounts shown also take into account the daily charge against the Separate Account for mortality and expense risks and for the Separate Account administrative charge. In both the Current Cost of Insurance Charges illustrations and the Guaranteed Cost of Insurance Charges illustrations, the Separate Account charges currently are equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Separate Account in the first fifteen Policy Years, and 0.90% thereafter.

EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 1.05% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 2001, ranged from an annual rate of 0.49% to an annual rate of 1.84% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 1.05% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for

AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001. In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



For FT VIP Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT


Taking into account the Separate Account mortality and expense risk charge of 0.90%, the Separate Account administrative charge of 0.25% (for the first 15 Policy years only), and the assumed 1.05% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.20%, 3.80% and 9.80%, respectively, during the first 15 Policy years and -1.95%, 4.05% and 10.05%, respectively, thereafter.


The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Policy Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGES AND UNDERWRITING CLASSIFICATIONS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55

                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55

                                                SPECIFIED FACE AMOUNT $1,000,000

                                                            SUM INSURED OPTION 1

                           CURRENT INSURANCE CHARGES


         PREMIUMS          HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
        PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         INTEREST   ------------------------------  ------------------------------  ------------------------------
POLICY    AT 5%     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
 YEAR    PER YEAR     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT
------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
  1       10,500           0     9,348   1,000,000         0     9,924   1,000,000         0    10,501   1,000,000
  2       21,525       5,735    18,396   1,000,000     7,468    20,129   1,000,000     9,271    21,932   1,000,000
  3       33,101       8,640    27,140   1,000,000    12,113    30,613   1,000,000    15,872    34,372   1,000,000
  4       45,256      17,817    35,577   1,000,000    23,619    41,379   1,000,000    30,151    47,911   1,000,000
  5       58,019      27,054    43,704   1,000,000    35,777    52,427   1,000,000    45,999    62,649   1,000,000
  6       71,420      35,980    51,520   1,000,000    48,222    63,762   1,000,000    63,159    78,699   1,000,000
  7       85,491      44,590    59,020   1,000,000    60,954    75,384   1,000,000    81,749    96,179   1,000,000
  8      100,266      52,878    66,198   1,000,000    73,972    87,292   1,000,000   101,903   115,223   1,000,000
  9      115,779      60,833    73,043   1,000,000    87,271    99,481   1,000,000   123,760   135,970   1,000,000
  10     132,068      68,444    79,544   1,000,000   100,848   111,948   1,000,000   147,481   158,581   1,000,000
  11     149,171      76,704    85,584   1,000,000   115,702   124,582   1,000,000   174,247   183,127   1,000,000
  12     167,130      84,454    91,114   1,000,000   130,677   137,337   1,000,000   203,102   209,762   1,000,000
  13     185,986      91,648    96,088   1,000,000   145,731   150,171   1,000,000   234,226   238,666   1,000,000
  14     205,786      98,237   100,457   1,000,000   160,817   163,037   1,000,000   267,819   270,039   1,000,000
  15     226,575     104,159   104,159   1,000,000   175,878   175,878   1,000,000   304,105   304,105   1,000,000
  16     248,404     107,424   107,424   1,000,000   189,105   189,105   1,000,000   341,915   341,915   1,000,000
  17     271,324     109,829   109,829   1,000,000   202,176   202,176   1,000,000   383,101   383,101   1,000,000
  18     295,390     111,325   111,325   1,000,000   215,049   215,049   1,000,000   428,058   428,058   1,000,000
  19     320,660     111,700   111,700   1,000,000   227,536   227,536   1,000,000   477,137   477,137   1,000,000
  20     347,193     110,765   110,765   1,000,000   239,467   239,467   1,000,000   530,797   530,797   1,000,000
Age 60    58,019      27,054    43,704   1,000,000    35,777    52,427   1,000,000    45,999    62,649   1,000,000
Age 65   132,068      68,444    79,544   1,000,000   100,848   111,948   1,000,000   147,481   158,581   1,000,000
Age 70   226,575     104,159   104,159   1,000,000   175,878   175,878   1,000,000   304,105   304,105   1,000,000
Age 75   347,193     110,765   110,765   1,000,000   239,467   239,467   1,000,000   530,797   530,797   1,000,000


(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55

                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55

                                                SPECIFIED FACE AMOUNT $1,000,000

                                                            SUM INSURED OPTION 1

                      GUARANTEED COST OF INSURANCE CHARGES


         PREMIUMS          HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
        PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         INTEREST   ------------------------------  ------------------------------  ------------------------------
POLICY    AT 5%     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
 YEAR    PER YEAR     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT
------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
  1       10,500           0     9,343   1,000,000         0     9,920   1,000,000         0    10,497   1,000,000
  2       21,525       5,711    18,372   1,000,000     7,443    20,104   1,000,000     9,245    21,906   1,000,000
  3       33,101       8,568    27,068   1,000,000    12,038    30,538   1,000,000    15,792    34,292   1,000,000
  4       45,256      17,652    35,412   1,000,000    23,444    41,204   1,000,000    29,964    47,724   1,000,000
  5       58,019      26,733    43,383   1,000,000    35,431    52,081   1,000,000    45,627    62,277   1,000,000
  6       71,420      35,408    50,948   1,000,000    47,599    63,139   1,000,000    62,481    78,021   1,000,000
  7       85,491      43,638    58,068   1,000,000    59,907    74,337   1,000,000    80,600    95,030   1,000,000
  8      100,266      51,369    64,689   1,000,000    72,300    85,620   1,000,000   100,053   113,373   1,000,000
  9      115,779      58,526    70,736   1,000,000    84,699    96,909   1,000,000   120,896   133,106   1,000,000
  10     132,068      65,021    76,121   1,000,000    97,010   108,110   1,000,000   143,185   154,285   1,000,000
  11     149,171      71,869    80,749   1,000,000   110,239   119,119   1,000,000   168,093   176,973   1,000,000
  12     167,130      77,850    84,510   1,000,000   123,156   129,816   1,000,000   194,574   201,234   1,000,000
  13     185,986      82,854    87,294   1,000,000   135,638   140,078   1,000,000   222,712   227,152   1,000,000
  14     205,786      86,757    88,977   1,000,000   147,545   149,765   1,000,000   252,606   254,826   1,000,000
  15     226,575      89,409    89,409   1,000,000   158,710   158,710   1,000,000   284,363   284,363   1,000,000
  16     248,404      88,613    88,613   1,000,000   167,096   167,096   1,000,000   316,583   316,583   1,000,000
  17     271,324      85,970    85,970   1,000,000   174,165   174,165   1,000,000   350,935   350,935   1,000,000
  18     295,390      81,279    81,279   1,000,000   179,684   179,684   1,000,000   387,659   387,659   1,000,000
  19     320,660      73,951    73,951   1,000,000   183,065   183,065   1,000,000   426,808   426,808   1,000,000
  20     347,193      63,391    63,391   1,000,000   183,697   183,697   1,000,000   468,560   468,560   1,000,000
Age 60    58,019      26,733    43,383   1,000,000    35,431    52,081   1,000,000    45,627    62,277   1,000,000
Age 65   132,068      65,021    76,121   1,000,000    97,010   108,110   1,000,000   143,185   154,285   1,000,000
Age 70   226,575      89,409    89,409   1,000,000   158,710   158,710   1,000,000   284,363   284,363   1,000,000
Age 75   347,193      63,391    63,391   1,000,000   183,697   183,697   1,000,000   468,560   468,560   1,000,000


(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55

                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55

                                                SPECIFIED FACE AMOUNT $1,000,000

                                                            SUM INSURED OPTION 2

                       CURRENT COST OF INSURANCE CHARGES


         PREMIUMS          HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
        PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         INTEREST   ------------------------------  ------------------------------  ------------------------------
POLICY    AT 5%     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
 YEAR    PER YEAR     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT
------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
  1       10,500           0     9,347   1,009,347         0     9,924   1,009,924         0    10,501   1,010,501
  2       21,525       5,732    18,392   1,018,392     7,465    20,126   1,020,126     9,267    21,928   1,021,928
  3       33,101       8,630    27,130   1,027,130    12,102    30,602   1,030,602    15,859    34,359   1,034,359
  4       45,256      17,794    35,554   1,035,554    23,592    41,352   1,041,352    30,119    47,879   1,047,879
  5       58,019      27,009    43,659   1,043,659    35,722    52,372   1,052,372    45,932    62,582   1,062,582
  6       71,420      35,902    51,442   1,051,442    48,123    63,663   1,063,663    63,033    78,573   1,078,573
  7       85,491      44,465    58,895   1,058,895    60,789    75,219   1,075,219    81,533    95,963   1,095,963
  8      100,266      52,690    66,010   1,066,010    73,714    87,034   1,087,034   101,550   114,870   1,114,870
  9      115,779      60,561    72,771   1,072,771    86,883    99,093   1,099,093   123,210   135,420   1,135,420
  10     132,068      68,065    79,165   1,079,165   100,287   111,387   1,111,387   146,652   157,752   1,157,752
  11     149,171      76,180    85,060   1,085,060   114,896   123,776   1,123,776   173,010   181,890   1,181,890
  12     167,130      83,737    90,397   1,090,397   129,535   136,195   1,136,195   201,278   207,938   1,207,938
  13     185,986      90,683    95,123   1,095,123   144,136   148,576   1,148,576   231,573   236,013   1,236,013
  14     205,786      96,958    99,178   1,099,178   158,620   160,840   1,160,840   264,015   266,235   1,266,235
  15     226,575     102,490   102,490   1,102,490   172,897   172,897   1,172,897   298,723   298,723   1,298,723
  16     248,404     105,274   105,274   1,105,274   185,108   185,108   1,185,108   334,383   334,383   1,334,383
  17     271,324     107,089   107,089   1,107,089   196,870   196,870   1,196,870   372,653   372,653   1,372,653
  18     295,390     107,883   107,883   1,107,883   208,089   208,089   1,208,089   413,719   413,719   1,413,719
  19     320,660     107,418   107,418   1,107,418   218,478   218,478   1,218,478   457,587   457,587   1,457,587
  20     347,193     105,488   105,488   1,105,488   227,768   227,768   1,227,768   504,296   504,296   1,504,296
Age 60    58,019      27,009    43,659   1,043,659    35,722    52,372   1,052,372    45,932    62,582   1,062,582
Age 65   132,068      68,065    79,165   1,079,165   100,287   111,387   1,111,387   146,652   157,752   1,157,752
Age 70   226,575     102,490   102,490   1,102,490   172,897   172,897   1,172,897   298,723   298,723   1,298,723
Age 75   347,193     105,488   105,488   1,105,488   227,768   227,768   1,227,768   504,296   504,296   1,504,296


(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55

                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55

                                                SPECIFIED FACE AMOUNT $1,000,000

                                                            SUM INSURED OPTION 2

                      GUARANTEED COST OF INSURANCE CHARGES


         PREMIUMS          HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
        PAID PLUS      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         INTEREST   ------------------------------  ------------------------------  ------------------------------
POLICY    AT 5%     SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH    SURRENDER   POLICY     DEATH
 YEAR    PER YEAR     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT     VALUE     VALUE     BENEFIT
------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------  --------  ---------
  1       10,500           0     9,343   1,009,343         0     9,920   1,009,920         0    10,496   1,010,496
  2       21,525       5,707    18,368   1,018,368     7,439    20,100   1,020,100     9,241    21,902   1,021,902
  3       33,101       8,556    27,056   1,027,056    12,024    30,524   1,030,524    15,777    34,277   1,034,277
  4       45,256      17,624    35,384   1,035,384    23,410    41,170   1,041,170    29,925    47,685   1,047,685
  5       58,019      26,676    43,326   1,043,326    35,361    52,011   1,052,011    45,541    62,191   1,062,191
  6       71,420      35,304    50,844   1,050,844    47,467    63,007   1,063,007    62,314    77,854   1,077,854
  7       85,491      43,463    57,893   1,057,893    59,677    74,107   1,074,107    80,298    94,728   1,094,728
  8      100,266      51,092    64,412   1,064,412    71,921    85,241   1,085,241    99,536   112,856   1,112,856
  9      115,779      58,105    70,315   1,070,315    84,101    96,311   1,096,311   120,048   132,258   1,132,258
  10     132,068      64,401    75,501   1,075,501    96,094   107,194   1,107,194   141,835   152,935   1,152,935
  11     149,171      70,981    79,861   1,079,861   108,877   117,757   1,117,757   166,002   174,882   1,174,882
  12     167,130      76,612    83,272   1,083,272   121,178   127,838   1,127,838   191,409   198,069   1,198,069
  13     185,986      81,167    85,607   1,085,607   132,831   137,271   1,137,271   218,024   222,464   1,222,464
  14     205,786      84,512    86,732   1,086,732   143,644   145,864   1,145,864   245,795   248,015   1,248,015
  15     226,575      86,484    86,484   1,086,484   153,391   153,391   1,153,391   274,633   274,633   1,274,633
  16     248,404      84,864    84,864   1,084,864   159,941   159,941   1,159,941   302,849   302,849   1,302,849
  17     271,324      81,240    81,240   1,081,240   164,655   164,655   1,164,655   331,734   331,734   1,331,734
  18     295,390      75,426    75,426   1,075,426   167,226   167,226   1,167,226   361,114   361,114   1,361,114
  19     320,660      66,838    66,838   1,066,838   166,917   166,917   1,166,917   390,372   390,372   1,390,372
  20     347,193      54,928    54,928   1,054,928   162,994   162,994   1,162,994   418,855   418,855   1,418,855
Age 60    58,019      26,676    43,326   1,043,326    35,361    52,011   1,052,011    45,541    62,191   1,062,191
Age 65   132,068      64,401    75,501   1,075,501    96,094   107,194   1,107,194   141,835   152,935   1,152,935
Age 70   226,575      86,484    86,484   1,086,484   153,391   153,391   1,153,391   274,633   274,633   1,274,633
Age 75   347,193      54,928    54,928   1,054,928   162,994   162,994   1,162,994   418,855   418,855   1,418,855


(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:

APPLICABLE AGE   MAXIMUM GAPS
--------------  ---------------
     5-75            1.95
      76             1.92
      77             1.81
      78             1.69
      79             1.60
      80             1.50
      81             1.40
      82             1.31

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years).

The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

Younger   Initial    Younger   Initial    Younger   Initial
 Issue   Surrender    Issue   Surrender    Issue   Surrender
  Age     Charge       Age     Charge       Age     Charge
  ---    ---------   -------  ---------   -------  ---------
   5       5.00        31        9.40       57       21.00
   6       5.00        32        9.80       58       22.00
   7       5.00        33       10.20       59       23.00
   8       5.00        34       10.60       60       24.00
   9       5.00        35       11.00       61       25.00
  10       5.00        36       11.40       62       26.00
  11       5.00        37       11.80       63       27.00
  12       5.00        38       12.20       64       28.00
  13       5.00        39       12.60       65       29.00
  14       5.00        40       13.00       66       30.00
  15       5.00        41       13.40       67       31.00
  16       5.00        42       13.80       68       32.00
  17       5.00        43       14.20       69       33.00
  18       5.00        44       14.60       70       34.00
  19       5.00        45       15.00       71       35.00

Younger   Initial    Younger   Initial    Younger   Initial
 Issue   Surrender    Issue   Surrender    Issue   Surrender
  Age     Charge       Age     Charge       Age     Charge
  ---    ---------   -------  ---------   -------  ---------
  20       5.00        46       15.40       72       35.00
  21       5.40        47       15.80       73       35.00
  22       5.80        48       16.20       74       35.00
  23       6.20        49       16.60       75       35.00
  24       6.60        50       17.00       76       35.00
  25       7.00        51       17.40       77       35.00
  26       7.40        52       17.80       78       35.00
  27       7.80        53       18.20       79       35.00
  28       8.20        54       18.60       80       35.00
  29       8.60        55       19.00
  30       9.00        56       20.00

                                    EXAMPLES

For the purposes of these examples, assume that two non-smokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

    (a) Deferred Administrative Charge                                 $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge (48% X 1.95 GAPs)                       $15,781.99

                                                                  --------------

           TOTAL                                                      $24,281.99

    Maximum Surrender Charge per Table (19.00 X 1,000)                $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

    (a) Deferred Administrative Charge                                 $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge (not to exceed 25% of Premiums received,    Varies
       up to one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)

                                                            --------------------

                                                              Sum of (a) and (b)

The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the 10th Policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

                                   APPENDIX E
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 1994. The Company, however, may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables 1(A) and 1(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in Tables I(A) and II(A)) under a "representative" Policy that is surrendered at the end of the applicable period. For more information on charges under the Policy, see CHARGES AND DEDUCTIONS.

Performance information may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index, or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or
(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company also may advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Services ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinions of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues, and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

The Company may provide information on various topics of interest to Policyowners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar-cost averaging, asset allocation, and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.


In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective Tables, for the one-year period ended December 31, 2001. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Sub-Accounts have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                                                                          10
                                                                                                         YEARS
                                                    SUB-ACCOUNT      FOR YEAR                         OR LIFE OF
                                                     INCEPTION        ENDED               5           SUB-ACCOUNT
                                                       DATE          12/31/01           YEARS          (IF LESS)
                                                       --------  ----------------  ---------------  ---------------
AIT Equity Index Fund (Service Shares)               10/19/95            -100.00%            0.55%            6.28%
AIT Money Market Fund (Service Shares)               11/20/95             -97.58%           -5.45%           -2.15%
AIT Select Aggressive Growth Fund
 (Service Shares)                                    08/28/95            -100.00%          -10.26%           -2.65%
AIT Select Capital Appreciation Fund
 (Service Shares)                                    04/30/95            -100.00%            1.87%           10.17%
AIT Select Emerging Markets Fund (Service Shares)    02/20/98            -100.00%       N/A                 -30.37%
AIT Select Growth and Income Fund (Service Shares    09/10/95            -100.00%           -4.83%            2.04%
AIT Select Growth Fund (Service Shares)              08/28/95            -100.00%           -2.45%            3.04%
AIT Select International Equity Fund
 (Service Shares)                                    05/03/94            -100.00%           -8.64%            1.44%
AIT Select Investment Grade Income Fund
 (Service Shares)                                    09/11/98             -94.11%       N/A                 -18.94%
AIT Select Strategic Growth Fund (Service Shares)    02/20/98            -100.00%       N/A                 -44.37%
AIT Select Strategic Income Fund (Service Shares)    05/01/01          N/A              N/A                 -97.65%
AIT Select Value Opportunity Fund
 (Service Shares)                                    09/17/95             -89.61%            3.50%            8.82%
AIM V.I. Aggressive Growth Fund                      05/01/01          N/A              N/A                 -99.72%
Alliance Growth and Income Portfolio (Class B)       05/01/01          N/A              N/A                 -99.72%
Alliance Premier Growth Portfolio (Class B)          05/01/01          N/A              N/A                 -99.72%
Fidelity VIP Equity-Income Portfolio                 08/28/95            -100.00%           -0.60%            5.03%
Fidelity VIP Growth Portfolio                        08/28/95            -100.00%            2.06%            5.10%
Fidelity VIP High Income Portfolio                   12/04/95            -100.00%          -35.47%           -9.47%
FT VIP Franklin Small Cap Fund (Class 2)             05/01/01          N/A              N/A                 -99.72%
FT VIP Mutual Shares Securities Fund (Class 2)       05/01/01          N/A              N/A                 -99.72%
INVESCO VIF Health Sciences Fund                     05/01/01          N/A              N/A                 -98.85%
Janus Aspen Growth Portfolio (Service Shares)        05/01/01          N/A              N/A                 -99.72%
T. Rowe Price International Stock Portfolio          08/28/95            -100.00%          -11.69%           -4.47%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                        10
                                                                                                       YEARS
                                                    SUB-ACCOUNT     FOR YEAR                        OR LIFE OF
                                                     INCEPTION        ENDED             5           SUB-ACCOUNT
                                                       DATE         12/31/01          YEARS          (IF LESS)
                                                       --------  ---------------  --------------  ---------------
AIT Equity Index Fund (Service Shares)               10/19/95            -13.03%           9.11%           11.35%
AIT Money Market Fund (Service Shares)               11/20/95              3.09%           4.16%            4.17%
AIT Select Aggressive Growth Fund
 (Service Shares)                                    08/28/95            -22.53%           0.32%            3.39%
AIT Select Capital Appreciation Fund
 (Service Shares)                                    04/30/95             -2.27%          10.22%           14.18%
AIT Select Emerging Markets Fund (Service Shares)    02/20/98            -10.17%       N/A                 -8.47%
AIT Select Growth and Income Fund (Service Shares    09/10/95            -12.76%           4.66%            7.47%
AIT Select Growth Fund (Service Shares)              08/28/95            -25.57%           6.61%            8.29%
AIT Select International Equity Fund
 (Service Shares)                                    05/03/94            -22.42%           1.60%            5.24%
AIT Select Investment Grade Income Fund
 (Service Shares)                                    09/11/98              6.70%       N/A                  4.27%
AIT Select Strategic Growth Fund (Service Shares)    02/20/98            -30.10%       N/A                -17.21%
AIT Select Strategic Income Fund (Service Shares)    05/01/01         N/A              N/A                  3.80%
AIT Select Value Opportunity Fund
 (Service Shares)                                    09/17/95             11.39%          11.60%           13.49%
AIM V.I. Aggressive Growth Fund                      05/01/01         N/A              N/A                -13.71%
Alliance Growth and Income Portfolio (Class B)       05/01/01         N/A              N/A                 -7.26%
Alliance Premier Growth Portfolio (Class B)          05/01/01         N/A              N/A                -14.34%
Fidelity VIP Equity-Income Portfolio                 08/28/95             -6.05%           8.15%           10.04%
Fidelity VIP Growth Portfolio                        08/28/95            -18.60%          10.38%           10.10%
Fidelity VIP High Income Portfolio                   12/04/95            -12.75%          -4.69%           -1.83%
FT VIP Franklin Small Cap Fund (Class 2)             05/01/01         N/A              N/A                 -7.02%
FT VIP Mutual Shares Securities Fund (Class 2)       05/01/01         N/A              N/A                 -1.54%
INVESCO VIF Health Sciences Fund                     05/01/01         N/A              N/A                  1.92%
Janus Aspen Growth Portfolio (Service Shares)        05/01/01         N/A              N/A                -21.28%
T. Rowe Price International Stock Portfolio          08/28/95            -23.11%          -0.80%            1.85%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                    UNDERLYING                                        10 YEARS
                                                    PORTFOLIO       FOR YEAR                           OR LIFE
                                                    INCEPTION        ENDED               5             OF FUND
                                                       DATE         12/31/01           YEARS          (IF LESS)
                                                       -------  ----------------  ---------------  ---------------
AIT Equity Index Fund (Service Shares)*              09/28/90           -100.00%            0.55%            9.43%
AIT Money Market Fund (Service Shares)*              04/29/85            -97.58%           -5.45%            1.38%
AIT Select Aggressive Growth Fund
 (Service Shares)*                                   08/21/92           -100.00%          -10.26%            6.14%
AIT Select Capital Appreciation Fund
 (Service Shares)*                                   04/28/95           -100.00%            1.87%           10.17%
AIT Select Emerging Markets Fund
 (Service Shares)*                                   02/20/98           -100.00%       N/A                 -30.37%
AIT Select Growth and Income Fund
 (Service Shares)*                                   08/21/92           -100.00%           -4.83%            6.00%
AIT Select Growth Fund (Service Shares)*             08/21/92           -100.00%           -2.45%            6.60%
AIT Select International Equity Fund
 (Service Shares)*                                   05/02/94           -100.00%           -8.64%            1.45%
AIT Select Investment Grade Income Fund
 (Service Shares)*                                   04/29/85            -94.11%           -3.92%            2.59%
AIT Select Strategic Growth Fund
 (Service Shares)*                                   02/20/98           -100.00%       N/A                 -44.37%
AIT Select Strategic Income Fund
 (Service Shares)*                                   07/03/00            -94.97%       N/A                 -62.59%
AIT Select Value Opportunity Fund
 (Service Shares)*                                   04/30/93            -89.61%            3.50%           10.12%
AIM V.I. Aggressive Growth Fund                      05/01/98           -100.00%       N/A                 -19.00%
Alliance Growth and Income Portfolio (Class B)*      01/14/91           -100.00%            5.25%           11.68%
Alliance Premier Growth Portfolio (Class B)*         06/26/92           -100.00%            2.84%           12.29%
Fidelity VIP Equity-Income Portfolio                 10/09/86           -100.00%           -0.60%           10.72%
Fidelity VIP Growth Portfolio                        10/09/86           -100.00%            2.06%           10.40%
Fidelity VIP High Income Portfolio                   09/19/85           -100.00%          -35.47%            1.83%
FT VIP Franklin Small Cap Fund (Class 2)*            11/01/95           -100.00%            0.46%            6.86%
FT VIP Mutual Shares Securities Fund (Class 2)*      11/08/96            -95.06%            0.03%            0.96%
INVESCO VIF Health Sciences Fund                     05/22/97           -100.00%       N/A                   3.72%
Janus Aspen Growth Portfolio (Service Shares)*       09/13/93           -100.00%           -1.38%            7.50%
T. Rowe Price International Stock Portfolio          03/31/94           -100.00%          -11.69%           -1.59%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.


(*)These funds include a charge for 12b-1 fees. For periods beyond the inception dates of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                    UNDERLYING                                      10 YEARS
                                                    PORTFOLIO      FOR YEAR                          OR LIFE
                                                    INCEPTION        ENDED             5             OF FUND
                                                       DATE        12/31/01          YEARS          (IF LESS)
                                                       -------  ---------------  --------------  ---------------
AIT Equity Index Fund (Service Shares)*              09/28/90           -13.03%           9.11%           11.18%
AIT Money Market Fund (Service Shares)*              04/29/85             3.09%           4.16%            3.67%
AIT Select Aggressive Growth Fund
 (Service Shares)*                                   08/21/92           -22.53%           0.32%            8.36%
AIT Select Capital Appreciation Fund
 (Service Shares)*                                   04/28/95            -2.27%          10.22%           14.18%
AIT Select Emerging Markets Fund
 (Service Shares)*                                   02/20/98           -10.17%       N/A                 -8.47%
AIT Select Growth and Income Fund
 (Service Shares)*                                   08/21/92           -12.76%           4.66%            8.23%
AIT Select Growth Fund (Service Shares)*             08/21/92           -25.57%           6.61%            8.79%
AIT Select International Equity Fund
 (Service Shares)*                                   05/02/94           -22.42%           1.60%            5.24%
AIT Select Investment Grade Income Fund
 (Service Shares)*                                   04/29/85             6.70%           5.41%            5.08%
AIT Select Strategic Growth Fund
 (Service Shares)*                                   02/20/98           -30.10%       N/A                -17.21%
AIT Select Strategic Income Fund
 (Service Shares)*                                   07/03/00             5.81%       N/A                  7.33%
AIT Select Value Opportunity Fund
 (Service Shares)*                                   04/30/93            11.39%          11.60%           12.43%
AIM V.I. Aggressive Growth Fund                      05/01/98           -26.91%       N/A                  1.13%
Alliance Growth and Income Portfolio (Class B)*      01/14/91            -0.96%          13.09%           13.32%
Alliance Premier Growth Portfolio (Class B)*         06/26/92           -18.36%          11.04%           14.09%
Fidelity VIP Equity-Income Portfolio                 10/09/86            -6.05%           8.15%           12.40%
Fidelity VIP Growth Portfolio                        10/09/86           -18.60%          10.38%           12.10%
Fidelity VIP High Income Portfolio                   09/19/85           -12.75%          -4.69%            4.08%
FT VIP Franklin Small Cap Fund (Class 2)*            11/01/95           -16.31%           9.03%           11.91%
FT VIP Mutual Shares Securities Fund (Class 2)*      11/08/96             5.71%           8.67%            9.10%
INVESCO VIF Health Sciences Fund                     05/22/97           -13.59%       N/A                 13.46%
Janus Aspen Growth Portfolio (Service Shares)*       09/13/93           -25.77%           7.50%           10.22%
T. Rowe Price International Stock Portfolio          03/31/94           -23.11%          -0.80%            2.47%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.


(*)These funds include a charge for 12b-1 fees. For periods beyond the inception dates of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Policyowners of the Inheiritage Separate Account of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Inheiritage Separate Account of First Allmerica Financial Life Insurance Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                    AIT          AIT          AIT
                                                  AIT        AIT        AIT        SELECT       SELECT      SELECT       AIT
                                                 CORE      EQUITY      MONEY     AGGRESSIVE    CAPITAL     EMERGING     SELECT
                                                EQUITY      INDEX      MARKET      GROWTH    APPRECIATION   MARKETS     GROWTH
                                               ---------  ---------  ----------  ----------  ------------  ---------  ----------
ASSETS:
Investments in shares of Allmerica Investment
  Trust......................................  $ 531,170  $ 749,451  $2,189,186  $ 961,822     $ 874,679   $  55,728  $1,059,256
Investments in shares of AIM Variable
  Insurance Funds............................         --         --          --         --            --          --          --
Investments in shares of Alliance Variable
  Products Series Fund, Inc..................         --         --          --         --            --          --          --
Investments in shares of Delaware Group
  Premium Fund...............................         --         --          --         --            --          --          --
Investments in shares of Fidelity Variable
  Insurance Products Fund (VIP)..............         --         --          --         --            --          --          --
Investments in shares of Fidelity Variable
  Insurance Products Fund II (VIP II)........         --         --          --         --            --          --          --
Investment in shares of Franklin Templeton
  Insurance Products Trust...................         --         --          --         --            --          --          --
Investment in shares of INVESCO Variable
  Investment Funds, Inc......................         --         --          --         --            --          --          --
Investment in shares of Janus Aspen
  Series (Service Shares)....................         --         --          --         --            --          --          --
Investment in shares of T. Rowe Price
  International Series, Inc..................         --         --          --         --            --          --          --
                                               ---------  ---------  ----------  ---------     ---------   ---------  ----------
  Total assets...............................    531,170    749,451   2,189,186    961,822       874,679      55,728   1,059,256
LIABILITIES:                                          --         --          --         --            --          --          --
                                               ---------  ---------  ----------  ---------     ---------   ---------  ----------
  Net assets.................................  $ 531,170  $ 749,451  $2,189,186  $ 961,822     $ 874,679   $  55,728  $1,059,256
                                               =========  =========  ==========  =========     =========   =========  ==========
NET ASSET DISTRIBUTION BY CATEGORY:
  Variable life policies.....................  $ 531,170  $ 749,451  $2,189,186  $ 961,822     $ 874,679   $  55,728  $1,059,256
  Value of investment by First Allmerica
    Financial Life
    Insurance Company (Sponsor)..............         --         --          --         --            --          --          --
                                               ---------  ---------  ----------  ---------     ---------   ---------  ----------
                                               $ 531,170  $ 749,451  $2,189,186  $ 961,822     $ 874,679   $  55,728  $1,059,256
                                               =========  =========  ==========  =========     =========   =========  ==========
Units outstanding, December 31, 2001.........    311,686    384,887   1,705,889    778,479       360,832      78,434     639,092
Net asset value per unit, December 31,
  2001.......................................  $1.704185  $1.947199  $ 1.283311  $1.235514     $2.424064   $0.710508  $ 1.657437

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                       AIT           AIT            AIT              AIT           AIT        AIT         AIT
                                      SELECT       SELECT          SELECT          SELECT        SELECT     SELECT      SELECT
                                      GROWTH    INTERNATIONAL    INVESTMENT      INVESTMENT     STRATEGIC  STRATEGIC     VALUE
                                    AND INCOME     EQUITY      GRADE INCOME**  GRADE INCOME***   GROWTH     INCOME    OPPORTUNITY
                                    ----------  -------------  --------------  ---------------  ---------  ---------  -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust................  $ 797,401     $ 706,340       $  54,744       $ 159,048     $ 114,340  $   6,571   $ 835,093
Investments in shares of AIM
  Variable Insurance Funds........         --            --              --              --            --         --          --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc................         --            --              --              --            --         --          --
Investments in shares of Delaware
  Group Premium Fund..............         --            --              --              --            --         --          --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  (VIP)...........................         --            --              --              --            --         --          --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  II (VIP II).....................         --            --              --              --            --         --          --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust...........................         --            --              --              --            --         --          --
Investment in shares of INVESCO
  Variable Investment
  Funds, Inc......................         --            --              --              --            --         --          --
Investment in shares of Janus
  Aspen Series (Service Shares)...         --            --              --              --            --         --          --
Investment in shares of T. Rowe
  Price International
  Series, Inc.....................         --            --              --              --            --         --          --
                                    ---------     ---------       ---------       ---------     ---------  ---------   ---------
  Total assets....................    797,401       706,340          54,744         159,048       114,340      6,571     835,093
LIABILITIES:                               --            --              --              --            --         --          --
                                    ---------     ---------       ---------       ---------     ---------  ---------   ---------
  Net assets......................  $ 797,401     $ 706,340       $  54,744       $ 159,048     $ 114,340  $   6,571   $ 835,093
                                    =========     =========       =========       =========     =========  =========   =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies..........  $ 797,401     $ 706,340       $  54,744       $ 159,048     $ 114,340  $   4,496   $ 835,093
  Value of investment by First
    Allmerica Financial Life
    Insurance Company (Sponsor)...         --            --              --              --            --      2,075          --
                                    ---------     ---------       ---------       ---------     ---------  ---------   ---------
                                    $ 797,401     $ 706,340       $  54,744       $ 159,048     $ 114,340  $   6,571   $ 835,093
                                    =========     =========       =========       =========     =========  =========   =========
Units outstanding, December 31,
  2001............................    506,255       477,510          41,608         138,519       237,079      6,333     376,864
Net asset value per unit,
  December 31, 2001...............  $1.575098     $1.479217       $1.315715       $1.148201     $0.482287  $1.037505   $2.215898

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                      ALLIANCE   ALLIANCE
                                          AIM V.I.     GROWTH     PREMIER       DGPF         FIDELITY      FIDELITY    FIDELITY
                                         AGGRESSIVE  AND INCOME   GROWTH    INTERNATIONAL       VIP          VIP          VIP
                                           GROWTH     CLASS B     CLASS B      EQUITY      EQUITY-INCOME    GROWTH    HIGH INCOME
                                         ----------  ----------  ---------  -------------  -------------  ----------  -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.....................  $      --   $      --   $      --    $      --     $       --    $       --   $      --
Investments in shares of AIM Variable
  Insurance Funds......................      1,726          --          --           --             --            --          --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc.....................         --       4,147      18,162           --             --            --          --
Investments in shares of Delaware Group
  Premium Fund.........................         --          --          --      175,850             --            --          --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  (VIP)................................         --          --          --           --      1,037,271     1,507,353     260,843
Investments in shares of Fidelity
  Variable Insurance Products Fund II
  (VIP II).............................         --          --          --           --             --            --          --
Investment in shares of Franklin
  Templeton Insurance Products Trust...         --          --          --           --             --            --          --
Investment in shares of INVESCO
  Variable Investment Funds, Inc.......         --          --          --           --             --            --          --
Investment in shares of Janus Aspen
  Series (Service Shares)..............         --          --          --           --             --            --          --
Investment in shares of T. Rowe Price
  International Series, Inc............         --          --          --           --             --            --          --
                                         ---------   ---------   ---------    ---------     ----------    ----------   ---------
  Total assets.........................      1,726       4,147      18,162      175,850      1,037,271     1,507,353     260,843
LIABILITIES:                                    --          --          --           --             --            --          --
                                         ---------   ---------   ---------    ---------     ----------    ----------   ---------
  Net assets...........................  $   1,726   $   4,147   $  18,162    $ 175,850     $1,037,271    $1,507,353   $ 260,843
                                         =========   =========   =========    =========     ==========    ==========   =========
NET ASSET DISTRIBUTION BY CATEGORY:
  Variable life policies...............  $      --   $   2,293   $  16,449    $ 175,850     $1,037,271    $1,507,353   $ 260,843
  Value of investment by First
    Allmerica Financial Life Insurance
    Company (Sponsor)..................      1,726       1,854       1,713           --             --            --          --
                                         ---------   ---------   ---------    ---------     ----------    ----------   ---------
                                         $   1,726   $   4,147   $  18,162    $ 175,850     $1,037,271    $1,507,353   $ 260,843
                                         =========   =========   =========    =========     ==========    ==========   =========
Units outstanding, December 31, 2001...      2,000       4,472      21,203      127,217        565,530       818,947     291,740
Net asset value per unit, December 31,
  2001.................................  $0.862898   $0.927400   $0.856593    $1.382289     $ 1.834156    $ 1.840599   $0.894095

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                            FT VIP
                                                FIDELITY   FRANKLIN    FT VIP     FT VIP     INVESCO   JANUS ASPEN     T. ROWE
                                     FIDELITY    VIP II    LARGE CAP  FRANKLIN    MUTUAL       VIF       GROWTH         PRICE
                                        VIP       ASSET     GROWTH    SMALL CAP   SHARES     HEALTH      SERVICE    INTERNATIONAL
                                     OVERSEAS    MANAGER    CLASS 2    CLASS 2    CLASS 2   SCIENCES     SHARES         STOCK
                                     ---------  ---------  ---------  ---------  ---------  ---------  -----------  -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $      --  $      --  $     --   $     --   $      --  $      --   $      --     $      --
Investments in shares of AIM
  Variable Insurance Funds.........         --         --        --         --          --         --          --            --
Investments in shares of Alliance
  Variable Products
  Series Fund, Inc.................         --         --        --         --          --         --          --            --
Investments in shares of Delaware
  Group Premium Fund...............         --         --        --         --          --         --          --            --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  (VIP)............................     59,254         --        --         --          --         --          --            --
Investments in shares of Fidelity
  Variable Insurance Products Fund
  II (VIP II)......................         --      4,336        --         --          --         --          --            --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust............................         --         --    10,799     80,322       1,969         --          --            --
Investment in shares of INVESCO
  Variable Investment
  Funds, Inc.......................         --         --        --         --          --     32,617          --            --
Investment in shares of Janus Aspen
  Series (Service Shares)..........         --         --        --         --          --         --      18,793            --
Investment in shares of T. Rowe
  Price International
  Series, Inc......................         --         --        --         --          --         --          --       242,935
                                     ---------  ---------  ---------  ---------  ---------  ---------   ---------     ---------
  Total assets.....................     59,254      4,336    10,799     80,322       1,969     32,617      18,793       242,935
LIABILITIES:                                --         --        --         --          --         --          --            --
                                     ---------  ---------  ---------  ---------  ---------  ---------   ---------     ---------
  Net assets.......................  $  59,254  $   4,336  $ 10,799   $ 80,322   $   1,969  $  32,617   $  18,793     $ 242,935
                                     =========  =========  =========  =========  =========  =========   =========     =========
NET ASSET DISTRIBUTION BY CATEGORY:
  Variable life policies...........  $  59,254  $   4,336  $  9,051   $ 78,462   $      --  $  30,579   $  17,218     $ 242,935
  Value of investment by First
    Allmerica Financial Life
    Insurance Company (Sponsor)....         --         --     1,748      1,860       1,969      2,038       1,575            --
                                     ---------  ---------  ---------  ---------  ---------  ---------   ---------     ---------
                                     $  59,254  $   4,336  $ 10,799   $ 80,322   $   1,969  $  32,617   $  18,793     $ 242,935
                                     =========  =========  =========  =========  =========  =========   =========     =========
Units outstanding, December 31,
  2001.............................     47,983      2,496    12,353     86,387       2,000     32,004      23,872       216,315
Net asset value per unit,
  December 31, 2001................  $1.234889  $1.737246  $0.874218  $0.929790  $0.984634  $1.019172   $0.787235     $1.123058

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                        AIT                             AIT                           AIT
                                    CORE EQUITY                     EQUITY INDEX                 MONEY MARKET
                                 FOR THE YEAR ENDED              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                    DECEMBER 31,                    DECEMBER 31,                 DECEMBER 31,
                           ------------------------------  ------------------------------  -------------------------
                             2001       2000       1999      2001       2000       1999     2001     2000     1999
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
INVESTMENT INCOME:
  Dividends..............  $   4,301  $   3,987  $  3,478  $   7,209  $   6,628  $  5,780  $55,951  $62,277  $35,732
EXPENSES:
  Mortality and expense
    risk fees............      5,461      6,510     4,866      6,487      6,560     5,510   12,351    9,061    6,362
  Administrative expense
    fees.................      1,517      1,836     1,373      1,802      1,850     1,554    3,431    2,556    1,794
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Total expenses.......      6,978      8,346     6,239      8,289      8,410     7,064   15,782   11,617    8,156
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Net investment income
      (loss).............     (2,677)    (4,359)   (2,761)    (1,080)    (1,782)   (1,284)  40,169   50,660   27,576
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...    162,482     72,815    47,919     39,423     72,854       931       --       --       --
  Net realized gain
    (loss) from sales of
    investments..........    (48,790)     3,098     1,090     (2,467)     5,485    11,229       --       --       --
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Net realized gain
      (loss).............    113,692     75,913    49,009     36,956     78,339    12,160       --       --       --
  Net unrealized gain
    (loss)...............   (237,385)  (149,335)   95,154   (133,479)  (156,054)   97,115       --       --       --
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Net realized and
      unrealized gain
      (loss).............   (123,693)   (73,422)  144,163    (96,523)   (77,715)  109,275       --       --       --
                           ---------  ---------  --------  ---------  ---------  --------  -------  -------  -------
    Net increase
      (decrease) in net
      assets from
      operations.........  $(126,370) $ (77,781) $141,402  $ (97,603) $ (79,497) $107,991  $40,169  $50,660  $27,576
                           =========  =========  ========  =========  =========  ========  =======  =======  =======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                     AIT SELECT                    AIT SELECT                 AIT SELECT
                                 AGGRESSIVE GROWTH            CAPITAL APPRECIATION         EMERGING MARKETS
                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                    DECEMBER 31,                  DECEMBER 31,               DECEMBER 31,
                           ------------------------------  --------------------------  ------------------------
                             2001       2000       1999      2001     2000     1999      2001      2000    1999
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
INVESTMENT INCOME:
  Dividends..............  $      --  $      --  $     --  $     --  $    --  $    --  $     --  $    145  $  6
EXPENSES:
  Mortality and expense
    risk fees............      8,786     10,395     5,576     7,114    5,867    2,992       603       749     7
  Administrative expense
    fees.................      2,440      2,932     1,572     1,976    1,627      829       168       208     2
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Total expenses.......     11,226     13,327     7,148     9,090    7,494    3,821       771       957     9
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Net investment income
      (loss).............    (11,226)   (13,327)   (7,148)   (9,090)  (7,494)  (3,821)     (771)     (812)   (3)
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...    240,000    221,442        --    62,332   21,660      471        --     2,277    --
  Net realized gain
    (loss) from sales of
    investments..........   (119,829)     6,581   141,447    20,108   12,130    7,839   (29,032)   (4,049)  242
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Net realized gain
      (loss).............    120,171    228,023   141,447    82,440   33,790    8,310   (29,032)   (1,772)  242
  Net unrealized gain
    (loss)...............   (365,640)  (575,918)   97,392   (83,020)    (584)  80,636    33,846   (44,853)  732
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Net realized and
      unrealized gain
      (loss).............   (245,469)  (347,895)  238,839      (580)  33,206   88,946     4,814   (46,625)  974
                           ---------  ---------  --------  --------  -------  -------  --------  --------  ----
    Net increase
      (decrease) in net
      assets from
      operations.........  $(256,695) $(361,222) $231,691  $ (9,670) $25,712  $85,125  $  4,043  $(47,437) $971
                           =========  =========  ========  ========  =======  =======  ========  ========  ====

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                     AIT SELECT                     AIT SELECT                      AIT SELECT
                                       GROWTH                    GROWTH AND INCOME             INTERNATIONAL EQUITY
                                 FOR THE YEAR ENDED             FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                    DECEMBER 31,                   DECEMBER 31,                    DECEMBER 31,
                           ------------------------------  -----------------------------  ------------------------------
                             2001       2000       1999      2001       2000      1999      2001       2000       1999
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
INVESTMENT INCOME:
  Dividends..............  $      --  $      --  $    462  $   4,406  $   4,705  $ 3,652  $  11,349  $   3,179  $     --
EXPENSES:
  Mortality and expense
    risk fees............     10,146     11,569     7,907      7,009      5,663    2,929      7,481      5,979     4,315
  Administrative expense
    fees.................      2,818      3,262     2,230      1,947      1,598      826      2,078      1,686     1,217
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Total expenses.......     12,964     14,831    10,137      8,956      7,261    3,755      9,559      7,665     5,532
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Net investment income
      (loss).............    (12,964)   (14,831)   (9,675)    (4,550)    (2,556)    (103)     1,790     (4,486)   (5,532)
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     62,031    154,986    29,333         --    106,486   22,406    132,055     21,708        --
  Net realized gain
    (loss) from sales of
    investments..........    (77,447)    14,671   104,346    (31,763)    (1,344)   6,116   (284,515)    11,282   156,072
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Net realized gain
      (loss).............    (15,416)   169,657   133,679    (31,763)   105,142   28,522   (152,460)    32,990   156,072
  Net unrealized gain
    (loss)...............   (313,817)  (428,265)  130,171    (65,478)  (189,901)  27,538     70,004   (101,661)   40,758
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Net realized and
      unrealized gain
      (loss).............   (329,233)  (258,608)  263,850    (97,241)   (84,759)  56,060    (82,456)   (68,671)  196,830
                           ---------  ---------  --------  ---------  ---------  -------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........  $(342,197) $(273,439) $254,175  $(101,791) $ (87,315) $55,957  $ (80,666) $ (73,157) $191,298
                           =========  =========  ========  =========  =========  =======  =========  =========  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                             AIT SELECT                   AIT SELECT                    AIT SELECT
                                     INVESTMENT GRADE INCOME**   INVESTMENT GRADE INCOME***(A)       STRATEGIC GROWTH
                                         FOR THE YEAR ENDED           FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                            DECEMBER 31,                 DECEMBER 31,                  DECEMBER 31,
                                     --------------------------  -----------------------------  --------------------------
                                      2001     2000      1999      2001      2000      1999       2001      2000     1999
                                     -------  -------  --------  --------  --------  ---------  --------  --------  ------
INVESTMENT INCOME:
  Dividends........................  $3,032   $2,836   $ 2,450    $8,120    $5,833    $ 3,225   $     --  $      6  $  250
EXPENSES:
  Mortality and expense risk
    fees...........................     468      382       338     1,228       738        436        861     1,075     218
  Administrative expense fees......     130      108        96       341       205        120        239       298      61
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Total expenses.................     598      490       434     1,569       943        556      1,100     1,373     279
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Net investment income (loss)...   2,434    2,346     2,016     6,551     4,890      2,669     (1,100)   (1,367)    (29)
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............      --       --        32        --        --        368         --     4,077      --
  Net realized gain (loss) from
    sales of investments...........       3      (77)      (99)      603       (44)    (3,256)    (1,829)       (4)      2
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Net realized gain (loss).......       3      (77)      (67)      603       (44)    (2,888)    (1,829)    4,073       2
  Net unrealized gain (loss).......     868    1,516    (2,718)    1,291     2,922     (1,379)   (31,271)  (65,305)  9,597
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Net realized and unrealized
      gain (loss)..................     871    1,439    (2,785)    1,894     2,878     (4,267)   (33,100)  (61,232)  9,599
                                     ------   ------   -------    ------    ------    -------   --------  --------  ------
    Net increase (decrease) in net
      assets from operations.......  $3,305   $3,785   $  (769)   $8,445    $7,768    $(1,598)  $(34,200) $(62,599) $9,570
                                     ======   ======   =======    ======    ======    =======   ========  ========  ======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(A)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                             AIT SELECT                                         ALLIANCE
                              AIT SELECT                 VALUE OPPORTUNITY                   AIM V.I.       GROWTH AND INCOME
                           STRATEGIC INCOME              FOR THE YEAR ENDED              AGGRESSIVE GROWTH       CLASS B
                               FOR THE                      DECEMBER 31,                      FOR THE            FOR THE
                            PERIOD 5/1/01*   ------------------------------------------   PERIOD 5/1/01*     PERIOD 5/1/01*
                             TO 12/31/01         2001          2000           1999          TO 12/31/01        TO 12/31/01
                           ----------------  ------------  -------------  -------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............        $ 95          $ 4,361       $  1,754       $      2           $  --              $  11
EXPENSES:
  Mortality and expense
    risk fees............          18            6,287          4,504          3,498              11                 19
  Administrative expense
    fees.................           5            1,746          1,271            986               3                  6
                                 ----          -------       --------       --------           -----              -----
    Total expenses.......          23            8,033          5,775          4,484              14                 25
                                 ----          -------       --------       --------           -----              -----
    Net investment income
      (loss).............          72           (3,672)        (4,021)        (4,482)            (14)               (14)
                                 ----          -------       --------       --------           -----              -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         107           73,654          4,584         22,469              --                 81
  Net realized gain
    (loss) from sales of
    investments..........           2            5,899          1,567         (5,213)             (2)              (249)
                                 ----          -------       --------       --------           -----              -----
    Net realized gain
      (loss).............         109           79,553          6,151         17,256              (2)              (168)
  Net unrealized gain
    (loss)...............         (77)           3,961        129,731        (32,247)           (258)               (89)
                                 ----          -------       --------       --------           -----              -----
    Net realized and
      unrealized gain
      (loss).............          32           83,514        135,882        (14,991)           (260)              (257)
                                 ----          -------       --------       --------           -----              -----
    Net increase
      (decrease) in net
      assets from
      operations.........        $104          $79,842       $131,861       $(19,473)          $(274)             $(271)
                                 ====          =======       ========       ========           =====              =====

                              ALLIANCE
                           PREMIER GROWTH
                              CLASS B
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............     $    --
EXPENSES:
  Mortality and expense
    risk fees............          44
  Administrative expense
    fees.................          12
                              -------
    Total expenses.......          56
                              -------
    Net investment income
      (loss).............         (56)
                              -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         400
  Net realized gain
    (loss) from sales of
    investments..........         (17)
                              -------
    Net realized gain
      (loss).............         383
  Net unrealized gain
    (loss)...............      (1,524)
                              -------
    Net realized and
      unrealized gain
      (loss).............      (1,141)
                              -------
    Net increase
      (decrease) in net
      assets from
      operations.........     $(1,197)
                              =======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                              DGPF INTERNATIONAL             FIDELITY VIP                   FIDELITY VIP
                                    EQUITY                   EQUITY-INCOME                     GROWTH
                              FOR THE YEAR ENDED          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                 DECEMBER 31,                DECEMBER 31,                   DECEMBER 31,
                           -------------------------  ---------------------------  ------------------------------
                            2001     2000     1999      2001      2000     1999      2001       2000       1999
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
INVESTMENT INCOME:
  Dividends..............  $ 4,687  $ 3,863  $ 3,577  $  17,007  $15,820  $10,713  $   1,188  $   1,654  $  1,316
EXPENSES:
  Mortality and expense
    risk fees............    2,017    1,687    1,534      9,352    8,336    7,359     13,843     15,706     8,648
  Administrative expense
    fees.................      560      476      432      2,598    2,351    2,075      3,846      4,430     2,439
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Total expenses.......    2,577    2,163    1,966     11,950   10,687    9,434     17,689     20,136    11,087
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Net investment income
      (loss).............    2,110    1,700    1,611      5,057    5,133    1,279    (16,501)   (18,482)   (9,771)
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...   14,051    3,167      261     47,783   59,599   23,681    111,638    164,600    82,759
  Net realized gain
    (loss) from sales of
    investments..........   51,253   16,899   23,884    (23,509)  (1,380)   8,419    (76,270)    31,088    13,335
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Net realized gain
      (loss).............   65,304   20,066   24,145     24,274   58,219   32,100     35,368    195,688    96,094
  Net unrealized gain
    (loss)...............   (7,657)  (1,419)   4,184   (100,778)     361    3,380   (359,815)  (428,383)  244,343
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Net realized and
      unrealized gain
      (loss).............   57,647   18,647   28,329    (76,504)  58,580   35,480   (324,447)  (232,695)  340,437
                           -------  -------  -------  ---------  -------  -------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........  $59,757  $20,347  $29,940  $ (71,447) $63,713  $36,759  $(340,948) $(251,177) $330,666
                           =======  =======  =======  =========  =======  =======  =========  =========  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                   FIDELITY VIP                 FIDELITY VIP              FIDELITY VIP II
                                   HIGH INCOME                    OVERSEAS                 ASSET MANAGER
                                FOR THE YEAR ENDED           FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   DECEMBER 31,                 DECEMBER 31,                DECEMBER 31,
                           ----------------------------  ---------------------------  ------------------------
                             2001       2000     1999      2001      2000     1999     2001     2000     1999
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
INVESTMENT INCOME:
  Dividends..............  $ 155,129  $ 18,024  $21,882  $  3,206  $ 10,620  $   357  $ 1,717  $ 1,267  $1,589
EXPENSES:
  Mortality and expense
    risk fees............      3,085     2,615    2,766       953     1,103      788      241      374     445
  Administrative expense
    fees.................        857       738      780       264       306      218       67      105     126
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Total expenses.......      3,942     3,353    3,546     1,217     1,409    1,006      308      479     571
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Net investment income
      (loss).............    151,187    14,671   18,336     1,989     9,211     (649)   1,409      788   1,018
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --        --      818     5,068    66,877      575      644    2,984   2,013
  Net realized gain
    (loss) from sales of
    investments..........   (183,118)  (68,145)  10,465   (18,829)  (13,562)  64,810   (4,916)       3   1,251
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Net realized gain
      (loss).............   (183,118)  (68,145)  11,283   (13,761)   53,315   65,385   (4,272)   2,987   3,264
  Net unrealized gain
    (loss)...............     18,806   (22,193)   3,242    17,890   (23,648)   5,864      798   (5,963)   (305)
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Net realized and
      unrealized gain
      (loss).............   (164,312)  (90,338)  14,525     4,129    29,667   71,249   (3,474)  (2,976)  2,959
                           ---------  --------  -------  --------  --------  -------  -------  -------  ------
    Net increase
      (decrease) in net
      assets from
      operations.........  $ (13,125) $(75,667) $32,861  $  6,118  $ 38,878  $70,600  $(2,065) $(2,188) $3,977
                           =========  ========  =======  ========  ========  =======  =======  =======  ======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                         FT VIP           FT VIP
                        FRANKLIN         FRANKLIN         FT VIP                        JANUS ASPEN           T. ROWE PRICE
                        LARGE CAP       SMALL CAP     MUTUAL SHARES     INVESCO VIF        GROWTH          INTERNATIONAL STOCK
                     GROWTH CLASS 2      CLASS 2         CLASS 2      HEALTH SCIENCES  SERVICE SHARES       FOR THE YEAR ENDED
                         FOR THE         FOR THE         FOR THE          FOR THE         FOR THE              DECEMBER 31,
                     PERIOD 5/1/01*   PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*   PERIOD 5/1/01*  ----------------------------
                       TO 12/31/01     TO 12/31/01     TO 12/31/01      TO 12/31/01     TO 12/31/01      2001      2000      1999
                     ---------------  --------------  --------------  ---------------  --------------  --------  --------  --------
INVESTMENT INCOME:
  Dividends........       $   6           $  28           $  36            $ 109            $ --       $  4,992  $  1,851  $  1,032
EXPENSES:
  Mortality and
    expense risk
    fees...........          16             144              12              116              22          2,360     4,778     2,360
  Administrative
    expense fees...           5              40               3               32               6            655     1,347       665
                          -----           -----           -----            -----            ----       --------  --------  --------
    Total
      expenses.....          21             184              15              148              28          3,015     6,125     3,025
                          -----           -----           -----            -----            ----       --------  --------  --------
    Net investment
      income
      (loss).......         (15)           (156)             21              (39)            (28)         1,977    (4,274)   (1,993)
                          -----           -----           -----            -----            ----       --------  --------  --------
REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions
    from portfolio
    sponsors.......         415              --             122               --               3             --     8,887     3,242
  Net realized gain
    (loss) from
    sales of
    investments....          (8)            (16)             (1)             (25)             (2)        17,614   231,607   138,003
                          -----           -----           -----            -----            ----       --------  --------  --------
    Net realized
      gain
      (loss).......         407             (16)            121              (25)              1         17,614   240,494   141,245
  Net unrealized
    gain (loss)....        (740)            940            (173)             (80)            (48)       (70,552)   (3,811)   (2,134)
                          -----           -----           -----            -----            ----       --------  --------  --------
    Net realized
      and
      unrealized
      gain
      (loss).......        (333)            924             (52)            (105)            (47)       (52,938)  236,683   139,111
                          -----           -----           -----            -----            ----       --------  --------  --------
    Net increase
      (decrease) in
      net assets
      from
      operations...       $(348)          $ 768           $ (31)           $(144)           $(75)      $(50,961) $232,409  $137,118
                          =====           =====           =====            =====            ====       ========  ========  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        AIT                             AIT                               AIT
                                    CORE EQUITY                     EQUITY INDEX                     MONEY MARKET
                                     YEAR ENDED                      YEAR ENDED                       YEAR ENDED
                                    DECEMBER 31,                    DECEMBER 31,                     DECEMBER 31,
                           ------------------------------  ------------------------------  ---------------------------------
                             2001       2000       1999      2001       2000       1999       2001        2000       1999
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  (2,677) $  (4,359) $ (2,761) $  (1,080) $  (1,782) $ (1,284) $   40,169  $   50,660  $  27,576
    Net realized gain
      (loss).............    113,692     75,913    49,009     36,956     78,339    12,160          --          --         --
    Net unrealized gain
      (loss).............   (237,385)  (149,335)   95,154   (133,479)  (156,054)   97,115          --          --         --
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
    Net increase
      (decrease) in net
      assets from
      operations.........   (126,370)   (77,781)  141,402    (97,603)   (79,497)  107,991      40,169      50,660     27,576
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     46,756     54,470    45,890    118,596     77,253    96,260     356,787     910,624    579,645
    Terminations.........     (1,510)      (246)       --         --         --   (10,329)    (30,025)    (69,710)        --
    Insurance and other
      charges............    (11,458)    (8,474)   (5,414)   (29,280)   (24,703)  (22,231)    (25,862)    (16,462)   (17,721)
    Transfers between
      sub-accounts
      (including fixed
      account), net......    (90,219)    45,010    79,873     20,164     80,982     5,537     343,408      90,971   (749,317)
    Other transfers from
      (to) the General
      Account............         (9)    (6,445)      (27)   (10,106)    (3,101)      (20)     21,354     (11,858)       145
    Net increase
      (decrease) in
      investment by
      Sponsor............         --         --        --         --         --        --          --          --         --
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    (56,440)    84,315   120,322     99,374    130,431    69,217     665,662     903,565   (187,248)
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
    Net increase
      (decrease) in net
      assets.............   (182,810)     6,534   261,724      1,771     50,934   177,208     705,831     954,225   (159,672)
  NET ASSETS:
    Beginning of year....    713,980    707,446   445,722    747,680    696,746   519,538   1,483,355     529,130    688,802
                           ---------  ---------  --------  ---------  ---------  --------  ----------  ----------  ---------
    End of year..........  $ 531,170  $ 713,980  $707,446  $ 749,451  $ 747,680  $696,746  $2,189,186  $1,483,355  $ 529,130
                           =========  =========  ========  =========  =========  ========  ==========  ==========  =========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                      AIT SELECT                      AIT SELECT                   AIT SELECT
                                  AGGRESSIVE GROWTH              CAPITAL APPRECIATION           EMERGING MARKETS
                                      YEAR ENDED                      YEAR ENDED                   YEAR ENDED
                                     DECEMBER 31,                    DECEMBER 31,                 DECEMBER 31,
                           --------------------------------  ----------------------------  --------------------------
                              2001        2000       1999      2001      2000      1999      2001      2000     1999
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  (11,226) $  (13,327) $ (7,148) $ (9,090) $ (7,494) $ (3,821) $   (771) $   (812) $   (3)
    Net realized gain
      (loss).............     120,171     228,023   141,447    82,440    33,790     8,310   (29,032)   (1,772)    242
    Net unrealized gain
      (loss).............    (365,640)   (575,918)   97,392   (83,020)     (584)   80,636    33,846   (44,853)    732
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
    Net increase
      (decrease) in net
      assets from
      operations.........    (256,695)   (361,222)  231,691    (9,670)   25,712    85,125     4,043   (47,437)    971
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     215,824     223,759   108,617   134,969   214,259   142,149    10,142    45,836     449
    Terminations.........      (6,001)     (1,434)   (7,928)   (5,136)   (1,126)   (7,560)     (884)       --      --
    Insurance and other
      charges............     (13,364)    (10,178)   (3,783)  (10,719)   (6,976)   (2,229)     (295)     (144)     (2)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     (35,693)    283,369    73,759   (15,460)  109,701   (20,742)  (45,135)   84,918   2,774
    Other transfers from
      (to) the General
      Account............      (3,793)     (6,099)      498      (125)   (5,679)       35       (58)      583     (28)
    Net increase
      (decrease) in
      investment by
      Sponsor............          --          --        --        --        --        --        --       (21)     --
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     156,973     489,417   171,163   103,529   310,179   111,653   (36,230)  131,172   3,193
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
    Net increase
      (decrease) in net
      assets.............     (99,722)    128,195   402,854    93,859   335,891   196,778   (32,187)   83,735   4,164
  NET ASSETS:
    Beginning of year....   1,061,544     933,349   530,495   780,820   444,929   248,151    87,915     4,180      16
                           ----------  ----------  --------  --------  --------  --------  --------  --------  ------
    End of year..........  $  961,822  $1,061,544  $933,349  $874,679  $780,820  $444,929  $ 55,728  $ 87,915  $4,180
                           ==========  ==========  ========  ========  ========  ========  ========  ========  ======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       AIT SELECT                        AIT SELECT                      AIT SELECT
                                         GROWTH                      GROWTH AND INCOME              INTERNATIONAL EQUITY
                                       YEAR ENDED                        YEAR ENDED                      YEAR ENDED
                                      DECEMBER 31,                      DECEMBER 31,                    DECEMBER 31,
                           ----------------------------------  ------------------------------  ------------------------------
                              2001        2000        1999       2001       2000       1999      2001       2000       1999
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  (12,964) $  (14,831) $   (9,675) $  (4,550) $  (2,556) $   (103) $   1,790  $  (4,486) $ (5,532)
    Net realized gain
      (loss).............     (15,416)    169,657     133,679    (31,763)   105,142    28,522   (152,460)    32,990   156,072
    Net unrealized gain
      (loss).............    (313,817)   (428,265)    130,171    (65,478)  (189,901)   27,538     70,004   (101,661)   40,758
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........    (342,197)   (273,439)    254,175   (101,791)   (87,315)   55,957    (80,666)   (73,157)  191,298
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     226,833     308,705     254,938    253,340    295,701   182,895    135,452    185,068   104,903
    Terminations.........      (5,882)     (2,725)         --     (2,348)        --        --     (3,428)    (1,176)   (3,774)
    Insurance and other
      charges............     (21,611)    (16,150)     (7,389)   (18,321)   (13,012)   (4,731)   (13,065)    (9,733)   (3,582)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     (64,240)    106,296     (40,047)   (76,739)    71,075    26,179    (84,206)   156,800   (72,333)
    Other transfers from
      (to) the General
      Account............         539       1,680         486       (216)      (672)     (300)   (10,935)   (10,596)    8,590
    Net increase
      (decrease) in
      investment by
      Sponsor............          --          --          --         --         --        --         --         --        --
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     135,639     397,806     207,988    155,716    353,092   204,043     23,818    320,363    33,804
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
    Net increase
      (decrease) in net
      assets.............    (206,558)    124,367     462,163     53,925    265,777   260,000    (56,848)   247,206   225,102
  NET ASSETS:
    Beginning of year....   1,265,814   1,141,447     679,284    743,476    477,699   217,699    763,188    515,982   290,880
                           ----------  ----------  ----------  ---------  ---------  --------  ---------  ---------  --------
    End of year..........  $1,059,256  $1,265,814  $1,141,447  $ 797,401  $ 743,476  $477,699  $ 706,340  $ 763,188  $515,982
                           ==========  ==========  ==========  =========  =========  ========  =========  =========  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                  AIT SELECT                    AIT SELECT                    AIT SELECT
                           INVESTMENT GRADE INCOME**  INVESTMENT GRADE INCOME***(A)        STRATEGIC GROWTH
                                  YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                           -------------------------  ------------------------------  ---------------------------
                            2001     2000     1999      2001       2000       1999      2001      2000     1999
                           -------  -------  -------  ---------  ---------  --------  --------  --------  -------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $ 2,434  $ 2,346  $ 2,016  $  6,551   $  4,890   $ 2,669   $ (1,100) $ (1,367) $   (29)
    Net realized gain
      (loss).............        3      (77)     (67)      603        (44)   (2,888)    (1,829)    4,073        2
    Net unrealized gain
      (loss).............      868    1,516   (2,718)    1,291      2,922    (1,379)   (31,271)  (65,305)   9,597
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
    Net increase
      (decrease) in net
      assets from
      operations.........    3,305    3,785     (769)    8,445      7,768    (1,598)   (34,200)  (62,599)   9,570
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    5,126    5,126    5,178    33,484     44,741    40,078     34,141    77,000   77,690
    Terminations.........       --       --       --        --         --        --         --        --       --
    Insurance and other
      charges............     (242)    (149)    (244)   (6,098)    (2,909)     (507)      (209)     (103)     (30)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     (496)    (452)   3,472    11,805       (995)   12,738     10,320       687    2,400
    Other transfers from
      (to) the General
      Account............      (28)      --        7        10          2       (28)      (180)       --     (145)
    Net increase
      (decrease) in
      investment by
      Sponsor............       --       --       --        --         --        --         --       (21)      --
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    4,360    4,525    8,413    39,201     40,839    52,281     44,072    77,563   79,915
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
    Net increase
      (decrease) in net
      assets.............    7,665    8,310    7,644    47,646     48,607    50,683      9,872    14,964   89,485
  NET ASSETS:
    Beginning of year....   47,079   38,769   31,125   111,402     62,795    12,112    104,468    89,504       19
                           -------  -------  -------  --------   --------   -------   --------  --------  -------
    End of year..........  $54,744  $47,079  $38,769  $159,048   $111,402   $62,795   $114,340  $104,468  $89,504
                           =======  =======  =======  ========   ========   =======   ========  ========  =======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(A)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      AIT SELECT                                  ALLIANCE          ALLIANCE
                              AIT SELECT          VALUE OPPORTUNITY            AIM V.I.       GROWTH AND INCOME  PREMIER GROWTH
                           STRATEGIC INCOME           YEAR ENDED           AGGRESSIVE GROWTH       CLASS B          CLASS B
                             PERIOD FROM             DECEMBER 31,             PERIOD FROM        PERIOD FROM      PERIOD FROM
                              5/1/01* TO     ----------------------------     5/1/01* TO         5/1/01* TO        5/1/01* TO
                               12/31/01        2001      2000      1999        12/31/01           12/31/01          12/31/01
                           ----------------  --------  --------  --------  -----------------  -----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............       $   72       $ (3,672) $ (4,021) $ (4,482)      $  (14)            $  (14)          $   (56)
    Net realized gain
      (loss).............          109         79,553     6,151    17,256           (2)              (168)              383
    Net unrealized gain
      (loss).............          (77)         3,961   129,731   (32,247)        (258)               (89)           (1,524)
                                ------       --------  --------  --------       ------             ------           -------
    Net increase
      (decrease) in net
      assets from
      operations.........          104         79,842   131,861   (19,473)        (274)              (271)           (1,197)
                                ------       --------  --------  --------       ------             ------           -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........        3,246         81,784    84,093    68,396           --                 --                --
    Terminations.........           --             --        --    (3,875)          --                 --                --
    Insurance and other
      charges............           (7)       (12,954)   (5,533)   (3,905)          --                (11)              (56)
    Transfers between
      sub-accounts
      (including fixed
      account), net......        1,226         82,532      (715)   19,133           --              2,429            17,415
    Other transfers from
      (to) the General
      Account............            2         (5,897)  (10,752)      (68)          --                 --                --
    Net increase
      (decrease) in
      investment by
      Sponsor............        2,000             --        --        --        2,000              2,000             2,000
                                ------       --------  --------  --------       ------             ------           -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......        6,467        145,465    67,093    79,681        2,000              4,418            19,359
                                ------       --------  --------  --------       ------             ------           -------
    Net increase
      (decrease) in net
      assets.............        6,571        225,307   198,954    60,208        1,726              4,147            18,162
  NET ASSETS:
    Beginning of year....           --        609,786   410,832   350,624           --                 --                --
                                ------       --------  --------  --------       ------             ------           -------
    End of year..........       $6,571       $835,093  $609,786  $410,832       $1,726             $4,147           $18,162
                                ======       ========  ========  ========       ======             ======           =======

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                DGPF INTERNATIONAL                 FIDELITY VIP                       FIDELITY VIP
                                      EQUITY                      EQUITY-INCOME                          GROWTH
                                    YEAR ENDED                      YEAR ENDED                         YEAR ENDED
                                   DECEMBER 31,                    DECEMBER 31,                       DECEMBER 31,
                           ----------------------------  --------------------------------  ----------------------------------
                             2001      2000      1999       2001        2000       1999       2001        2000        1999
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  2,110  $  1,700  $  1,611  $    5,057  $    5,133  $  1,279  $  (16,501) $  (18,482) $   (9,771)
    Net realized gain
      (loss).............    65,304    20,066    24,145      24,274      58,219    32,100      35,368     195,688      96,094
    Net unrealized gain
      (loss).............    (7,657)   (1,419)    4,184    (100,778)        361     3,380    (359,815)   (428,383)    244,343
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets from
      operations.........    59,757    20,347    29,940     (71,447)     63,713    36,759    (340,948)   (251,177)    330,666
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     9,631    30,105    15,904     213,257     214,664   194,975     323,472     349,571     233,999
    Terminations.........        --      (161)       --      (2,968)     (2,420)       --      (6,637)     (1,075)    (10,430)
    Insurance and other
      charges............    (2,226)   (1,636)   (1,174)    (18,783)    (13,023)   (6,536)    (28,573)    (20,859)    (10,091)
    Transfers between
      sub-accounts
      (including fixed
      account), net......   (88,622)   (3,446)  (37,928)    (88,924)   (187,393)   32,043    (156,558)    157,145     260,774
    Other transfers from
      (to) the General
      Account............        (4)   (8,424)      535       1,271        (125)       71     (11,174)    (14,865)    (15,395)
    Net increase
      (decrease) in
      investment by
      Sponsor............        --        --        --          --          --        --          --          --          --
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   (81,221)   16,438   (22,663)    103,853      11,703   220,553     120,530     469,917     458,857
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets.............   (21,464)   36,785     7,277      32,406      75,416   257,312    (220,418)    218,740     789,523
  NET ASSETS:
    Beginning of year....   197,314   160,529   153,252   1,004,865     929,449   672,137   1,727,771   1,509,031     719,508
                           --------  --------  --------  ----------  ----------  --------  ----------  ----------  ----------
    End of year..........  $175,850  $197,314  $160,529  $1,037,271  $1,004,865  $929,449  $1,507,353  $1,727,771  $1,509,031
                           ========  ========  ========  ==========  ==========  ========  ==========  ==========  ==========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                   FIDELITY VIP                   FIDELITY VIP                 FIDELITY VIP II
                                    HIGH INCOME                     OVERSEAS                    ASSET MANAGER
                                    YEAR ENDED                     YEAR ENDED                    YEAR ENDED
                                   DECEMBER 31,                   DECEMBER 31,                  DECEMBER 31,
                           -----------------------------  -----------------------------  ---------------------------
                             2001       2000      1999      2001      2000       1999      2001     2000      1999
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $ 151,187  $ 14,671  $ 18,336  $  1,989  $   9,211  $   (649) $  1,409  $   788  $  1,018
    Net realized gain
      (loss).............   (183,118)  (68,145)   11,283   (13,761)    53,315    65,385    (4,272)   2,987     3,264
    Net unrealized gain
      (loss).............     18,806   (22,193)    3,242    17,890    (23,648)    5,864       798   (5,963)     (305)
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........    (13,125)  (75,667)   32,861     6,118     38,878    70,600    (2,065)  (2,188)    3,977
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     39,488    58,500    76,856    13,696     21,383     8,753     3,584    6,145     7,105
    Terminations.........     (1,749)     (335)       --        --         --        --        --       --        --
    Insurance and other
      charges............     (5,201)   (3,416)   (2,908)     (739)      (693)     (431)     (460)    (604)     (555)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     (9,349)    4,374   (22,878)  (34,864)  (717,007)  637,408   (39,251)      --   (18,560)
    Other transfers from
      (to) the General
      Account............     (2,722)   (2,408)   (6,662)       --         --    (6,379)       --       --        --
    Net increase
      (decrease) in
      investment by
      Sponsor............         --        --        --        --         --        --        --       --        --
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     20,467    56,715    44,408   (21,907)  (696,317)  639,351   (36,127)   5,541   (12,010)
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
    Net increase
      (decrease) in net
      assets.............      7,342   (18,952)   77,269   (15,789)  (657,439)  709,951   (38,192)   3,353    (8,033)
  NET ASSETS:
    Beginning of year....    253,501   272,453   195,184    75,043    732,482    22,531    42,528   39,175    47,208
                           ---------  --------  --------  --------  ---------  --------  --------  -------  --------
    End of year..........  $ 260,843  $253,501  $272,453  $ 59,254  $  75,043  $732,482  $  4,336  $42,528  $ 39,175
                           =========  ========  ========  ========  =========  ========  ========  =======  ========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                           FT VIP         FT VIP
                          FRANKLIN       FRANKLIN       FT VIP                        JANUS ASPEN            T. ROWE PRICE
                          LARGE CAP      SMALL CAP   MUTUAL SHARES    INVESCO VIF        GROWTH           INTERNATIONAL STOCK
                       GROWTH CLASS 2     CLASS 2       CLASS 2     HEALTH SCIENCES  SERVICE SHARES            YEAR ENDED
                         PERIOD FROM    PERIOD FROM   PERIOD FROM     PERIOD FROM     PERIOD FROM             DECEMBER 31,
                         5/1/01* TO     5/1/01* TO    5/1/01* TO      5/1/01* TO       5/1/01* TO    ------------------------------
                          12/31/01       12/31/01      12/31/01        12/31/01         12/31/01       2001      2000       1999
                       ---------------  -----------  -------------  ---------------  --------------  --------  ---------  ---------
INCREASE (DECREASE)
  IN NET ASSETS:
  FROM OPERATIONS:
    Net investment
      income
      (loss).........      $   (15)       $  (156)      $   21          $   (39)        $   (28)     $  1,977  $  (4,274) $  (1,993)
    Net realized gain
      (loss).........          407            (16)         121              (25)              1        17,614    240,494    141,245
    Net unrealized
      gain (loss)....         (740)           940         (173)             (80)            (48)      (70,552)    (3,811)    (2,134)
                           -------        -------       ------          -------         -------      --------  ---------  ---------
    Net increase
      (decrease) in
      net assets from
      operations.....         (348)           768          (31)            (144)            (75)      (50,961)   232,409    137,118
                           -------        -------       ------          -------         -------      --------  ---------  ---------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.....           --          1,440           --            1,440             281        47,742     67,696     48,692
    Terminations.....           --             --           --               --              --        (2,863)    (1,183)        --
    Insurance and
      other
      charges........          (44)           (98)          --              (85)            (41)       (4,306)    (3,645)    (1,269)
    Transfers between
      sub-accounts
      (including
      fixed account),
      net............        9,191         76,217           --           29,414          16,628       (19,974)  (254,067)  (115,089)
    Other transfers
      from (to) the
      General
      Account........           --             (5)          --               (8)             --       (10,108)   (10,720)        27
    Net increase
      (decrease) in
      investment by
      Sponsor........        2,000          2,000        2,000            2,000           2,000            --         --         --
                           -------        -------       ------          -------         -------      --------  ---------  ---------
    Net increase
      (decrease) in
      net assets from
      policy
      transactions...       11,147         79,554        2,000           32,761          18,868        10,491   (201,919)   (67,639)
                           -------        -------       ------          -------         -------      --------  ---------  ---------
    Net increase
      (decrease) in
      net assets.....       10,799         80,322        1,969           32,617          18,793       (40,470)    30,490     69,479
  NET ASSETS:
    Beginning of
      year...........           --             --           --               --              --       283,405    252,915    183,436
                           -------        -------       ------          -------         -------      --------  ---------  ---------
    End of year......      $10,799        $80,322       $1,969          $32,617         $18,793      $242,935  $ 283,405  $ 252,915
                           =======        =======       ======          =======         =======      ========  =========  =========

*    Date of initial investment.
**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Inheiritage Account ("the Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on May 1, 1995 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain flexible premium variable life insurance policies ("the Policies") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers thirty Sub-Accounts of which twenty-nine had investment activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                          INVESTMENT MANAGER
----------                                          ------------------
Allmerica Investment Trust ("AIT")                  Allmerica Financial Investment Management
                                                    Services, Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")           A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.        Alliance Capital Management, L.P.
(Class B) ("Alliance B")
Delaware Group Premium Fund ("DGPF")                Delaware International Advisors Ltd.
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Franklin Templeton Variable Insurance Products      Franklin Mutual Advisors, LLC
Trust (Class 2) ("FT VIP")
INVESCO Variable Investment Funds, Inc.             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares)                 Janus Capital
("Janus Aspen")
T Rowe Price International Series, Inc.             T Rowe Price International
("T Rowe Price")

    The Fund Groups listed above are open-end, diversified, management investment companies registered under the 1940 Act. AFIMS is an indirect wholly owned subsidiary of FAFLIC.

    There are two Sub-Accounts with the name Select Investment Grade Income Fund in the Inheiritage separate account, one offered in the Variable Inheiritage product and one offered in the Select Inheiritage product.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

    FEDERAL INCOME TAXES -- The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

    Under the provisions of Section 817(h) of IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                      PORTFOLIO INFORMATION
                                                                ---------------------------------
                                                                                        NET ASSET
                                                                NUMBER OF   AGGREGATE     VALUE
  INVESTMENT PORTFOLIO                                            SHARES       COST     PER SHARE
  --------------------                                          ----------  ----------  ---------
  AIT Core Equity.............................................    325,273   $  793,559   $ 1.633
  AIT Equity Index............................................    276,041      850,240     2.715
  AIT Money Market............................................  2,189,186    2,189,186     1.000
  AIT Select Aggressive Growth................................    768,842    1,761,034     1.251
  AIT Select Capital Appreciation.............................    450,866      874,165     1.940
  AIT Select Emerging Markets.................................     77,724       66,008     0.717
  AIT Select Growth and Income................................    636,394      994,335     1.253

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS (CONTINUED)

                                                                      PORTFOLIO INFORMATION
                                                                ---------------------------------
                                                                                        NET ASSET
                                                                NUMBER OF   AGGREGATE     VALUE
  INVESTMENT PORTFOLIO                                            SHARES       COST     PER SHARE
  --------------------                                          ----------  ----------  ---------
  AIT Select Growth...........................................    672,116   $1,583,313   $ 1.576
  AIT Select International Equity.............................    634,628      697,457     1.113
  AIT Select Investment Grade Income**........................     49,497       54,837     1.106
  AIT Select Investment Grade Income***.......................    143,805      156,288     1.106
  AIT Select Strategic Growth.................................    236,729      201,320     0.483
  AIT Select Strategic Income.................................      6,306        6,648     1.042
  AIT Select Value Opportunity................................    422,832      738,634     1.975
  AIM V.I. Aggressive Growth..................................        160        1,984    10.810
  Alliance Growth and Income Class B..........................        188        4,236    22.030
  Alliance Premier Growth Class B.............................        726       19,686    25.000
  DGPF International Equity...................................     12,651      172,940    13.900
  Fidelity VIP Equity-Income..................................     45,594    1,053,069    22.750
  Fidelity VIP Growth.........................................     44,848    1,920,561    33.610
  Fidelity VIP High Income....................................     40,693      260,430     6.410
  Fidelity VIP Overseas.......................................      4,269       57,516    13.880
  Fidelity VIP II Asset Manager...............................        299        4,878    14.510
  FT VIP Franklin Large Cap Growth Class 2....................        748       11,539    14.430
  FT VIP Franklin Small Cap Class 2...........................      4,500       79,382    17.850
  FT VIP Mutual Shares Class 2................................        140        2,142    14.030
  INVESCO VIF Health Sciences.................................      1,792       32,697    18.200
  Janus Aspen Growth Service Shares...........................        951       18,841    19.760
  T. Rowe Price International Stock...........................     21,180      308,949    11.470

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

    FAFLIC deducts a daily charge against the net asset value in each Sub-Account, at an annual rate of 0.90%, for mortality and expense risks assumed by FAFLIC in relation to the variable portion of the Policies. This charge may be increased or decreased, subject to compliance with applicable state and federal requirements; but, it may not exceed 0.90% on an annual basis. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC.

    During the first fifteen Policy years, FAFLIC makes an administrative charge against the daily net asset value in each Sub-Account, at an annual rate of 0.25%, to help defray administrative expenses actually incurred in administering the Separate Account and the Sub-accounts.

    On the date of issue and for each Monthly Payment Date thereafter, until the Final Premium Payment Date, FAFLIC makes deductions from Policy Value as compensation for providing insurance benefits (which vary by policy) and any additional benefits added by optional riders. FAFLIC also deducts an administrative charge of $6 per month, until the Final Premium Payment Date, as reimbursement for expenses incurred in administration of the Policy. The policyowner may instruct FAFLIC to deduct this monthly charge from one

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

specific Sub-Account. In the absence of specific instructions FAFLIC will make a pro-rata allocation among the Sub-Accounts in the Policy.

    During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

    Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of FAFLIC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

  INVESTMENT PORTFOLIO                                           PURCHASES      SALES
  --------------------                                          -----------  -----------
  AIT Core Equity.............................................  $   232,354  $   128,989
  AIT Equity Index............................................      180,248       42,531
  AIT Money Market............................................   48,723,105   48,017,274
  AIT Select Aggressive Growth................................      516,542      130,795
  AIT Select Capital Appreciation.............................      487,028      330,257
  AIT Select Emerging Markets.................................    2,207,110    2,244,111
  AIT Select Growth and Income................................      267,527      116,361
  AIT Select Growth...........................................      347,324      162,618
  AIT Select International Equity.............................   21,740,002   21,582,339
  AIT Select Investment Grade Income**........................        8,103        1,309
  AIT Select Investment Grade Income***.......................       66,224       20,472
  AIT Select Strategic Growth.................................       45,489        2,517
  AIT Select Strategic Income.................................        6,741           95
  AIT Select Value Opportunity................................      267,807       52,360
  AIM V.I. Aggressive Growth..................................        2,000           14
  Alliance Growth and Income Class B..........................        7,780        3,295
  Alliance Premier Growth Class B.............................       19,815          112
  DGPF International Equity...................................    8,888,137    8,953,197
  Fidelity VIP Equity-Income..................................      541,299      384,606
  Fidelity VIP Growth.........................................      434,430      218,763
  Fidelity VIP High Income....................................    9,363,728    9,192,074
  Fidelity VIP Overseas.......................................    9,349,779    9,364,629
  Fidelity VIP II Asset Manager...............................        5,525       39,599
  FT VIP Franklin Large Cap Growth Class 2....................       11,612           65
  FT VIP Franklin Small Cap Class 2...........................       79,679          281

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

  INVESTMENT PORTFOLIO                                           PURCHASES      SALES
  --------------------                                          -----------  -----------
  FT VIP Mutual Shares Class 2................................  $     2,158  $        15
  INVESCO VIF Health Sciences.................................       36,254        3,532
  Janus Aspen Growth Service Shares...........................       19,031          188
  T. Rowe Price International Stock...........................    4,411,845    4,399,377

**   Available only in Variable Inheiritage product. See Note 1.
***  Available only in Select Inheiritage product. See Note 1.

NOTE 6 -- FINANCIAL HIGHLIGHTS

    A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  ------------------------------------
                                                              INVESTMENT*
                                          UNIT                  INCOME     EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS     RATIO     RATIO**    RETURN***
                             ---------  --------  ----------  -----------  -------  --------------
  AIT Core Equity
  2001                         311,686  1.704185  $ 531,170        0.71%     1.15%          -17.83%
  AIT Equity Index
  2001                         384,887  1.947199    749,451        1.00      1.15           -13.03
  AIT Money Market
  2001                       1,705,889  1.283311  2,189,186        4.14      1.15             3.09
  AIT Select Aggressive
  Growth
  2001                         778,479  1.235514    961,822         N/A      1.15           -22.53
  AIT Select Capital
  Appreciation
  2001                         360,832  2.424064    874,679         N/A      1.15            -2.27
  AIT Select Emerging
  Markets
  2001                          78,434  0.710508     55,728         N/A      1.15           -10.17
  AIT Select Growth and
  Income
  2001                         506,255  1.575098    797,401        0.57      1.15           -12.76
  AIT Select Growth
  2001                         639,092  1.657437  1,059,256         N/A      1.15           -25.57
  AIT Select International
  Equity
  2001                         477,510  1.479217    706,340        1.38      1.15           -22.42
  AIT Select Investment
  Grade Income(a)
  2001                          41,608  1.315715     54,744        5.86      1.15             6.70
  AIT Select Investment
  Grade Income(b)
  2001                         138,519  1.148201    159,048        5.99      1.15             6.70
  AIT Select Strategic
  Growth
  2001                         237,079  0.482287    114,340         N/A      1.15           -30.10
  AIT Select Strategic
  Income
  2001                           6,333  1.037505      6,571        4.85      1.15             3.75(c)
  AIT Select Value
  Opportunity
  2001                         376,864  2.215898    835,093        0.63      1.15            11.39
  AIM V.I. Aggressive
  Growth
  2001                           2,000  0.862898      1,726         N/A      1.15           -13.71(c)
  Alliance Growth and
  Income Class B
  2001                           4,472  0.927400      4,147        0.50      1.15            -7.26(c)
  Alliance Premier Growth
  Class B
  2001                          21,203  0.856593     18,162         N/A      1.15           -14.34(c)
  DGPF International Equity
  2001                         127,217  1.382289    175,850        2.00      1.15           -13.84
  Fidelity VIP
  Equity-Income
  2001                         565,530  1.834156  1,037,271        1.64      1.15            -6.05
  Fidelity VIP Growth
  2001                         818,947  1.840599  1,507,353        0.08      1.15           -18.60
  Fidelity VIP High Income
  2001                         291,740  0.894095    260,843       46.14      1.15           -12.75
  Fidelity VIP Overseas
  2001                          47,983  1.234889     59,254        3.04      1.15           -22.07
  Fidelity VIP II Asset
  Manager
  2001                           2,496  1.737246      4,336        6.40      1.15            -5.19

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  ------------------------------------
                                                              INVESTMENT*
                                          UNIT                  INCOME     EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS     RATIO     RATIO**    RETURN***
                             ---------  --------  ----------  -----------  -------  --------------
  FT VIP Franklin Large Cap
  Growth Class 2
  2001                          12,353  0.874218  $  10,799        0.33%     1.15%          -12.58%(c)
  FT VIP Franklin Small Cap
  Class 2
  2001                          86,387  0.929790     80,322        0.17      1.15            -7.02(c)
  FT VIP Mutual Shares
  Class 2
  2001                           2,000  0.984634      1,969        2.73      1.15            -1.54(c)
  Invesco VIF Health
  Sciences
  2001                          32,004  1.019172     32,617        0.85      1.15             1.92(c)
  Janus Aspen Growth
  Service Shares
  2001                          23,872  0.787235     18,793         N/A      1.15           -21.28(c)
  T. Rowe Price
  International Stock
  2001                         216,315  1.123058    242,935        1.86      1.15           -23.11

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a)  Available only in Variable Inheiritage. See Note 1.
(b)  Available only in Select Inheiritage. See Note 1.
(c)  Start date of 05/01/01.

NOTE 7 -- SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    Effective July 1, 2000, pursuant to a Substitution Order approved by the Security and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund (SIF), which was only offered in the Variable Inheiritage product. The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. On this date, 76,077 shares of Select Income Fund (valued at $72,334) were substituted for 69,003 shares of the Select Investment Grade Income Fund (valued at $72,334), at the ratio of .907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a policyowner of Inheiritage held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


REPRESENTATIONS PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                     CONTENTS OF THE REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N-8B-2 in Prospectus A.
Cross-reference to items required by form N-8B-2 in Prospectus B.
Prospectus A (Variable) consisting of ____ pages.
Prospectus B (Select) consisting of ____ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484 under the 1933 Act.
Representations pursuant to Section 26(e) of the 1940 Act.
The signatures.

Written consents of the following persons:

     1.   Actuarial Consent
     2.   Opinion Counsel
     3.   Consent of Independent Accountants

The following exhibits:

     1.   Exhibit 1  (Exhibits required by paragraph A of the instructions to
                     Form N-8B-2)

          (1) Certified copy of Resolutions of the Board of Directors of the Company of August 20, 1991 authorizing the establishment of the Inheiritage Account was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

          (2)  Not Applicable.

          (3) (a) Underwriting and Administrative Services Agreement between the Company and Allmerica Investments, Inc was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

               (b) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

               (c) Sales Agreements (Select) were previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and are incorporated by reference herein.

               (d) Sales Agreements were previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and are incorporated by reference herein.

               (e) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

               (f) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

               (g) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

          (4)  Not Applicable

          (5) Policy and initial Policy riders were previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and are incorporated by reference herein. The Preferred Loan Endorsement was previously filed on May 1, 1997 in Post-Effective Amendment No. 6 to this Registration Statement, and is incorporated by reference herein.

          (6) Company's restated Articles of Incorporation and Bylaws were previously filed in Post-Effective Amendment No. 3 to this Registration Statement on October 1, 1995, and are incorporated by reference herein. Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 4 to this Registration Statement, and are incorporated by reference herein.

          (7)  Not Applicable.

          (8) (a) Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 3 of Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein. Amendment dated May 1, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein.

               (b) Amendment dated May 1, 2001 to the Fidelity VIP Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 3 of Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

               (c) Amendment dated October 1, 2001 to the Fidelity VIP II Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 3 of Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated October 4, 1999 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

               (d) Amendment dated May 1, 2002 to the Delaware Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 3 of Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

               (e) Amendment dated October 1, 200 to the T. Rowe Price Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 11 of Registration Statement No. 3-71056/811-8130, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

               (f) An Amendment to the Fidelity Service Agreement was previously filed on May 1, 1997 in Post-Effective Amendment No. 6, and is incorporated by reference herein. Fidelity Service Agreement was previously filed on April 30, 1996 in Post-Effective Amendment No. 4 to this Registration Statement, and is incorporated by reference herein.

               (g) Agreement with Rowe Price-Fleming International, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

               (h) Form of Amendment dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 3 of Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement between the Company and AIM Variable Insurance Funds, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 333-0683/811-7663 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

               (i) Form of Amendment dated May 1, 2002 to the Alliance Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 3 of Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Alliance Amendment and Restated Participation Agreement, Merger and Consolidated Agreement, and Amended and Restated Participation Agreement with Alliance dated August 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 26, 2000 in Post-Effective Amendment No. 4, and is incorporated by reference herein.

               (j) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 3 of Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and Participation Agreement between the Company and Franklin Templeton Variable Insurance Products Trust dated March 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and are incorporated by reference herein.

               (k) Amendment dated December 15, 2001 to the INVESCO Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 3 of Registration

                    Statement No. 333-45914/811-10133, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and Participation Agreement between the Company and INVESCO Variable Investments Funds, Inc. dated March 21, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein.

               (l) Amendment dated February 25, 2000 to the Janus Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 11 of Registration Statement No. 3-71056/811-8130, and is incorporated by reference herein. Participation Agreement between the Company and Janus Distributors, Inc. dated May 27, 1999, previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein.

          (9) (a) BFDS Agreements for lockbox and mailroom services were previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and are incorporated by reference herein

               (b)  Directors' Power of Attorney is filed herewith.

          (10) Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

     2.   Policy and Policy riders are as set forth in Exhibit 1(5) above.

     3.   Opinion of Counsel is filed herewith.

     4.   Not Applicable.

     5.   Not Applicable.

     6.   Actuarial Consent is filed herewith.

     7. Procedures Memorandum dated December, 1993 pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B) was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 to this Registration Statement, and is incorporated by reference herein.

     8.   Consent of Independent Accountants is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                             INHEIRITAGE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                          By: /s/ Charles F. Cronin
                                              ---------------------
                                          Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                               TITLE                                                         DATE
/s/ Warren E. Barnes                     Vice President and Corporate Controller                       April 1, 2002
------------------------------------
Warren E. Barnes

Edward J. Parry*                         Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                       Director and Senior Vice President
------------------------------------

John F. O'Brien*                         Director, President  and Chief Executive Officer
------------------------------------

Bruce C. Anderson*                       Director and Vice President
------------------------------------

Mark R. Colborn*                         Director and Vice President
------------------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                        Director, Vice President and General Counsel
------------------------------------

Mark A. Hug*                             Director and Vice President
------------------------------------

Robert P. Restrepo, Jr.*                 Director and Vice President
------------------------------------

Gregory D. Tranter*                      Director and Vice President
------------------------------------

* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-74184)

                             FORM S-6 EXHIBIT TABLE

     Exhibit 1(9)(b)       Directors' Power of Attorney

     Exhibit 3             Opinion of Counsel

     Exhibit 6             Actuarial Consent

     Exhibit 8             Consent of Independent Accountants